Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
November 30, 2024
IGB-NPRT1-0125
1.813259.120
Asset-Backed Securities - 8.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	12,551,000	12,633,385
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	8,359,000	8,395,245
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	13,257,000	13,315,967
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	6,159,000	6,193,761
TOTAL BAILIWICK OF JERSEY		40,538,358
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	780,483	791,270
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.0416% 7/22/2037 (b)(c)(d)	4,187,000	4,201,177
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	7,525,000	7,543,045
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	14,203,000	14,217,785
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	7,959,000	8,008,545
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	6,507,000	6,517,808
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	11,238,000	11,279,569
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	8,875,000	8,887,398
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	4,698,000	4,704,817
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	5,875,000	5,902,084
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	10,462,000	10,477,505
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	9,992,000	10,009,116
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	5,474,000	5,482,337
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)	9,089,000	9,126,683
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	10,335,000	10,347,061
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	628,258	628,815
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	9,510,000	9,548,544
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	5,100,000	5,107,538
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)	6,127,000	6,150,650
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	6,612,000	6,612,000
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	8,665,000	8,674,012
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	8,292,000	8,301,569
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	9,800,000	9,815,494
Dryden 70 Clo Ltd Series 2018-70A Class A1, CME Term SOFR 3 month Index + 1.4316%, 6.0789% 1/16/2032 (b)(c)(d)	1,593,224	1,597,276
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	7,800,000	7,849,826
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	7,552,000	7,582,820
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	4,292,000	4,298,992
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 6.1775% 4/17/2037 (b)(c)(d)	9,851,000	9,899,959
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	2,050,000	2,053,581
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	7,571,000	7,602,987
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	9,611,000	9,658,901
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	13,521,000	13,563,551
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	9,504,000	9,551,415
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	5,269,000	5,283,084
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	1,687,627	1,603,246
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	5,835,000	5,845,981
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	6,630,000	6,658,595
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	3,531,000	3,555,661
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	10,220,000	10,235,269
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	9,350,000	9,356,536
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0375% 7/15/2034 (b)(c)(d)	5,879,000	5,893,933
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	1,967,000	1,970,190
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	4,122,000	4,140,677
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(e)	4,723,000	4,723,000
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	8,363,000	8,383,197
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)	6,892,000	6,892,207
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	9,144,000	9,180,887
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	3,366,774	3,374,060
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	7,178,000	7,217,694
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	12,246,000	12,280,766
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)	8,640,000	8,640,000
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	7,074,000	7,075,160
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	9,311,000	9,372,220
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 6.2674% 4/20/2037 (b)(c)(d)	494,000	495,680
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 0% 1/18/2038 (b)(c)(d)(e)	2,952,000	2,952,000
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	4,586,000	4,586,000
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	3,230,000	3,235,730
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,736,358	6,238,069
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	11,224,000	11,255,775
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	3,769,000	3,769,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	10,760,000	10,774,322
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	5,480,000	5,490,363
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	6,003,000	6,053,731
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	1,077,456	1,078,283
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	8,685,338	8,697,567
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	6,591,734	6,338,611
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	4,143,845	3,936,653
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.4113% 4/6/2042 (b)(c)(d)	491,000	365,436
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	5,937,000	5,968,098
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	2,762,000	2,767,201
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	11,071,000	11,102,763
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		471,990,505
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	4,139,000	4,156,384
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	6,085,000	6,124,851
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	6,465,000	6,472,157
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	7,996,000	8,033,685
TOTAL MULTI-NATIONAL		20,630,693
UNITED STATES - 3.1%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	5,444,570	5,536,653
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	4,977,781	5,061,969
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	5,397,766	4,088,762
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	169,003	163,929
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	2,801,205	2,689,260
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	886,319	531,952
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	4,586,572	4,260,853
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	10,742,991	9,819,470
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	1,315,000	1,314,842
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/2028 (d)	150,078	150,518
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	1,500,000	1,509,963
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	922,588	925,684
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	7,178,000	7,212,749
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	2,794,000	2,794,226
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,800,000	1,812,983
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	1,033,914	992,567
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	172,496	146,598
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	8,274,000	8,283,664
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	8,391,518	7,656,761
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (d)(f)	1,850,303	1,846,529
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	700,000	709,477
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	3,742,000	3,813,824
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,900,000	1,933,293
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,490,000	1,498,211
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	1,000,000	1,012,358
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	1,190,929	1,122,471
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	3,461,745	3,184,918
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	1,843,770	1,309,117
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (d)	6,005,485	5,653,634
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	1,092,429	1,045,478
Castlelake Aircraft Structured Trust Series 2021-1A Class B, 6.656% 1/15/2046 (d)	481,131	462,768
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	1,554,199	1,531,952
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	2,100,000	2,122,320
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	800,000	808,306
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	382,588	382,978
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,239,505	3,143,374
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	581,765	561,605
DB Master Finance LLC Series 2019-1A Class A2II, 4.021% 5/20/2049 (d)	782,635	769,911
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	7,384,610	6,334,133
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (d)	5,297,000	5,298,885
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	600,000	600,830
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	1,437,000	1,460,811
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	1,200,000	1,203,986
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	6,966,720	6,512,842
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	271,328	239,190
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	7,542,000	7,586,543
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,608,692	1,637,090
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	5,100,000	5,097,143
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	900,000	907,761
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	900,000	917,255
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 0% 1/15/2038 (b)(c)(d)(e)	7,281,000	7,281,000
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	3,371,000	3,267,208
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class B, 1.32% 9/15/2027	4,000,000	3,885,528
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	2,500,000	2,511,256
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	1,400,000	1,423,919
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	2,000,000	2,019,724
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	1,300,000	1,306,353
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (d)	700,000	710,462
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	2,300,000	2,325,464
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	5,980,000	6,001,909
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)	3,800,000	3,804,407
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	7,423,000	7,424,247
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	1,349,144	1,295,179
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	600,000	606,075
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	2,000,000	2,023,469
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)	1,500,000	1,523,909
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (d)	8,867,524	8,189,507
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	1,001,979	1,006,263
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	700,000	709,011
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	6,100,000	6,071,041
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	947,706	960,758
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,400,000	1,412,129
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)	4,262,076	4,263,162
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	1,555,238	1,569,656
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	5,895,023	5,465,067
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	6,317,025	6,065,046
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	5,645,250	5,210,582
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	827,201	826,875
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	673,091	657,158
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	10,556,800	9,923,498
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	411,408	329,377
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	5,278,000	5,262,579
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	3,008,000	2,903,400
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	2,300,000	2,104,029
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,400,000	1,417,409
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,300,000	1,298,432
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	565,440	566,874
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	1,400,000	1,418,020
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	6,541,000	6,754,545
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	12,546,000	12,745,623
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	7,459,000	7,574,650
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	9,709,000	9,597,622
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	10,123,000	9,956,563
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	4,788,000	4,730,920
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (b)(c)	3,478	3,570
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	1,267,540	1,269,821
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	3,527,726	3,529,731
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	1,500,000	1,500,900
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	1,000,000	1,010,049
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	1,050,000	1,061,307
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	700,000	693,441
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	3,183,358	3,241,763
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	349,445	366,832
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	4,453,000	4,454,589
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	1,300,000	1,308,436
TOTAL UNITED STATES		320,502,740
TOTAL ASSET-BACKED SECURITIES (Cost $863,637,845)		858,609,950

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank ICE IBA - USD SOFR Spread-Adj ICE SWAP Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,865,000	1,891,092
KeyBank NA/Cleveland OH 6.95% 2/1/2028	725,000	756,647
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,685,000	2,819,725

TOTAL BANK NOTES (Cost $5,127,537)		5,467,464

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (d)	2,832,167	2,810,360
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	2,850,987	2,773,301
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	1,229,929	1,207,303
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)	342,915	34
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3113% 5/27/2037 (b)(c)(d)	277,301	267,677
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	10,644	10,798
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	12,105	12,131
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	14,448	14,693
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	10,996	11,128
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	14,464	14,667
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	5,953	6,017
Fannie Mae Guaranteed REMICS Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.8285% 8/25/2031 (b)(c)	12,425	12,536
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	2,311	2,386
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	6,850	7,024
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.6485% 2/25/2032 (b)(c)	1,440	1,445
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9128% 3/18/2032 (b)(c)	2,600	2,623
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 4/25/2032 (b)(c)	5,370	5,416
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 10/25/2032 (b)(c)	3,376	3,404
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.5985% 1/25/2032 (b)(c)	1,319	1,322
Fannie Mae Guaranteed REMICS Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 5.2985% 11/25/2032 (b)(c)	25,432	25,435
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.7015% 11/25/2032 (b)(g)	5,300	128
Fannie Mae Guaranteed REMICS Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 11/25/2032 (b)(c)	5,260	5,304
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 12/25/2033 (b)(g)	52,030	5,955
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 3/25/2033 (b)(g)	2,792	286
Fannie Mae Guaranteed REMICS Series 2003-70 Class BJ, 5% 7/25/2033	87,772	86,906
Fannie Mae Guaranteed REMICS Series 2004-52 Class KZ, 5.5% 7/25/2034	404,500	405,549
Fannie Mae Guaranteed REMICS Series 2004-91 Class Z, 5% 12/25/2034	932,539	923,402
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (h)(i)	9,943	8,509
Fannie Mae Guaranteed REMICS Series 2005-117 Class JN, 4.5% 1/25/2036	72,897	71,231
Fannie Mae Guaranteed REMICS Series 2005-14 Class ZB, 5% 3/25/2035	287,007	284,186
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 1.8715% 6/25/2035 (b)(g)	67,718	4,886
Fannie Mae Guaranteed REMICS Series 2005-68 Class CZ, 5.5% 8/25/2035	1,182,851	1,194,643
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	210,654	211,450
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 4.9439% 8/25/2035 (b)(c)	1,703	1,745
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	128,643	129,786
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	30,095	30,458
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 1.8315% 11/25/2036 (b)(g)	39,510	3,789
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.7915% 12/25/2036 (b)(g)	25,128	2,472
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (h)	34,026	29,938
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (h)	51,647	43,495
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (h)	6,962	5,612
Fannie Mae Guaranteed REMICS Series 2006-72 Class CY, 6% 8/25/2026	42,477	42,610
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.5915% 5/25/2037 (b)(g)	13,321	1,439
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 11.5289% 6/25/2037 (b)(c)	12,251	14,844
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	16,413	20,050
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	4,636	5,098
Fannie Mae Guaranteed REMICS Series 2009-59 Class HB, 5% 8/25/2039	517,836	517,709
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	59,555	59,254
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	511,570	505,468
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	60,576	62,362
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	181,712	175,617
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (g)	11,237	138
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (g)	116,486	3,198
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	268,685	247,067
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	336,079	308,269
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (g)	2,007	24
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (b)(g)	4,262	21
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (g)	22,002	193
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (b)(g)	63,194	6,714
Fannie Mae Guaranteed REMICS Series 2013-41 Class DA, 1.75% 2/25/2043	10,400,563	9,200,586
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (g)	354,165	53,827
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	406,627	383,033
Fannie Mae Guaranteed REMICS Series 2016-39 Class GD, 2% 11/25/2044	4,214,031	3,864,498
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (g)	199,835	30,155
Fannie Mae Guaranteed REMICS Series 2018-45 Class GI, 4% 6/25/2048 (g)	2,599,481	544,092
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	552,239	481,744
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,424,776	1,251,440
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	447,652	406,404
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	3,596,899	3,140,835
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	403,175	388,580
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,095,413	965,347
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	636,701	577,091
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,633	1,671
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (h)	16,408	13,510
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (h)	25,572	21,172
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (g)	65,596	2,915
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	67,346	62,317
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	923,102	915,258
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.7785% 6/25/2036 (b)(c)	1,095,009	1,104,881
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.7685% 3/25/2036 (b)(c)	760,480	767,464
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,072,309	1,071,093
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,275,425	1,248,691
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (g)	13,279	1,988
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (g)	12,441	1,884
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(g)	8,206	1,524
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(g)	6,539	1,033
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (g)	7,659	1,338
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(g)	5,878	1,069
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (g)	52,217	8,628
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	3,884	3,939
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	11,264	11,440
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	982,791	951,014
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	607,288	587,514
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	280,023	244,068
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	285,776	249,346
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	2,933	2,949
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	6,103	6,187
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	42,412	43,013
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,378	2,414
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	6,764	6,888
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	43,454	44,004
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	11,281	11,440
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2156 Class TC, 6.25% 5/15/2029	1,376	1,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	7,561	7,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,075	4,119
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	23,426	23,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	79,174	80,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.7201% 1/15/2032 (b)(c)	1,019	1,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	1,496	1,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9201% 3/15/2032 (b)(c)	1,405	1,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 6/15/2031 (b)(c)	2,369	2,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	849	853
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	10,039	10,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	14,138	14,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	26,161	26,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 5.3201% 11/15/2032 (b)(c)	17,037	17,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	58,602	58,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 2/15/2033 (b)(c)	296,012	298,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 5.3201% 3/15/2034 (b)(c)	402,449	399,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	40,102	40,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,137,632	1,128,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	277,495	284,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	112,963	115,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	13,003	13,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	183,091	186,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	1,335	1,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	58,968	59,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	3,378	3,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (h)	6,213	6,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.6799% 2/15/2036 (b)(g)	17,375	1,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (h)(i)	62,113	50,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (h)	12,149	10,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (h)	33,691	27,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (h)	42,562	35,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	57,090	59,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	245,311	249,464
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.7399% 11/15/2036 (b)(g)	82,001	7,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	19,032	19,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.6599% 6/15/2037 (b)(g)	52,998	5,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 5.1701% 5/15/2037 (b)(c)	64,196	62,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	195,414	195,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	257,198	257,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,539,238	1,539,227
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	2,183,209	2,183,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	41,790	41,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (g)	717	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	245,223	226,254
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (g)	45,970	3,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (g)	577	2
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (g)	1,649	16
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (g)	156,036	6,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	133,943	131,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	510,139	486,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,168,555	1,731,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	1,075,066	1,015,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	283,796	245,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	357,830	310,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	258,782	224,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	332,209	294,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	216,505	188,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	216,506	188,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	252,138	224,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	1,231,449	1,102,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	270,612	240,700
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	13,713	13,958
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	7,805	7,933
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,104	2,137
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (h)	21,549	17,496
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.1518% 5/20/2060 (b)(c)(j)	106,181	105,889
Ginnie Mae Mortgage pass-thru certificates Series 2010-H16 Class BA, 3.55% 7/20/2060 (j)	161,769	155,409
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.271% 8/20/2060 (b)(c)(j)	1,385,673	1,380,366
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.351% 12/20/2060 (b)(c)(j)	609,904	607,602
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 12/20/2060 (b)(c)(j)	579,662	578,856
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 2/20/2061 (b)(c)(j)	593,693	592,733
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.461% 2/20/2061 (b)(c)(j)	682,125	680,752
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 4/20/2061 (b)(c)(j)	595,245	594,460
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(j)	600,186	599,123
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(j)	563,535	562,713
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.501% 6/20/2061 (b)(c)(j)	671,267	670,670
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.521% 9/20/2061 (b)(c)(j)	219,987	219,839
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 10/20/2061 (b)(c)(j)	644,436	644,365
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 11/20/2061 (b)(c)(j)	850,461	851,409
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 1/20/2062 (b)(c)(j)	391,372	391,871
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 1/20/2062 (b)(c)(j)	762,563	762,811
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 3/20/2062 (b)(c)(j)	353,319	353,199
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (b)(c)(j)	15,305	15,288
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 5.491% 10/20/2062 (b)(c)(j)	10,449	10,437
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (j)	8	6
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (j)	1,219	1,119
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 5.331% 3/20/2063 (b)(c)(j)	15,339	15,292
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.571% 8/20/2063 (b)(c)(j)	22,809	22,807
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 1/20/2064 (b)(c)(j)	45,929	45,924
Ginnie Mae Mortgage pass-thru certificates Series 2014-H04 Class HA, 2.75% 2/20/2064 (j)	202,828	200,878
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.571% 12/20/2063 (b)(c)(j)	75,410	75,395
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 6/20/2064 (b)(c)(j)	166,845	166,611
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 5.251% 5/20/2063 (b)(c)(j)	22,104	21,876
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (j)	4,571	4,422
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 5.171% 4/20/2063 (b)(c)(j)	21,162	20,960
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(j)	90,941	88,073
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.41% 5/20/2066 (b)(c)(j)	632,200	628,496
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 5.371% 12/20/2062 (b)(c)(j)	11,345	11,263
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	398,122	357,769
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (b)(c)(j)	1,162,319	1,155,251
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (j)	2,660,537	2,572,117
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	631,172	643,477
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	90,732	89,372
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.775% 5/16/2034 (b)(g)	18,563	1,188
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.475% 8/17/2034 (b)(g)	21,135	1,779
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 11.8502% 6/16/2037 (b)(c)	2,582	2,917
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.965% 6/16/2037 (b)(g)	33,813	3,287
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 7/20/2037 (b)(c)	255,824	254,636
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 5.2007% 1/20/2038 (b)(c)	65,649	65,276
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.5807% 8/20/2038 (b)(c)	357,279	360,726
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.6207% 9/20/2038 (b)(c)	258,933	261,761
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.325% 11/16/2039 (b)(c)	351,898	351,100
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 5.255% 12/16/2039 (b)(c)	207,948	207,023
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	5,655,203	5,636,421
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	56,257	53,366
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	761,002	734,064
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	2,805,347	2,591,721
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	167,845	161,746
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	1,543,977	1,556,056
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.3718% 3/20/2060 (b)(c)(j)	134,388	134,266
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (g)	73,183	3,759
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	127,899	124,332
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	828,259	824,670
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.3794% 7/20/2041 (b)(g)	69,797	6,494
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 8/20/2042 (b)(c)	274,662	270,262
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	378,275	369,134
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,502,782	1,365,868
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	561,037	514,318
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	947,158	857,569
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	772,032	701,648
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	294,322	270,926
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	1,416,163	1,267,478
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	800,562	717,929
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	641,111	579,361
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	820,188	752,878
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	742,951	688,187
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2527% 5/20/2065 (b)(j)	54,372	53,398
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	554,055	514,818
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	470,538	454,655
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	398,114	395,773
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	909,163	856,241
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	979,070	956,500
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	709,536	688,462
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	3,140,519	3,031,713
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	1,037,478	994,526
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (b)(c)	617	570
TOTAL UNITED STATES		101,021,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,211,086)		101,021,766

Commercial Mortgage Securities - 6.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.7%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	3,676,000	3,381,920
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	825,000	703,330
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.8425% 11/5/2032 (b)(d)	341,000	244,690
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	5,279,100	5,257,697
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.16% 1/15/2039 (b)(c)(d)	996,690	988,608
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.76% 1/15/2039 (b)(c)(d)	711,921	710,141
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,751,335	1,679,944
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	5,010,198	4,815,157
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	620,411	608,384
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	2,479,000	2,390,860
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	1,407,314	1,391,416
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	5,732,000	5,157,979
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	200,000	190,966
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,200,000	1,125,361
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (b)(g)	16,444,415	760,161
BANK Series 2022-BNK44 Class A5, 5.9359% 11/15/2055 (b)	2,980,000	3,141,129
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.3022% 11/25/2035 (b)(c)(d)	12,935	12,583
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 5.3622% 11/25/2035 (b)(c)(d)	6,481	6,417
Bayview Commercial Asset Trust Series 2005-3A Class M2, CME Term SOFR 1 month Index + 0.8495%, 5.4372% 11/25/2035 (b)(c)(d)	8,990	8,754
Bayview Commercial Asset Trust Series 2005-3A Class M3, CME Term SOFR 1 month Index + 0.8795%, 5.4672% 11/25/2035 (b)(c)(d)	8,010	7,583
Bayview Commercial Asset Trust Series 2005-3A Class M4, CME Term SOFR 1 month Index + 1.0145%, 5.6022% 11/25/2035 (b)(c)(d)	10,020	9,542
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.2872% 1/25/2036 (b)(c)(d)	31,301	29,904
Bayview Commercial Asset Trust Series 2005-4A Class B1, CME Term SOFR 1 month Index + 2.2145%, 6.8022% 1/25/2036 (b)(c)(d)	11,657	42,720
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.3772% 1/25/2036 (b)(c)(d)	10,078	9,590
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 5.4072% 1/25/2036 (b)(c)(d)	7,023	6,617
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 5.4522% 1/25/2036 (b)(c)(d)	10,252	9,509
Bayview Commercial Asset Trust Series 2005-4A Class M4, CME Term SOFR 1 month Index + 1.0295%, 5.6172% 1/25/2036 (b)(c)(d)	10,525	10,017
Bayview Commercial Asset Trust Series 2005-4A Class M5, CME Term SOFR 1 month Index + 1.0895%, 5.6772% 1/25/2036 (b)(c)(d)	10,525	10,528
Bayview Commercial Asset Trust Series 2005-4A Class M6, CME Term SOFR 1 month Index + 1.1645%, 5.7522% 1/25/2036 (b)(c)(d)	11,203	11,115
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 5.2422% 4/25/2036 (b)(c)(d)	10,098	9,478
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 5.2722% 4/25/2036 (b)(c)(d)	6,145	5,706
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 5.3022% 4/25/2036 (b)(c)(d)	6,487	5,775
Bayview Commercial Asset Trust Series 2006-1A Class M3, CME Term SOFR 1 month Index + 0.7445%, 5.3322% 4/25/2036 (b)(c)(d)	10,329	9,130
Bayview Commercial Asset Trust Series 2006-1A Class M4, CME Term SOFR 1 month Index + 0.8945%, 5.4822% 4/25/2036 (b)(c)(d)	5,853	5,349
Bayview Commercial Asset Trust Series 2006-1A Class M5, CME Term SOFR 1 month Index + 0.9545%, 5.5422% 4/25/2036 (b)(c)(d)	5,681	4,992
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 5.6622% 4/25/2036 (b)(c)(d)	6,111	5,537
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 5.1672% 7/25/2036 (b)(c)(d)	8,954	8,403
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 5.1972% 7/25/2036 (b)(c)(d)	6,294	5,835
Bayview Commercial Asset Trust Series 2006-2A Class M3, CME Term SOFR 1 month Index + 0.6395%, 5.2272% 7/25/2036 (b)(c)(d)	9,670	9,175
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 5.3322% 7/25/2036 (b)(c)(d)	5,988	5,633
Bayview Commercial Asset Trust Series 2006-2A Class M5, CME Term SOFR 1 month Index + 0.8195%, 5.4072% 7/25/2036 (b)(c)(d)	8,028	7,539
Bayview Commercial Asset Trust Series 2006-3A Class M4, CME Term SOFR 1 month Index + 0.7595%, 5.3472% 10/25/2036 (b)(c)(d)	8,597	61,483
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 5.1072% 12/25/2036 (b)(c)(d)	67,612	63,262
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 5.1372% 12/25/2036 (b)(c)(d)	10,051	9,763
Bayview Commercial Asset Trust Series 2006-4A Class M2, CME Term SOFR 1 month Index + 0.5795%, 5.1672% 12/25/2036 (b)(c)(d)	12,478	12,006
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 5.2122% 12/25/2036 (b)(c)(d)	6,816	6,537
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 5.1072% 3/25/2037 (b)(c)(d)	16,559	15,684
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 5.1072% 7/25/2037 (b)(c)(d)	56,068	52,177
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 5.1822% 7/25/2037 (b)(c)(d)	52,485	48,298
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 5.2572% 7/25/2037 (b)(c)(d)	17,916	16,722
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 5.3172% 7/25/2037 (b)(c)(d)	21,717	20,153
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 5.4372% 7/25/2037 (b)(c)(d)	31,681	26,794
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 5.1372% 7/25/2037 (b)(c)(d)	18,642	17,520
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 5.1672% 7/25/2037 (b)(c)(d)	9,882	9,066
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 5.2122% 7/25/2037 (b)(c)(d)	10,528	9,553
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 5.2572% 7/25/2037 (b)(c)(d)	16,996	15,293
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.4522% 7/25/2037 (b)(c)(d)	26,755	24,167
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.6022% 7/25/2037 (b)(c)(d)	16,190	17,535
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,400,000	1,459,518
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	806,000	783,449
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	10,843,000	10,444,494
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,626,000	1,550,121
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	8,383,000	7,685,662
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,700,000	1,742,861
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	3,771,000	3,773,357
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5031% 9/15/2054 (b)	600,000	615,683
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	5,567,000	5,573,959
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.2509% 6/15/2041 (b)(c)(d)	2,749,000	2,750,718
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.4506% 6/15/2041 (b)(c)(d)	1,944,000	1,944,000
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	19,188,000	19,283,940
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)	4,991,000	5,019,074
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	2,703,893	2,678,544
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.9553% 4/15/2034 (b)(c)(d)	2,644,000	2,614,255
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.2553% 4/15/2034 (b)(c)(d)	1,748,000	1,723,965
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.5553% 4/15/2034 (b)(c)(d)	1,835,000	1,805,181
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	11,302,000	11,249,150
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.6223% 10/15/2036 (b)(c)(d)	1,691,000	1,677,821
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.8221% 10/15/2036 (b)(c)(d)	2,263,000	2,241,836
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.0218% 10/15/2036 (b)(c)(d)	2,197,000	2,172,343
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.671% 10/15/2036 (b)(c)(d)	7,638,000	7,604,662
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)	7,279,738	7,284,288
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	1,311,933	1,310,295
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(c)(d)	3,048,808	3,038,348
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.171% 2/15/2039 (b)(c)(d)	3,048,808	3,038,348
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.5701% 2/15/2039 (b)(c)(d)	3,048,808	3,035,494
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	4,312,924	4,327,749
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(c)(d)	1,030,981	1,031,625
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.2495% 12/9/2040 (b)(c)(d)	516,652	517,136
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,600,000	1,619,876
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(d)	11,232,609	11,267,711
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	24,295,567	24,363,899
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	200,000	199,940
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	2,529,906	2,532,275
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(c)(d)	3,710,745	3,711,905
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(c)(d)	837,562	837,562
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.4483% 4/15/2037 (b)(c)(d)	700,847	700,847
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	14,016,709	14,034,112
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.3008% 4/15/2041 (b)(c)(d)	2,234,146	2,234,844
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.5505% 4/15/2041 (b)(c)(d)	1,854,618	1,855,778
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	8,495,362	8,521,911
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.4008% 2/15/2039 (b)(c)(d)	1,066,294	1,066,293
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)	3,325,605	3,324,559
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.5502% 3/15/2041 (b)(c)(d)	4,415,455	4,414,074
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.977% 12/15/2037 (b)(c)(d)	5,900,000	5,900,000
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	1,145,937	1,123,126
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	1,484,118	1,467,766
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)	18,910,079	18,391,302
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (d)	12,183,036	10,921,788
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	13,114,158	12,357,025
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	791,792	767,988
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	600,000	565,697
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (d)	22,582,000	19,749,998
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,498,000	2,441,677
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	1,500,000	1,458,167
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	1,313,529	1,267,655
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	2,275,000	2,320,830
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	15,431,038	15,373,172
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.8447% 11/15/2038 (b)(c)(d)	3,895,466	3,873,554
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)	1,888,000	1,900,566
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	4,555,480	4,558,327
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.1035% 7/15/2038 (b)(c)(d)	2,594,265	2,596,697
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.4235% 7/15/2038 (b)(c)(d)	1,912,450	1,916,634
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 7/15/2038 (b)(c)(d)	3,858,593	3,869,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	3,415,822	3,390,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	729,400	721,477
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	2,144,262	2,102,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	700,000	677,786
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	500,000	484,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	496,602	480,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,200,000	1,162,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	900,000	870,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,700,000	1,650,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,400,000	1,355,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,900,000	3,801,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	3,800,000	3,706,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	589,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,000,000	1,960,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	392,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,600,000	2,562,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	14,700,000	14,327,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,500,000	1,476,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	4,000,000	3,854,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	300,000	274,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,200,000	1,106,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	1,257,886	1,147,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,400,000	1,268,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	1,800,000	1,647,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	1,400,000	1,329,151
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032	900,000	794,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,600,000	1,378,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	4,800,000	4,407,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,300,000	1,287,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	1,100,000	1,096,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K752 Class A2, 4.284% 7/25/2030	2,000,000	1,978,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	400,000	412,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,200,000	1,188,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K517 Class A2, 5.355% 1/25/2029	3,500,000	3,606,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	8,400,000	8,688,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	700,000	704,685
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(d)	3,742,344	3,588,459
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.3448% 10/10/2048 (b)(g)	16,375,895	91,916
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	384,124
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	1,411,370	1,394,327
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	6,605,000	6,555,463
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 10/15/2036 (b)(c)(d)	1,021,000	1,006,457
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.2745% 10/15/2036 (b)(c)(d)	841,000	827,457
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (d)	4,100,000	3,934,722
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(c)(d)	8,964,000	8,997,593
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	149,997	147,621
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	1,409,091	1,390,607
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,823,000	1,592,295
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	297,463	271,267
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	2,821,000	2,636,436
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	485,000	384,835
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	955,000	706,294
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (d)	31,484,000	28,021,076
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (d)	25,800,000	22,508,993
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 5.2058% 4/15/2037 (b)(c)(d)	6,833,957	6,665,207
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	12,720,000	12,409,951
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)	8,835,000	8,424,302
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.7024% 5/15/2039 (b)(c)(d)	4,950,000	4,677,750
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.1512% 5/15/2039 (b)(c)(d)	4,400,000	4,065,848
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	7,893,272	7,794,606
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.6035% 3/15/2038 (b)(c)(d)	1,904,315	1,879,321
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.8235% 3/15/2038 (b)(c)(d)	1,198,426	1,181,198
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.1235% 3/15/2038 (b)(c)(d)	1,667,168	1,639,035
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.4735% 3/15/2038 (b)(c)(d)	1,456,194	1,414,329
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.5244% 4/15/2038 (b)(c)(d)	655,432	654,613
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	300,000	299,063
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	7,429,671	7,318,308
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,056,000	3,942,997
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	6,270,947	6,045,905
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 6.107% 12/15/2035 (b)(c)(d)	22,356,000	22,030,282
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	4,072,336	4,110,497
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)	2,453,306	2,471,604
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.6093% 2/15/2039 (b)(c)(d)	2,586,000	2,541,226
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.2593% 2/15/2039 (b)(c)(d)	1,345,000	1,318,382
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.3% 7/15/2036 (b)(c)(d)	4,098,000	4,090,316
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	12,651,641	12,642,284
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)	5,690,464	5,672,681
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.0528% 11/15/2038 (b)(c)(d)	3,534,652	3,521,581
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.302% 11/15/2038 (b)(c)(d)	2,322,307	2,316,500
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	2,096,397	2,004,764
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	9,860,000	8,013,130
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	510,000	406,482
Wells Fargo Coml Mtg Tr 2024-Grp Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.8999% 10/15/2041 (b)(c)(d)	2,000,000	1,999,184
Wells Fargo Commercial Mortgage Trust Series 2015-2015-SG1 Class ASB, 3.556% 9/15/2048	8,835	8,816
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A4, 3.166% 2/15/2048	2,976,197	2,965,303
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class ASB, 3.4% 6/15/2048	79,160	78,986
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 6.145% 1/15/2059 (b)(c)	21,454,229	21,494,316
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	2,300,000	2,224,526
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.775% 7/15/2048 (b)(c)(d)	2,900,000	2,900,403
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class ASB, 4.086% 8/15/2051	1,513,374	1,495,807
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	2,411,000	2,191,729
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	400,000	379,188
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.2132% 8/15/2054 (b)(g)	14,800,000	928,571
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	2,900,000	2,633,898
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)	5,818,000	5,712,374
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	700,000	726,001
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	3,900,000	3,898,515
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)	500,000	500,844
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)	1,200,000	1,202,061
TOTAL UNITED STATES		699,935,498
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $724,298,145)		699,935,498

Fixed-Income Funds - 1.4%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (l) (Cost $161,154,864)	1,720,628	151,449,687

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033 (Cost $18,095,000)	18,095,000	14,394,573

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $3,920,179)	3,960,000	3,813,462
TOTAL MUNICIPAL SECURITIES (Cost $3,920,179)		3,813,462

Non-Convertible Corporate Bonds - 23.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	2,250,000	2,093,603
Westpac Banking Corp 4.11% 7/24/2034 (b)	3,103,000	2,954,334

TOTAL AUSTRALIA		5,047,937
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	8,567,000	9,260,371
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,090,000	2,650,478
Alibaba Group Holding Ltd 2.7% 2/9/2041	16,100,000	11,487,189

TOTAL CHINA		14,137,667
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	9,008,000	8,873,909
BPCE SA 4.875% 4/1/2026 (d)	4,662,000	4,641,320
Societe Generale SA 1.488% 12/14/2026 (b)(d)	13,930,000	13,407,594
Societe Generale SA 4.25% 4/14/2025 (d)	4,491,000	4,463,582

TOTAL FRANCE		31,386,405
GERMANY - 0.8%
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG 4.5% 4/1/2025	8,603,000	8,575,734
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	8,509,000	7,517,388
Deutsche Bank AG/New York NY 4.1% 1/13/2026	5,262,000	5,211,560
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	11,000,000	10,865,413
		32,170,095
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	58,400,000	56,381,447
TOTAL GERMANY		88,551,542
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	10,220,000	9,867,629
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	5,268,000	5,035,779
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,518,000	5,152,698
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,903,000	5,237,940
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	2,472,000	2,458,026
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	4,349,000	4,382,464
		32,134,536
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (d)	7,484,000	7,188,151
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	4,949,000	4,887,910
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	7,943,000	8,244,447
		20,320,508
TOTAL IRELAND		52,455,044
ITALY - 0.4%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	37,209,000	37,327,236
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	3,510,000	3,014,195
Petroleos Mexicanos 6.49% 1/23/2027	1,757,000	1,724,394
Petroleos Mexicanos 6.5% 3/13/2027	5,805,000	5,663,532
Petroleos Mexicanos 6.7% 2/16/2032	4,730,000	4,191,253
Petroleos Mexicanos 6.75% 9/21/2047	14,189,000	10,143,716
Petroleos Mexicanos 6.84% 1/23/2030	349,000	323,043
Petroleos Mexicanos 6.95% 1/28/2060	4,247,000	3,026,433
Petroleos Mexicanos 7.69% 1/23/2050	70,161,000	54,950,797

TOTAL MEXICO		83,037,363
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 4.375% 8/4/2025	3,024,000	3,004,152
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	614,164	641,998
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	7,599,000	7,171,741
UBS Group AG 3.75% 3/26/2025	6,137,000	6,114,223
UBS Group AG 4.194% 4/1/2031 (b)(d)	30,399,000	29,174,133
		42,460,097
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	595,662
TOTAL SWITZERLAND		43,055,759
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.852% 5/7/2026 (b)	9,444,000	9,353,666
Barclays PLC 4.375% 1/12/2026	2,821,000	2,806,736
Barclays PLC 4.836% 5/9/2028	3,683,000	3,644,788
Barclays PLC 5.088% 6/20/2030 (b)	11,424,000	11,271,882
Barclays PLC 5.2% 5/12/2026	26,475,000	26,498,173
NatWest Group PLC 3.073% 5/22/2028 (b)	5,536,000	5,304,895
NatWest Group PLC 4.8% 4/5/2026	12,145,000	12,146,469
		71,026,609
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	2,547,000	2,382,696
TOTAL UNITED KINGDOM		73,409,305
UNITED STATES - 19.7%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	1,806,000	1,488,317
AT&T Inc 4.3% 2/15/2030	34,036,000	33,358,554
Verizon Communications Inc 2.987% 10/30/2056	869,000	549,924
Verizon Communications Inc 4.5% 8/10/2033	3,429,000	3,313,607
Verizon Communications Inc 4.862% 8/21/2046	14,251,000	13,304,848
		52,015,250
Media - 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,306,000	1,055,041
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	25,400,000	21,781,935
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	15,400,000	10,207,857
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	7,000,000	4,762,757
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	16,000,000	12,631,067
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,576,299
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	22,326,000	19,069,940
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,014,000	9,845,983
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,130,000	5,278,011
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,540,000	3,710,998
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	7,000,000	7,116,757
Comcast Corp 3.75% 4/1/2040	622,000	521,488
Discovery Communications LLC 3.625% 5/15/2030	4,063,000	3,674,737
Discovery Communications LLC 4.125% 5/15/2029	251,000	237,252
Time Warner Cable LLC 4.5% 9/15/2042	544,000	425,137
Time Warner Cable LLC 5.5% 9/1/2041	966,000	850,598
Time Warner Cable LLC 5.875% 11/15/2040	7,077,000	6,533,939
Time Warner Cable LLC 6.55% 5/1/2037	3,601,000	3,578,051
Time Warner Cable LLC 6.75% 6/15/2039	6,233,000	6,308,810
Time Warner Cable LLC 7.3% 7/1/2038	2,390,000	2,517,741
Warnermedia Holdings Inc 3.755% 3/15/2027	5,285,000	5,118,570
Warnermedia Holdings Inc 4.054% 3/15/2029	1,581,000	1,495,570
Warnermedia Holdings Inc 4.279% 3/15/2032	5,334,000	4,813,271
Warnermedia Holdings Inc 5.05% 3/15/2042	2,865,000	2,420,599
Warnermedia Holdings Inc 5.141% 3/15/2052	31,930,000	25,667,106
		162,199,514
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.75% 4/15/2027	6,800,000	6,661,555
T-Mobile USA Inc 3.875% 4/15/2030	20,000,000	19,108,647
T-Mobile USA Inc 4.2% 10/1/2029	11,200,000	10,959,451
		36,729,653
TOTAL COMMUNICATION SERVICES		250,944,417

Consumer Discretionary - 0.9%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	3,042,000	3,151,936
Distributors - 0.1%
Genuine Parts Co 4.95% 8/15/2029	10,000,000	9,998,669
Household Durables - 0.1%
Lennar Corp 5% 6/15/2027	8,419,000	8,480,500
Toll Brothers Finance Corp 4.35% 2/15/2028	2,908,000	2,858,827
		11,339,327
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	15,000,000	15,392,607
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	909,000	892,044
AutoZone Inc 4% 4/15/2030	21,631,000	20,840,082
Lowe's Cos Inc 3.75% 4/1/2032	2,515,000	2,345,118
Lowe's Cos Inc 4.25% 4/1/2052	10,263,000	8,422,028
Lowe's Cos Inc 4.45% 4/1/2062	10,550,000	8,698,127
		41,197,399
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	20,094,000	17,357,794
TOTAL CONSUMER DISCRETIONARY		98,437,732

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Kroger Co/The 5% 9/15/2034	5,350,000	5,318,277
Kroger Co/The 5.5% 9/15/2054	5,350,000	5,303,467
		10,621,744
Food Products - 0.1%
Kraft Heinz Foods Co 7.125% 8/1/2039 (d)	5,618,000	6,492,009
TOTAL CONSUMER STAPLES		17,113,753

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	1,258,000	1,310,032
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	3,393,000	3,576,418
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	1,014,000	1,093,701
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	1,826,000	2,019,117
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	1,093,000	1,227,216
DCP Midstream Operating LP 5.6% 4/1/2044	1,707,000	1,647,152
Energy Transfer LP 3.75% 5/15/2030	2,274,000	2,145,690
Energy Transfer LP 4.95% 6/15/2028	2,591,000	2,609,101
Energy Transfer LP 5% 5/15/2050	18,683,000	16,665,213
Energy Transfer LP 5.25% 4/15/2029	1,549,000	1,571,916
Energy Transfer LP 5.4% 10/1/2047	1,426,000	1,341,612
Energy Transfer LP 5.8% 6/15/2038	1,445,000	1,473,199
Energy Transfer LP 6% 6/15/2048	1,441,000	1,459,398
Energy Transfer LP 6.125% 12/15/2045	400,000	412,687
Energy Transfer LP 6.25% 4/15/2049	1,064,000	1,114,753
Hess Corp 5.6% 2/15/2041	22,554,000	23,023,604
Hess Corp 7.125% 3/15/2033	839,000	952,622
Hess Corp 7.3% 8/15/2031	1,023,000	1,162,078
Hess Corp 7.875% 10/1/2029	2,921,000	3,310,330
Kinder Morgan Inc 3.6% 2/15/2051	18,000,000	12,912,346
MPLX LP 4.8% 2/15/2029	816,000	816,076
MPLX LP 4.95% 9/1/2032	7,989,000	7,881,646
MPLX LP 5.5% 2/15/2049	2,450,000	2,367,489
Occidental Petroleum Corp 5.2% 8/1/2029	7,598,000	7,624,357
Occidental Petroleum Corp 5.375% 1/1/2032	9,652,000	9,602,550
Occidental Petroleum Corp 6.45% 9/15/2036	2,750,000	2,889,413
Occidental Petroleum Corp 6.6% 3/15/2046	3,032,000	3,193,445
Occidental Petroleum Corp 7.5% 5/1/2031	3,937,000	4,385,129
ONEOK Inc 4.25% 9/24/2027	2,743,000	2,713,984
ONEOK Inc 4.4% 10/15/2029	2,869,000	2,818,788
ONEOK Inc 4.75% 10/15/2031	5,580,000	5,502,152
Ovintiv Inc 5.15% 11/15/2041	2,000,000	1,739,844
Ovintiv Inc 8.125% 9/15/2030	3,357,000	3,817,236
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,242,000	1,168,016
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	9,286,000	9,112,435
Western Gas Partners LP 4.65% 7/1/2026	1,129,000	1,122,304
Western Gas Partners LP 4.75% 8/15/2028	781,000	771,767
Western Gas Partners LP 5.25% 2/1/2050 (f)	7,720,000	6,892,334
Williams Cos Inc/The 3.5% 11/15/2030	9,960,000	9,276,173
Williams Cos Inc/The 4.65% 8/15/2032	8,326,000	8,102,791
Williams Cos Inc/The 5.3% 8/15/2052	1,888,000	1,823,010
		174,649,124
Financials - 8.6%
Banks - 4.4%
Bank of America Corp 1.922% 10/24/2031 (b)	20,000,000	16,921,646
Bank of America Corp 2.299% 7/21/2032 (b)	25,000,000	21,228,887
Bank of America Corp 2.884% 10/22/2030 (b)	50,000,000	45,733,669
Bank of America Corp 4.183% 11/25/2027	4,363,000	4,293,446
Bank of America Corp 4.25% 10/22/2026	23,937,000	23,721,752
Bank of America Corp 5.015% 7/22/2033 (b)	13,700,000	13,751,310
Citigroup Inc 2.976% 11/5/2030 (b)	50,000,000	45,729,102
Citigroup Inc 4.075% 4/23/2029 (b)	16,389,000	16,028,538
Citigroup Inc 4.125% 7/25/2028	4,363,000	4,264,625
Citigroup Inc 4.3% 11/20/2026	1,115,000	1,105,329
Citigroup Inc 4.412% 3/31/2031 (b)	21,454,000	20,901,461
Citigroup Inc 4.45% 9/29/2027	55,258,000	54,666,485
Citigroup Inc 4.6% 3/9/2026	5,613,000	5,595,265
Citigroup Inc 5.3% 5/6/2044	6,000,000	5,932,125
Citizens Financial Group Inc 2.638% 9/30/2032	4,614,000	3,798,664
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	5,034,000	4,550,756
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	17,000,000	16,739,283
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	65,747,000	68,135,795
Wells Fargo & Co 3.196% 6/17/2027 (b)	40,441,000	39,450,776
Wells Fargo & Co 3.526% 3/24/2028 (b)	11,202,000	10,889,351
Wells Fargo & Co 4.3% 7/22/2027	16,184,000	16,024,784
Wells Fargo & Co 4.478% 4/4/2031 (b)	15,500,000	15,204,319
		454,667,368
Capital Markets - 1.8%
Ares Capital Corp 3.25% 7/15/2025	42,008,000	41,516,615
Ares Capital Corp 3.875% 1/15/2026	16,340,000	16,119,090
Athene Global Funding 5.339% 1/15/2027 (d)	12,500,000	12,612,848
Athene Global Funding 5.583% 1/9/2029 (d)	6,252,000	6,378,334
Blackstone Private Credit Fund 7.05% 9/29/2025	10,049,000	10,206,822
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	12,267,000	10,465,974
Goldman Sachs Group Inc/The 4.25% 10/21/2025	7,670,000	7,631,467
Goldman Sachs Group Inc/The 6.75% 10/1/2037	24,081,000	26,667,574
Moody's Corp 5% 8/5/2034	10,680,000	10,732,199
Morgan Stanley 3.622% 4/1/2031 (b)	35,865,000	33,742,554
		176,073,477
Consumer Finance - 1.0%
Ally Financial Inc 4.625% 3/30/2025	2,237,000	2,232,706
Ally Financial Inc 5.8% 5/1/2025	19,772,000	19,809,131
Ally Financial Inc 7.1% 11/15/2027	9,050,000	9,581,908
Ally Financial Inc 8% 11/1/2031	3,172,000	3,564,849
Capital One Financial Corp 3.65% 5/11/2027	15,715,000	15,323,117
Capital One Financial Corp 3.8% 1/31/2028	6,614,000	6,407,186
Capital One Financial Corp 4.985% 7/24/2026 (b)	8,087,000	8,084,507
Capital One Financial Corp 5.247% 7/26/2030 (b)	10,430,000	10,485,996
Capital One Financial Corp 7.624% 10/30/2031 (b)	7,729,000	8,641,179
Discover Financial Services 4.1% 2/9/2027	8,206,000	8,096,505
Discover Financial Services 4.5% 1/30/2026	3,562,000	3,546,306
Synchrony Financial 3.95% 12/1/2027	5,215,000	5,035,851
Synchrony Financial 5.15% 3/19/2029	3,185,000	3,159,932
		103,969,173
Financial Services - 0.9%
Corebridge Financial Inc 3.9% 4/5/2032	4,093,000	3,799,498
Corebridge Financial Inc 4.35% 4/5/2042	931,000	806,049
Corebridge Financial Inc 4.4% 4/5/2052	2,754,000	2,310,917
Equitable Holdings Inc 4.572% 2/15/2029 (d)	1,160,000	1,138,298
Jackson Financial Inc 3.125% 11/23/2031	955,000	827,687
Jackson Financial Inc 5.17% 6/8/2027	3,740,000	3,770,534
Jackson Financial Inc 5.67% 6/8/2032	4,017,000	4,119,717
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	14,165,000	13,449,837
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	14,250,000	12,117,832
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,330,000	1,185,210
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	4,285,000	4,295,023
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	39,620,000	39,925,809
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	6,412,000	6,536,644
Pine Street Trust II 5.568% 2/15/2049 (d)	4,529,000	4,409,651
		98,692,706
Insurance - 0.5%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	13,114,000	11,857,439
Liberty Mutual Group Inc 3.95% 5/15/2060 (d)	10,260,000	7,230,203
Lincoln National Corp 3.4% 1/15/2031	9,415,000	8,592,636
Pacific LifeCorp 5.125% 1/30/2043 (d)	1,657,000	1,592,785
Prudential Financial Inc 3.935% 12/7/2049	2,764,000	2,215,477
Prudential Financial Inc 5.375% 5/15/2045 (b)	1,988,000	1,983,880
Prudential Financial Inc 6% 9/1/2052 (b)	14,201,000	14,370,844
Unum Group 4% 6/15/2029	3,614,000	3,510,504
Unum Group 5.75% 8/15/2042	1,024,000	1,036,009
		52,389,777
TOTAL FINANCIALS		885,792,501

Health Care - 0.9%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2033	4,736,000	4,812,926
Amgen Inc 5.6% 3/2/2043	4,499,000	4,566,607
Amgen Inc 5.65% 3/2/2053	2,236,000	2,280,716
Amgen Inc 5.75% 3/2/2063	4,076,000	4,149,570
		15,809,819
Health Care Providers & Services - 0.7%
Centene Corp 2.45% 7/15/2028	12,745,000	11,523,475
Centene Corp 2.625% 8/1/2031	5,945,000	4,968,552
Centene Corp 3.375% 2/15/2030	5,110,000	4,602,444
Centene Corp 4.25% 12/15/2027	5,450,000	5,270,193
Centene Corp 4.625% 12/15/2029	8,470,000	8,120,858
HCA Inc 3.5% 9/1/2030	3,895,000	3,592,802
HCA Inc 3.625% 3/15/2032	1,074,000	968,240
HCA Inc 5.625% 9/1/2028	4,885,000	4,988,698
HCA Inc 5.875% 2/1/2029	3,803,000	3,912,412
Humana Inc 5.375% 4/15/2031	5,665,000	5,724,100
Sabra Health Care LP 3.2% 12/1/2031	12,177,000	10,660,134
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,513,000	1,486,477
Universal Health Services Inc 2.65% 10/15/2030	10,442,000	9,067,498
		74,885,883
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	905,000	934,115
Utah Acquisition Sub Inc 3.95% 6/15/2026	786,000	773,862
		1,707,977
TOTAL HEALTH CARE		92,403,679

Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	14,840,000	14,776,214
Boeing Co 5.805% 5/1/2050	4,840,000	4,627,775
Boeing Co 5.93% 5/1/2060	4,840,000	4,576,061
Boeing Co 6.259% 5/1/2027 (d)	958,000	981,703
Boeing Co 6.298% 5/1/2029 (d)	2,737,000	2,850,783
Boeing Co 6.388% 5/1/2031 (d)	2,073,000	2,183,582
Boeing Co 6.528% 5/1/2034 (d)	2,219,000	2,359,452
Boeing Co 6.858% 5/1/2054 (d)	3,340,000	3,627,336
Boeing Co 7.008% 5/1/2064 (d)	3,152,000	3,432,206
		39,415,112
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	764,000	808,554
Carrier Global Corp 6.2% 3/15/2054	473,000	528,691
		1,337,245
Trading Companies & Distributors - 0.2%
Air Lease Corp 3.375% 7/1/2025	7,888,000	7,819,832
Air Lease Corp 3.75% 6/1/2026	15,000,000	14,768,768
		22,588,600
TOTAL INDUSTRIALS		63,340,957

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 6.2% 7/15/2030	2,284,000	2,426,355
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)	2,435,000	2,238,096
Broadcom Inc 2.45% 2/15/2031 (d)	20,716,000	18,068,486
Broadcom Inc 2.6% 2/15/2033 (d)	20,716,000	17,355,379
Broadcom Inc 3.187% 11/15/2036 (d)	5,647,000	4,642,185
Broadcom Inc 3.5% 2/15/2041 (d)	16,728,000	13,390,338
		55,694,484
Software - 0.1%
Oracle Corp 3.6% 4/1/2050	6,370,000	4,709,126
Oracle Corp 3.85% 4/1/2060	6,400,000	4,670,027
		9,379,153
TOTAL INFORMATION TECHNOLOGY		67,499,992

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.6% 11/15/2028	4,423,000	4,579,617
Celanese US Holdings LLC 6.8% 11/15/2030	4,484,000	4,722,006
Celanese US Holdings LLC 6.95% 11/15/2033	2,619,000	2,801,271
		12,102,894
Real Estate - 2.8%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	1,917,000	1,539,802
Store Capital LLC 2.75% 11/18/2030	2,849,000	2,469,371
Store Capital LLC 4.625% 3/15/2029	1,396,000	1,354,793
VICI Properties LP 4.375% 5/15/2025	963,000	958,995
VICI Properties LP 4.75% 2/15/2028	7,611,000	7,566,314
VICI Properties LP 4.95% 2/15/2030	9,911,000	9,799,486
VICI Properties LP 5.125% 5/15/2032	998,000	985,952
VICI Properties LP 5.75% 4/1/2034	1,136,000	1,159,844
Vornado Realty LP 2.15% 6/1/2026	2,457,000	2,340,723
Vornado Realty LP 3.4% 6/1/2031	8,887,000	7,685,555
WP Carey Inc 3.85% 7/15/2029	1,045,000	1,003,322
		36,864,157
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 2% 5/18/2032	6,718,000	5,470,811
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	4,519,000	4,522,058
Healthcare Realty Holdings LP 3.1% 2/15/2030	1,129,000	1,023,238
Healthcare Realty Holdings LP 3.5% 8/1/2026	1,176,000	1,149,733
Omega Healthcare Investors Inc 3.25% 4/15/2033	8,532,000	7,329,738
Omega Healthcare Investors Inc 3.375% 2/1/2031	4,780,000	4,304,706
Omega Healthcare Investors Inc 3.625% 10/1/2029	5,204,000	4,855,680
Omega Healthcare Investors Inc 4.5% 1/15/2025	1,271,000	1,269,256
Omega Healthcare Investors Inc 4.5% 4/1/2027	452,000	447,066
Omega Healthcare Investors Inc 4.75% 1/15/2028	7,132,000	7,082,969
Omega Healthcare Investors Inc 5.25% 1/15/2026	2,371,000	2,374,169
Ventas Realty LP 2.5% 9/1/2031	16,206,000	13,950,769
Ventas Realty LP 3% 1/15/2030	6,770,000	6,186,356
Ventas Realty LP 4% 3/1/2028	1,358,000	1,329,236
Ventas Realty LP 4.125% 1/15/2026	630,000	625,132
Ventas Realty LP 4.75% 11/15/2030	10,898,000	10,821,371
		72,742,288
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	2,571,000	2,243,977
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	4,526,000	4,020,088
Boston Properties LP 4.5% 12/1/2028	2,824,000	2,766,013
COPT Defense Properties LP 2% 1/15/2029	747,000	660,437
COPT Defense Properties LP 2.25% 3/15/2026	2,339,000	2,258,738
COPT Defense Properties LP 2.75% 4/15/2031	2,202,000	1,894,814
Hudson Pacific Properties LP 4.65% 4/1/2029	6,288,000	5,118,820
		16,718,910
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,767,000	2,613,883
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,135,000	1,041,136
Brandywine Operating Partnership LP 8.3% 3/15/2028	8,285,000	8,744,652
CBRE Services Inc 2.5% 4/1/2031	7,642,000	6,631,679
CBRE Services Inc 4.875% 3/1/2026	4,953,000	4,950,976
Essex Portfolio LP 5.5% 4/1/2034	5,000,000	5,106,315
Tanger Properties LP 2.75% 9/1/2031	5,725,000	4,884,079
Tanger Properties LP 3.125% 9/1/2026	1,660,000	1,605,374
Tanger Properties LP 3.875% 7/15/2027	6,943,000	6,741,249
		42,319,343
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	977,000	829,137
American Homes 4 Rent LP 3.375% 7/15/2051	1,510,000	1,050,848
American Homes 4 Rent LP 3.625% 4/15/2032	3,763,000	3,423,323
American Homes 4 Rent LP 4.3% 4/15/2052	2,608,000	2,139,166
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	5,643,000	5,283,368
Sun Communities Operating LP 2.3% 11/1/2028	2,169,000	1,968,734
Sun Communities Operating LP 2.7% 7/15/2031	5,600,000	4,798,636
UDR Inc 5.125% 9/1/2034	4,135,000	4,107,834
		23,601,046
Retail REITs - 0.9%
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,803,000	6,486,385
Brixmor Operating Partnership LP 4.125% 5/15/2029	12,222,000	11,817,865
Brixmor Operating Partnership LP 4.125% 6/15/2026	3,253,000	3,220,186
Brixmor Operating Partnership LP 5.75% 2/15/2035	4,930,000	5,100,128
Kimco Realty OP LLC 2.25% 12/1/2031	9,524,000	8,058,211
Kite Realty Group Trust 4% 3/15/2025	8,142,000	8,114,638
Kite Realty Group Trust 4.75% 9/15/2030	13,258,000	13,130,022
NNN REIT Inc 5.5% 6/15/2034	17,080,000	17,454,002
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	4,796,000	4,634,932
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,570,000	1,613,159
Realty Income Corp 2.2% 6/15/2028	1,146,000	1,055,088
Realty Income Corp 2.85% 12/15/2032	1,410,000	1,215,398
Realty Income Corp 3.25% 1/15/2031	1,277,000	1,169,888
Realty Income Corp 3.4% 1/15/2028	1,957,000	1,888,390
Regency Centers LP 5.1% 1/15/2035	4,774,000	4,760,581
Retail Opportunity Investments Partnership LP 4% 12/15/2024	405,000	404,742
Simon Property Group LP 2.45% 9/13/2029	1,897,000	1,720,571
		91,844,186
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030	10,400,000	10,467,378
TOTAL REAL ESTATE		296,801,285

Utilities - 0.9%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.375% 9/15/2029	2,932,000	2,658,654
DPL Inc 4.35% 4/15/2029	2,835,000	2,666,967
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	1,869,000	1,626,126
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	5,941,000	5,045,403
Southern Co/The 4.85% 3/15/2035	27,400,000	26,914,079
		38,911,229
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	5,591,000	4,738,802
AES Corp/The 3.3% 7/15/2025 (d)	10,148,000	10,025,044
AES Corp/The 3.95% 7/15/2030 (d)	8,852,000	8,243,778
		23,007,624
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	19,262,000	17,802,720
NiSource Inc 5.95% 6/15/2041	1,097,000	1,150,300
Puget Energy Inc 4.1% 6/15/2030	3,951,000	3,749,277
Puget Energy Inc 4.224% 3/15/2032	7,271,000	6,765,502
Sempra 6% 10/15/2039	1,733,000	1,826,312
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 6.8976% 5/15/2067 (b)(c)	1,164,000	1,164,807
		32,458,918
TOTAL UTILITIES		94,377,771

TOTAL UNITED STATES		2,053,464,105
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,670,077,891)		2,494,778,884

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Nova Scotia/The 4.9% (b)(m)	11,200,000	11,217,352
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.5655% (b)(c)(m)	8,146,000	8,192,583

TOTAL PREFERRED SECURITIES (Cost $19,751,945)		19,409,935

U.S. Government Agency - Mortgage Securities - 21.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.9%
Fannie Mae 3.5% 12/1/2036	126,438	119,912
Fannie Mae 3.5% 5/1/2036	95,640	90,853
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.153%, 6.958% 7/1/2036 (b)(c)	6,461	6,545
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	3,470	3,523
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.911% 6/1/2036 (b)(c)	6,337	6,445
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.249% 10/1/2033 (b)(c)	5,414	5,507
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.395% 7/1/2034 (b)(c)	6,326	6,444
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	325,607	269,456
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	317,617	262,844
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	8,647,813	7,132,176
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	322,282	266,705
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	331,840	274,614
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	338,284	279,947
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	26,366	23,113
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	1,830,192	1,610,658
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	124,210	101,148
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	136,842	110,494
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	476,872	430,374
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,292,937	1,094,900
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,941,267	1,587,508
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	47,215	38,448
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,885,314	3,988,952
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	259,682	211,143
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	112,930	91,892
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	15,456	13,219
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,223,884	1,042,161
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	979,747	834,273
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,338,355	1,085,682
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	240,624	195,497
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	384,282	310,411
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	450,531	404,771
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,851	13,557
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	248,481	213,217
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,381,995	1,127,562
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,714,615	1,659,884
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,910	14,425
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	4,104,475	3,475,799
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	55,228	44,974
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	40,237	32,741
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,921	15,331
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,151,545	2,534,887
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	743,004	603,194
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,381,408	1,922,884
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,289	14,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	799,495	650,554
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	51,976	42,293
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	41,790	34,005
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,997	22,685
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	35,137	28,591
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	266,163	216,579
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	13,500,464	10,833,536
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,649,725	5,410,925
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,670,077	2,172,660
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	119,930	97,588
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,565	15,774
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	326,342	294,828
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	803,863	688,273
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,152,794	983,787
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	898,505	732,523
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,437,833	1,170,873
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	505,219	410,153
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	268,619	218,409
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	21,515	17,373
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	70,745	57,124
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	584,912	528,428
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	229,946	217,987
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	22,558	19,861
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	105,684	92,949
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	356,491	314,307
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	14,043	12,407
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	31,316	27,597
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	35,040	30,897
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	10,920,527	9,318,255
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	229,075	217,267
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	214,414	180,409
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	267,701	225,579
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	47,796	46,013
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	148,423	140,838
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	15,263	14,399
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	58,167	54,900
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	2,508,529	2,310,381
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	821,142	721,961
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	533,930	469,440
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	177,875	156,724
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	23,360	20,588
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	8,296	7,305
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,780,837	3,185,936
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	410,180	388,849
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	110,443	104,184
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,123,510	1,063,963
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	776,839	715,477
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	15,566,384	14,458,411
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	10,538	9,284
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	19,406	17,154
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	5,493,927	4,646,647
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	315,037	292,220
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	440,184	408,303
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	130,403	123,738
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	204,170	179,668
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	15,014	13,218
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	15,522	13,123
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	320,649	271,700
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	8,458,907	7,231,023
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	4,986,464	4,625,308
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	24,832	21,841
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	23,608	20,775
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	90,706	76,831
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	229,625	217,884
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,554,147	2,338,235
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	156,861	138,111
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	27,176	23,811
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	30,050	26,484
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	46,747	41,087
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	143,002	136,087
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,464	15,588
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	747,730	631,245
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	442,414	371,281
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	22,148	20,412
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	532,421	472,772
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2043	13,879	12,086
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	23,944,308	20,775,370
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	461,715	387,479
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	337,576	320,793
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	12,136	10,664
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,575,839	2,172,150
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,476,140	2,088,077
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,175,995	2,678,249
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	686,374	603,471
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	42,637	40,705
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	104,953	99,810
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	567,617	532,569
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	29,505	27,038
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	53,420	48,414
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,448	13,096
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,228	15,616
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,640	15,995
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,116	17,310
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	107,973	97,738
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,607	26,999
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	46,706	42,280
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,672	16,002
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,201	14,796
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,412	20,309
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	56,608	51,358
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	64,620	58,522
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	52,482	47,463
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,823	27,193
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,155	20,065
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,085	14,529
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,614	20,588
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,713	19,654
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,317	13,075
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,678	5,120
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	530,781	481,253
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	72,189	65,686
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	56,668	51,274
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	222,977	194,925
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	47,817	43,351
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	8,737	7,940
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,466	5,882
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,487	4,097
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	203,364	180,957
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	806,667	707,954
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	101,691	97,970
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	385,786	363,171
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	65,508	61,668
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	194,168	178,296
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,326	23,789
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,575	12,323
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	37,225	33,809
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	44,650	40,478
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,407	12,173
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	266,450	241,657
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	14,382	13,053
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,960	9,880
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,912	11,767
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,687	11,642
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,056,140	1,810,311
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	7,344	7,143
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	553,252	530,984
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	248,383	236,212
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	114,426	108,818
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	142,685	129,639
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,849	8,021
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	33,263	30,160
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,849	10,740
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	30,971	28,083
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,944	10,807
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,859	7,121
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,981	25,364
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	62,333	56,518
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	34,304	31,096
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,494	22,133
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,982	26,190
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,953	28,942
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,726	15,258
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,454	12,136
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	12,800	11,589
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,932	9,898
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,105	4,657
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	12,120	11,026
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,614	2,355
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	154,787	135,846
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	894,241	784,812
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	175,348	154,383
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	179,338	173,484
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	70,025	67,490
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	539,859	506,524
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	304,232	285,447
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	73,726	66,759
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	87,662	79,600
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	68,708	62,146
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	218,938	198,489
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	391,213	354,136
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	140,442	127,215
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	300,028	271,595
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,696	11,470
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	45,018	40,874
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,509	10,450
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,850	8,949
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	19,117	17,319
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,193	35,530
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	26,989	24,392
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,477	34,702
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,740	3,468
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,523	11,366
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,360	11,192
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	176,175	159,639
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	312,020	273,545
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,601,967	4,038,820
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	688,063	603,219
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	723,624	678,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	758,014	711,210
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,535	7,733
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	36,348	32,925
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,141	10,986
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	28,509	25,797
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,914	15,293
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,941	15,344
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	124,330	112,774
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,228	9,286
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	50,721	45,583
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	35,950	32,202
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	90,453	81,023
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,464,967	1,308,588
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,228,927	1,077,390
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,114	12,768
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,608	12,317
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	79,102	71,670
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,758	13,353
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	27,777	25,157
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	27,113	24,557
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	23,516	21,247
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,348	4,858
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	359,495	322,918
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	8,117,975	7,142,329
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	324,142	293,470
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,876	12,563
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	32,909	29,785
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	392,266	355,157
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	30,364	27,472
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,844	9,768
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,615	24,977
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	18,202	16,475
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,316	3,896
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	44,345	40,166
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	49,673	44,464
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	10,446	9,361
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	9,429	8,523
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,677	6,911
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,947	9,879
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,771	9,736
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,839	8,014
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,105	13,587
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	304,762	275,911
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	13,080	11,720
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	4,053,068	3,581,155
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	205,216	197,945
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	416,791	381,938
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	23,556	21,350
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	70,819	64,307
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,155	16,444
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	13,046	11,854
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	636,919	575,680
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	30,210	27,071
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	34,114	30,568
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (n)(o)	3,140,462	2,807,193
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,179,306	1,030,202
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	21,258,653	18,637,281
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	12,872	11,629
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	92,255	83,389
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	184,659	166,855
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	19,796	17,868
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	109,957	98,425
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	32,327	28,936
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	107,220	95,976
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,371,061	1,219,993
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	5,668	5,153
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	7,977	7,243
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	22,070	19,926
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	36,963	33,386
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	48,801	44,125
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,846	6,184
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	249,006	225,568
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,241,469	2,884,313
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,125,049	1,001,087
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	10,721	9,961
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	17,409	16,087
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	58,625	54,115
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	38,061	35,220
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,791	3,542
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	63,193	59,082
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	23,260	21,463
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,282	14,102
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,643,716	1,516,757
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	607	562
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	333,899	309,674
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	2,216,999	2,068,925
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	216,584	200,194
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	325,186	301,797
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	13,536	12,512
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	36,261	33,823
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	312,103	284,680
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,330	3,118
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,292	3,081
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	17,005	15,973
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	38,357	35,859
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	10,804	10,020
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	30,975	28,737
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	535,148	493,813
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	182,071	168,008
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	243,625	224,808
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,255,102	2,103,159
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	444,893	410,391
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	378,972	345,437
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	13,773	12,709
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,463,072	1,330,748
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	102,086	93,371
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	104,587	97,539
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	38,977	35,411
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	784,251	714,057
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	107,309	97,335
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	4,730,334	4,351,662
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	3,750,142	3,422,981
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	98,187	89,959
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	60,612	56,953
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	1,253,980	1,149,678
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	213,882	194,554
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	122,320	111,649
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,599,520	1,459,979
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	78,690	71,377
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	72,677	65,922
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	12,086	11,267
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	2,100,512	1,939,582
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	808,559	743,832
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	69,822	63,731
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	20,808	19,208
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	527,633	487,044
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	883,589	815,617
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,240,075	1,152,292
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,265	1,183
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	39,771	37,064
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	264,957	244,575
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	5,719,364	5,542,940
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,316	9,660
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	37,011	34,677
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	202,417	187,858
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	177,872	162,355
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	9,972	9,336
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	26,074	24,477
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	13,154	12,523
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,310	10,923
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	370,201	356,750
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,569	10,172
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,412	13,896
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,904	5,693
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,660	8,317
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,464	4,365
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	27,663	26,278
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	45,360	42,961
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	102,605	98,986
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,391	20,661
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	316,364	304,469
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	477,523	459,738
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	9,238	8,895
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,195	4,076
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	9,267	8,937
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,794	17,105
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	133,683	128,536
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	52,598	50,343
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	401,119	383,045
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	112,002	108,099
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,122	13,612
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,402	2,310
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,136	5,913
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	574,651	553,827
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,977	34,664
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,288	15,771
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	48,303	46,517
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,131	22,276
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	42,497	40,940
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,430	31,303
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	134,119	129,078
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	281,766	271,282
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	10,070	9,672
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	154,533	148,759
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	196,628	186,540
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,049	1,975
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,201	5,963
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,153	6,921
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,400	4,232
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,492	5,298
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,289	3,175
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,563	10,185
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,070	11,665
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,587	4,424
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,364	8,050
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,309	10,896
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	19,785	19,037
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	55,621	53,524
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	45,912	44,226
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,829	12,347
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	311,372	300,087
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,106	7,802
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,780	10,410
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	25,921	24,914
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,464	6,220
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	97,926	93,483
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	169,786	161,287
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	541,730	513,088
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	10,163	9,860
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	54,579	52,666
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,851	19,123
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,049	2,932
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,979	11,541
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,635	7,361
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,827	13,355
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,302	15,675
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	25,291	24,346
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,491	15,831
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,322	18,578
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,428	21,586
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	154,484	148,537
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	7,477	7,163
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	44,677	42,790
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	608,840	582,358
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	186,202	176,881
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,871	20,059
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	97,645	93,979
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	131,372	126,400
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	44,812	43,132
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,759	23,801
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	29,872	28,687
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,351	4,200
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,209	9,817
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	48,878	46,894
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	61,591	58,874
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	543,551	517,870
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	108,277	102,518
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	582,148	554,644
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	60,257	58,111
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	600,972	572,766
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,814	3,688
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	572,144	546,721
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	503,742	479,942
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	308,505	293,930
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,699	7,438
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,189	5,979
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	91,885	87,744
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	665,210	632,326
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	324,184	313,223
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	60,447	58,328
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,803	10,400
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,722	2,615
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	12,142	11,661
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	671,737	641,470
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	14,669	14,008
Fannie Mae Mortgage pass-thru certificates 4.025% 5/1/2042	16,856	16,117
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	19,827	19,281
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	2,165	2,144
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	7,049	6,950
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	154,328	150,529
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	23,952	23,363
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	18,299	17,820
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,452	11,319
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	11,064	10,937
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,875	3,820
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	457,286	450,172
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	64,954	63,436
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	2,851	2,843
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,436	4,391
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,898	17,690
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,824	1,804
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,288	5,229
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	44,349	43,839
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,241	4,196
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,203	4,152
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,209,012	1,194,943
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	35,545	35,101
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	57,708	56,738
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,269	9,113
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	109,551	108,260
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	11,104	10,845
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	21,791	21,302
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	25,916	25,664
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	8,447	8,369
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	752	744
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	91,030	90,020
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,662	8,565
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,649	4,595
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	17,646	17,449
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,090	5,029
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,971	8,865
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,414	18,197
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	98,746	97,574
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	14,870	14,662
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,069	3,023
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,305	9,160
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	61,691	60,442
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	285,971	280,003
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	8,026	7,951
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,633	6,557
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,710	1,691
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,858	4,801
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	103,419	101,875
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	643,366	635,970
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	105,599	102,933
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	77,666	75,705
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	49,053	47,738
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	37,096	36,732
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	158,456	156,932
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,643	1,627
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	10,144	9,992
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	75,568	74,298
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	39,082	38,327
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	528,643	522,645
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,967	13,702
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	22,995	22,493
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	43,983	43,024
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	89,212	86,960
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	19,216	18,730
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	652,291	645,821
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	195,696	193,780
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,474	3,436
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	947	936
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	113,682	112,584
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,141	4,092
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	18,713	18,434
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	57,497	56,639
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	37,089	36,466
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	63,038	61,663
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	50,975	49,819
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	38,775	37,929
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	40,225	39,347
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,876	13,574
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	17,665	17,280
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	61,453	59,844
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	326	323
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,182	2,158
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	572,134	567,166
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	9,002	8,900
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	53,183	52,023
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,069	11,839
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	26,146	25,649
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	469	467
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,571	2,543
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	80,874	80,096
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	174,892	173,137
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	147,934	145,725
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	78,431	77,064
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	40,752	39,965
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	14,177	13,859
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,971	9,779
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	39,657	38,817
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	704,539	689,615
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	2,307	2,301
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,191	1,180
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,778	1,761
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	119,159	117,838
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	22,384	22,135
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,835	1,815
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,029	6,951
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,381	7,299
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,762	7,668
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	26,446	26,002
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	103,746	101,419
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	594,525	581,932
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,476	5,425
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,211	11,104
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,668	9,574
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,139	28,861
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,822	7,745
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,250	2,228
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,337	2,315
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,130	6,071
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,891	1,875
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,950	11,834
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	4,935	4,890
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,207	2,183
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,879	1,858
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,784	2,752
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	222,272	220,133
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,414	1,398
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,389	7,301
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,808	4,746
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	9,677	9,460
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,170	13,043
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,651	4,606
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,544	28,270
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,057	12,931
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,486	10,385
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,990	5,933
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	31,374	31,065
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	63,585	62,938
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,946	2,915
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,608	2,577
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	10,674	10,556
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	267,753	264,674
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	32,303	31,851
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	114,047	111,382
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	25,258	24,668
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	2,236	2,246
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	123,527	124,732
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (n)	2,838,218	2,814,720
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,793,020	1,777,054
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	952,080	945,685
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	699,867	694,072
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	439,796	435,605
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	100,000	98,133
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	495,286	490,876
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	602,726	606,580
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	94,426	94,736
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	14,199	14,343
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	3,903	3,935
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,367	6,429
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	18,306	18,486
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	12,708	12,837
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	15,989	16,142
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,785	3,818
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,126	7,195
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	11,300	11,415
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	29,964	30,140
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	6,521	6,585
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,429	3,462
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,973	3,002
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	24,162	24,393
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	11,304	11,411
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	571,048	560,609
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,890	2,916
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	9,314	9,403
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	48,076	48,534
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	4,147	4,183
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,081	5,129
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (b)	159,514	159,320
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,038,159	1,051,580
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	892,775	892,599
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	939,719	942,470
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	22,945	22,926
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	552,055	551,773
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,183,548	5,182,526
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	4,952,988	4,990,706
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,906,103	1,905,727
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,267,796	1,278,639
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	883,134	889,307
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	148	148
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	295,887	295,829
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	789,337	800,035
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	891,528	891,352
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	67,111	69,385
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	126,772	131,906
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,462	2,564
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	590	614
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	50,482	52,767
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	47,014	49,117
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	6,410	6,718
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	18,044	18,726
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	38,241	39,615
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	453	471
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,419	1,474
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	814	849
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,350	1,395
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	484	504
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,271	3,409
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,880	3,005
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,463	4,655
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	624	651
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	46,431	48,469
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	83,524	86,660
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	16,497	17,144
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,143	1,193
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	559	583
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	967	1,009
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	86,315	89,342
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	643	670
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	6,094	6,320
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	11,659	12,202
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	1,361,601	1,382,057
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,760,626	1,789,651
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	224,426	231,444
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,595,389	1,640,296
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	599,699	617,516
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	17,863	18,693
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	25,188	26,034
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	24,284	25,093
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	27,290	28,225
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	17,021	17,786
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,737	2,861
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	591,517	599,664
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	170,365	176,483
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,057	2,124
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2035	807	839
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,254	1,306
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,194	3,333
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	58,690	61,392
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,058,748	1,073,331
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	800	827
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,881	1,955
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	10,348	10,734
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,233	3,371
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	138	142
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	240	250
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	266,822	276,850
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	29,440	30,670
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,223,764	1,252,856
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,702,561	1,745,696
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,315,563	1,333,682
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,956	4,112
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	619	644
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,016	3,137
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,841	8,162
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,154	1,199
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	445	462
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	730	758
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	261	264
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	7,739	8,087
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	107,383	112,164
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,658,558	1,705,243
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	778,142	788,860
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,912,375	1,947,081
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	112,804	116,854
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	467	486
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,525	1,585
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,556	2,656
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,721	4,901
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,121	1,167
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	137	142
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	134,838	139,371
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,548,481	2,583,581
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,674	2,730
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	30,345	31,574
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	126	130
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	5,203	5,400
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	787	821
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	909	944
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,041	2,130
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,110	4,298
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,102,904	1,124,299
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	546,325	556,240
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,831,632	2,870,632
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	776	815
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	493	518
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	9,060,922	9,424,602
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	5,582	5,866
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,194	1,256
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	3,612,067	3,700,099
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	3,183,683	3,262,468
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	33,170	34,351
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	334,057	346,729
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,099	1,157
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	501	525
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,733	1,823
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	377,678	387,496
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	182	191
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	910	960
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,568	1,631
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,788,294	1,845,961
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	837,919	866,314
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	449,363	460,939
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	93,804	97,141
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	19,138	19,811
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	542	569
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	38,146	39,663
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	581,641	596,671
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,886	1,982
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	700	736
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	286,966	297,847
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	224,431	232,769
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	53,724	55,739
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	410	430
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	305	319
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,179,041	2,262,246
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (b)	64,107	65,845
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	32	33
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	1,373	1,386
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	31	32
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	276	286
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	68	71
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	7	8
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	88	92
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	777	811
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	152	159
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	14	14
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	20	20
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	37	37
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	419	423
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	6	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	138	138
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	41	42
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	127	131
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	89	93
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	286	296
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	72	74
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	139	145
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	189	197
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	350	369
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	14	14
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	31	31
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	56	58
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	56	58
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	59	61
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	91	94
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	45	47
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	173	179
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	510	529
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	569	590
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	331	335
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	21	22
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	501	524
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	916	949
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	226	237
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	76	79
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	20	21
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	166	172
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	259	269
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	109	113
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	737	763
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	333	345
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	44	45
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	597	618
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	205	213
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,383	1,458
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	34	35
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	11	12
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	50	51
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	3	4
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,329	3,487
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	154	161
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	147	154
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	302	317
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	351	353
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	51	53
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	33	34
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	58	60
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	150	156
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	267	281
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	61	64
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	317	333
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	26	27
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	23	24
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	204	211
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,077	2,151
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	5,078	5,258
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	222	233
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	113	119
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	350	366
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	704	741
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	200	211
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	8	9
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	14	15
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	943	976
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	620	642
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,470	3,656
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	560	589
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	211	222
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	636	664
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,314	1,361
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	600	632
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	176	177
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	977	1,012
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	176	182
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	463	480
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	104	109
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	262	274
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	453	475
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	173	181
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	167	176
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	466	491
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,096	2,239
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	56	56
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	43	43
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	11	11
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	9	10
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	897	906
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	525	544
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	175	182
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	63	65
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	104	107
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	75	78
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	424	439
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	89	93
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	774	801
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,909	2,010
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	6,015	6,337
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	24	24
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	13	13
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	834	842
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	92	95
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	312	323
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	505	523
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	208	216
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	79	82
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,380	1,429
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	135	140
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	153	159
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	87	91
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,314	1,371
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,159	2,277
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	44	44
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	439	447
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	250	253
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	155	159
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	7,188	7,400
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	98	100
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	243	249
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	165	170
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	456	468
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	110	113
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	102	105
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	301	309
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	667	683
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	144	147
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	229	236
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	150	156
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,048	1,096
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	123	125
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	214	218
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	412	423
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	90	93
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	156	158
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	198	201
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	105	109
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	51	53
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	321	336
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	88	89
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	163	168
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	207	213
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	267	274
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	122	127
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	33	35
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	560	590
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	47	47
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	175	179
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	226	231
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	113	117
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	106	109
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	35	37
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	456	475
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	443	466
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	485	487
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	274	282
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	602	615
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	222	227
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	56	56
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	126	130
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	68	70
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	474	485
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	56	58
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	165	170
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	220	229
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	179	181
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	212	217
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	305	315
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	112	114
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	102	105
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	116	119
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	74	76
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	112	116
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	518	540
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	280	290
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	140	147
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	5,505	5,658
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	155	156
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	106	108
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	485	498
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	227	231
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	51	53
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	373	388
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	317	330
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	51	53
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,131	4,369
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.365%, 6.999% 10/1/2035 (b)(c)	18,806	19,076
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.445%, 5.945% 4/1/2037 (b)(c)	4,359	4,444
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.462%, 6.085% 1/1/2035 (b)(c)	8,963	9,140
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (b)(c)	1,284	1,304
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.552%, 5.975% 2/1/2044 (b)(c)	3,025	3,099
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	10,761	10,959
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.565%, 6.065% 3/1/2037 (b)(c)	35,715	36,456
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.566%, 6.101% 2/1/2044 (b)(c)	8,089	8,277
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.577%, 6.175% 4/1/2044 (b)(c)	13,028	13,363
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.58%, 5.83% 1/1/2044 (b)(c)	7,154	7,355
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.58%, 6.08% 4/1/2044 (b)(c)	5,073	5,187
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%, 7.065% 9/1/2036 (b)(c)	1,033	1,054
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.638%, 6.887% 11/1/2036 (b)(c)	11,506	11,722
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.649%, 7.389% 5/1/2035 (b)(c)	7,901	8,049
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.673%, 6.711% 3/1/2033 (b)(c)	16,584	16,872
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.684%, 7.062% 5/1/2036 (b)(c)	7,705	7,861
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.695%, 6.521% 7/1/2043 (b)(c)	63,100	64,746
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.7%, 7.177% 6/1/2042 (b)(c)	41,539	42,493
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.73%, 6.27% 3/1/2040 (b)(c)	31,809	32,703
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.556% 7/1/2035 (b)(c)	19,204	19,612
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.5% 8/1/2041 (b)(c)	14,238	14,560
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.772%, 5.994% 2/1/2037 (b)(c)	79,191	81,219
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 6.05% 1/1/2042 (b)(c)	155,549	159,924
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (b)(c)	12,893	13,200
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 6.06% 12/1/2039 (b)(c)	2,922	3,004
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.073% 12/1/2040 (b)(c)	230,576	236,713
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 6.297% 2/1/2042 (b)(c)	69,189	70,993
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.318% 9/1/2041 (b)(c)	18,504	18,971
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (b)(c)	24,953	25,569
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.825%, 6.298% 2/1/2035 (b)(c)	11,795	12,062
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.83%, 7.004% 10/1/2041 (b)(c)	16,599	16,890
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.854%, 6.429% 4/1/2036 (b)(c)	61,480	62,957
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.89%, 6.522% 8/1/2035 (b)(c)	35,667	36,239
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	13,553	13,903
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.475%, 6.711% 10/1/2033 (b)(c)	505	509
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.505%, 6.755% 1/1/2035 (b)(c)	1,371	1,382
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.51%, 7.26% 2/1/2033 (b)(c)(g)	1,178	1,184
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 12/1/2034 (b)(c)	2,403	2,424
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 3/1/2035 (b)(c)	2,711	2,735
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.55%, 7.08% 10/1/2033 (b)(c)	1,423	1,435
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.55%, 7.129% 9/1/2033 (b)(c)	72,029	72,674
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.565%, 7.315% 7/1/2035 (b)(c)	1,649	1,663
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.96%, 7.417% 9/1/2035 (b)(c)	1,193	1,214
Freddie Mac Gold Pool 1.5% 1/1/2036	994,613	874,375
Freddie Mac Gold Pool 1.5% 10/1/2035	2,722,990	2,393,811
Freddie Mac Gold Pool 1.5% 10/1/2036	592,057	517,523
Freddie Mac Gold Pool 1.5% 12/1/2040	195,253	161,582
Freddie Mac Gold Pool 1.5% 12/1/2050	29,013	22,450
Freddie Mac Gold Pool 1.5% 2/1/2041	333,858	276,285
Freddie Mac Gold Pool 1.5% 3/1/2041	338,991	280,532
Freddie Mac Gold Pool 1.5% 4/1/2041	344,872	285,399
Freddie Mac Gold Pool 1.5% 4/1/2041	757,677	627,016
Freddie Mac Gold Pool 2% 10/1/2041	1,931,339	1,635,519
Freddie Mac Gold Pool 2% 11/1/2041	1,159,319	981,748
Freddie Mac Gold Pool 2% 11/1/2050	3,399,392	2,779,918
Freddie Mac Gold Pool 2% 11/1/2051	622,202	505,512
Freddie Mac Gold Pool 2% 11/1/2051	675,409	545,575
Freddie Mac Gold Pool 2% 12/1/2036	474,573	426,075
Freddie Mac Gold Pool 2% 12/1/2051	111,180	89,807
Freddie Mac Gold Pool 2% 2/1/2052	249,549	200,408
Freddie Mac Gold Pool 2% 3/1/2036	521,907	469,550
Freddie Mac Gold Pool 2% 3/1/2051	56,865	46,271
Freddie Mac Gold Pool 2% 3/1/2051	510,057	415,036
Freddie Mac Gold Pool 2% 3/1/2051	482,462	392,583
Freddie Mac Gold Pool 2% 3/1/2051	420,777	342,389
Freddie Mac Gold Pool 2% 3/1/2051	37,149	30,229
Freddie Mac Gold Pool 2% 4/1/2041	1,873,608	1,595,413
Freddie Mac Gold Pool 2% 4/1/2042	3,061,029	2,611,308
Freddie Mac Gold Pool 2% 4/1/2052	68,572	55,754
Freddie Mac Gold Pool 2% 5/1/2051	14,693,326	11,937,689
Freddie Mac Gold Pool 2% 5/1/2051	563,127	458,220
Freddie Mac Gold Pool 2% 5/1/2051	170,745	138,136
Freddie Mac Gold Pool 2% 5/1/2051	398,267	322,205
Freddie Mac Gold Pool 2% 6/1/2035	3,212,962	2,902,692
Freddie Mac Gold Pool 2% 7/1/2041	538,833	457,817
Freddie Mac Gold Pool 2% 7/1/2041	2,930,357	2,508,991
Freddie Mac Gold Pool 2% 7/1/2051	334,707	272,144
Freddie Mac Gold Pool 2% 8/1/2036	666,677	602,089
Freddie Mac Gold Pool 2% 8/1/2050	16,706	13,620
Freddie Mac Gold Pool 2% 9/1/2051	67,043	54,512
Freddie Mac Gold Pool 2% 9/1/2051	400,490	325,631
Freddie Mac Gold Pool 2% 9/1/2051	397,767	323,417
Freddie Mac Gold Pool 2.5% 1/1/2031	34,388	32,777
Freddie Mac Gold Pool 2.5% 1/1/2041	935,688	827,351
Freddie Mac Gold Pool 2.5% 1/1/2042	797,502	699,682
Freddie Mac Gold Pool 2.5% 10/1/2031	192,553	183,196
Freddie Mac Gold Pool 2.5% 10/1/2041	399,272	351,046
Freddie Mac Gold Pool 2.5% 10/1/2050	8,866,662	7,565,735
Freddie Mac Gold Pool 2.5% 11/1/2031	193,577	183,588
Freddie Mac Gold Pool 2.5% 11/1/2041	244,508	215,434
Freddie Mac Gold Pool 2.5% 11/1/2051	163,073	136,955
Freddie Mac Gold Pool 2.5% 12/1/2051	436,019	366,187
Freddie Mac Gold Pool 2.5% 2/1/2051	9,197,117	7,836,209
Freddie Mac Gold Pool 2.5% 3/1/2032	798,115	756,227
Freddie Mac Gold Pool 2.5% 3/1/2037	1,069,744	984,911
Freddie Mac Gold Pool 2.5% 4/1/2033	116,218	109,493
Freddie Mac Gold Pool 2.5% 4/1/2042	158,869	139,879
Freddie Mac Gold Pool 2.5% 4/1/2047	733,531	620,863
Freddie Mac Gold Pool 2.5% 4/1/2052	5,896,508	5,011,096
Freddie Mac Gold Pool 2.5% 5/1/2030	18,698	17,909
Freddie Mac Gold Pool 2.5% 5/1/2051	2,699,812	2,295,255
Freddie Mac Gold Pool 2.5% 6/1/2031	112,998	107,558
Freddie Mac Gold Pool 2.5% 6/1/2031	127,345	121,340
Freddie Mac Gold Pool 2.5% 6/1/2041	188,175	166,034
Freddie Mac Gold Pool 2.5% 7/1/2031	196,484	187,029
Freddie Mac Gold Pool 2.5% 7/1/2032	254,857	241,160
Freddie Mac Gold Pool 2.5% 7/1/2036	1,852,422	1,718,256
Freddie Mac Gold Pool 2.5% 8/1/2031	328,856	312,871
Freddie Mac Gold Pool 2.5% 8/1/2032	562,316	531,841
Freddie Mac Gold Pool 2.5% 8/1/2041	671,568	590,453
Freddie Mac Gold Pool 2.5% 8/1/2052	321,049	269,229
Freddie Mac Gold Pool 2.5% 9/1/2051	353,469	298,073
Freddie Mac Gold Pool 3% 1/1/2043	43,272	39,243
Freddie Mac Gold Pool 3% 1/1/2043	43,366	39,126
Freddie Mac Gold Pool 3% 1/1/2052	222,405	195,189
Freddie Mac Gold Pool 3% 1/1/2052	629,873	552,795
Freddie Mac Gold Pool 3% 1/1/2052	129,073	113,279
Freddie Mac Gold Pool 3% 10/1/2042	21,065	19,115
Freddie Mac Gold Pool 3% 11/1/2042	10,191	9,273
Freddie Mac Gold Pool 3% 12/1/2042	60,534	54,935
Freddie Mac Gold Pool 3% 12/1/2042	31,969	29,015
Freddie Mac Gold Pool 3% 12/1/2042	680,104	617,606
Freddie Mac Gold Pool 3% 12/1/2046	1,425,189	1,269,792
Freddie Mac Gold Pool 3% 12/1/2051	1,632,444	1,432,680
Freddie Mac Gold Pool 3% 2/1/2033	50,478	48,650
Freddie Mac Gold Pool 3% 2/1/2037	200,288	188,154
Freddie Mac Gold Pool 3% 2/1/2037	18,305	17,196
Freddie Mac Gold Pool 3% 2/1/2043	53,407	48,599
Freddie Mac Gold Pool 3% 2/1/2043	27,175	24,665
Freddie Mac Gold Pool 3% 2/1/2043	21,416	19,377
Freddie Mac Gold Pool 3% 2/1/2043	37,974	34,427
Freddie Mac Gold Pool 3% 3/1/2043	33,011	29,962
Freddie Mac Gold Pool 3% 3/1/2052	320,893	281,324
Freddie Mac Gold Pool 3% 4/1/2032	7,762	7,473
Freddie Mac Gold Pool 3% 4/1/2032	20,260	19,468
Freddie Mac Gold Pool 3% 4/1/2034	287,861	275,078
Freddie Mac Gold Pool 3% 4/1/2043	17,136	15,561
Freddie Mac Gold Pool 3% 4/1/2045	18,519	16,569
Freddie Mac Gold Pool 3% 4/1/2046	57,192	51,188
Freddie Mac Gold Pool 3% 4/1/2046	75,828	67,868
Freddie Mac Gold Pool 3% 5/1/2045	35,881	32,159
Freddie Mac Gold Pool 3% 5/1/2046	171,811	153,775
Freddie Mac Gold Pool 3% 5/1/2046	1,078,395	965,192
Freddie Mac Gold Pool 3% 5/1/2051	143,995	126,599
Freddie Mac Gold Pool 3% 5/1/2052	1,224,467	1,073,098
Freddie Mac Gold Pool 3% 6/1/2031	23,097	22,185
Freddie Mac Gold Pool 3% 6/1/2031	28,076	26,968
Freddie Mac Gold Pool 3% 6/1/2031	108,568	104,439
Freddie Mac Gold Pool 3% 6/1/2031	16,071	15,484
Freddie Mac Gold Pool 3% 6/1/2031	15,044	14,461
Freddie Mac Gold Pool 3% 6/1/2031	17,348	16,714
Freddie Mac Gold Pool 3% 6/1/2031	37,873	36,447
Freddie Mac Gold Pool 3% 6/1/2046	1,071,950	959,423
Freddie Mac Gold Pool 3% 6/1/2052	1,046,895	917,804
Freddie Mac Gold Pool 3% 7/1/2032	31,262	29,954
Freddie Mac Gold Pool 3% 7/1/2045	72,526	65,071
Freddie Mac Gold Pool 3% 7/1/2045	31,664	28,657
Freddie Mac Gold Pool 3% 7/1/2045	12,287	11,024
Freddie Mac Gold Pool 3% 8/1/2032	37,553	36,007
Freddie Mac Gold Pool 3% 8/1/2032	24,584	23,547
Freddie Mac Gold Pool 3% 8/1/2042	11,000	9,964
Freddie Mac Gold Pool 3% 8/1/2042	14,521	13,204
Freddie Mac Gold Pool 3% 8/1/2045	21,247	19,063
Freddie Mac Gold Pool 3% 8/1/2045	47,413	42,732
Freddie Mac Gold Pool 3.5% 1/1/2046	133,260	123,332
Freddie Mac Gold Pool 3.5% 1/1/2048	1,072,967	987,074
Freddie Mac Gold Pool 3.5% 1/1/2048	1,794,199	1,652,252
Freddie Mac Gold Pool 3.5% 10/1/2040	61,487	57,290
Freddie Mac Gold Pool 3.5% 10/1/2047	9,975	9,258
Freddie Mac Gold Pool 3.5% 10/1/2051	1,180,899	1,082,306
Freddie Mac Gold Pool 3.5% 10/1/2051	808,501	737,968
Freddie Mac Gold Pool 3.5% 11/1/2040	103,511	96,447
Freddie Mac Gold Pool 3.5% 11/1/2042	237,279	221,350
Freddie Mac Gold Pool 3.5% 11/1/2047	71,106	65,564
Freddie Mac Gold Pool 3.5% 11/1/2047	67,815	62,917
Freddie Mac Gold Pool 3.5% 11/1/2052	71,789	65,072
Freddie Mac Gold Pool 3.5% 12/1/2033	182,169	174,064
Freddie Mac Gold Pool 3.5% 12/1/2040	102,073	95,106
Freddie Mac Gold Pool 3.5% 12/1/2046	247,466	228,643
Freddie Mac Gold Pool 3.5% 12/1/2047	281,502	259,562
Freddie Mac Gold Pool 3.5% 12/1/2047	17,269	16,016
Freddie Mac Gold Pool 3.5% 2/1/2034	1,939,311	1,853,031
Freddie Mac Gold Pool 3.5% 2/1/2043	57,012	53,646
Freddie Mac Gold Pool 3.5% 2/1/2043	641,079	598,961
Freddie Mac Gold Pool 3.5% 2/1/2048	150,532	138,800
Freddie Mac Gold Pool 3.5% 2/1/2052	487,406	443,781
Freddie Mac Gold Pool 3.5% 3/1/2032	1,211,810	1,165,092
Freddie Mac Gold Pool 3.5% 3/1/2046	1,381,310	1,282,718
Freddie Mac Gold Pool 3.5% 3/1/2052	1,426,477	1,293,005
Freddie Mac Gold Pool 3.5% 4/1/2040	122,602	114,272
Freddie Mac Gold Pool 3.5% 4/1/2042	1,249,946	1,171,105
Freddie Mac Gold Pool 3.5% 4/1/2046	314,840	291,188
Freddie Mac Gold Pool 3.5% 4/1/2052	98,154	89,031
Freddie Mac Gold Pool 3.5% 4/1/2052	1,424,555	1,292,153
Freddie Mac Gold Pool 3.5% 5/1/2034	215,890	205,813
Freddie Mac Gold Pool 3.5% 5/1/2040	42,113	39,252
Freddie Mac Gold Pool 3.5% 5/1/2040	254,836	237,522
Freddie Mac Gold Pool 3.5% 5/1/2045	613,680	568,152
Freddie Mac Gold Pool 3.5% 5/1/2045	9,180	8,499
Freddie Mac Gold Pool 3.5% 5/1/2046	2,716,898	2,522,127
Freddie Mac Gold Pool 3.5% 5/1/2047	3,430,215	3,127,481
Freddie Mac Gold Pool 3.5% 5/1/2052	1,265,062	1,146,693
Freddie Mac Gold Pool 3.5% 6/1/2032	856,309	821,958
Freddie Mac Gold Pool 3.5% 6/1/2040	236,158	220,114
Freddie Mac Gold Pool 3.5% 6/1/2045	744,186	688,976
Freddie Mac Gold Pool 3.5% 6/1/2045	116,030	107,422
Freddie Mac Gold Pool 3.5% 6/1/2045	69,978	64,983
Freddie Mac Gold Pool 3.5% 6/1/2052	47,790	43,527
Freddie Mac Gold Pool 3.5% 7/1/2032	1,207,626	1,161,069
Freddie Mac Gold Pool 3.5% 7/1/2040	31,565	29,420
Freddie Mac Gold Pool 3.5% 7/1/2042	590,244	551,395
Freddie Mac Gold Pool 3.5% 7/1/2042	269,108	251,593
Freddie Mac Gold Pool 3.5% 7/1/2046	38,914	35,967
Freddie Mac Gold Pool 3.5% 7/1/2047	167,636	155,578
Freddie Mac Gold Pool 3.5% 8/1/2034	357,042	339,595
Freddie Mac Gold Pool 3.5% 8/1/2040	143,531	133,780
Freddie Mac Gold Pool 3.5% 8/1/2045	6,349	5,878
Freddie Mac Gold Pool 3.5% 8/1/2046	7,469	6,950
Freddie Mac Gold Pool 3.5% 8/1/2047	30,247	28,072
Freddie Mac Gold Pool 3.5% 8/1/2047	254,658	236,341
Freddie Mac Gold Pool 3.5% 8/1/2047	20,222	18,767
Freddie Mac Gold Pool 3.5% 8/1/2049	19,364,455	17,844,552
Freddie Mac Gold Pool 3.5% 8/1/2051	1,548,629	1,419,819
Freddie Mac Gold Pool 3.5% 9/1/2040	108,569	101,160
Freddie Mac Gold Pool 3.5% 9/1/2042	922,280	861,374
Freddie Mac Gold Pool 3.5% 9/1/2042	780,464	728,614
Freddie Mac Gold Pool 3.5% 9/1/2046	348,516	322,116
Freddie Mac Gold Pool 3.5% 9/1/2047	6,616	6,140
Freddie Mac Gold Pool 3.5% 9/1/2047	6,181	5,736
Freddie Mac Gold Pool 4% 1/1/2036	605,237	590,416
Freddie Mac Gold Pool 4% 1/1/2039	62,653	60,668
Freddie Mac Gold Pool 4% 1/1/2041	22,509	21,759
Freddie Mac Gold Pool 4% 1/1/2041	8,645	8,325
Freddie Mac Gold Pool 4% 10/1/2041	355,562	342,701
Freddie Mac Gold Pool 4% 10/1/2042	11,522	11,155
Freddie Mac Gold Pool 4% 10/1/2042	7,687	7,385
Freddie Mac Gold Pool 4% 10/1/2045	26,962	25,754
Freddie Mac Gold Pool 4% 11/1/2041	59,378	57,186
Freddie Mac Gold Pool 4% 11/1/2041	16,331	15,787
Freddie Mac Gold Pool 4% 11/1/2042	3,208	3,117
Freddie Mac Gold Pool 4% 11/1/2043	7,922	7,610
Freddie Mac Gold Pool 4% 11/1/2047	428,123	407,209
Freddie Mac Gold Pool 4% 12/1/2040	14,695	14,193
Freddie Mac Gold Pool 4% 12/1/2047	724,368	688,983
Freddie Mac Gold Pool 4% 2/1/2039	7,180	6,946
Freddie Mac Gold Pool 4% 2/1/2042	28,118	27,111
Freddie Mac Gold Pool 4% 2/1/2043	23,502	22,567
Freddie Mac Gold Pool 4% 2/1/2044	23,394	22,426
Freddie Mac Gold Pool 4% 2/1/2044	39,040	37,485
Freddie Mac Gold Pool 4% 2/1/2045	514,389	493,640
Freddie Mac Gold Pool 4% 2/1/2046	5,413	5,168
Freddie Mac Gold Pool 4% 2/1/2046	2,502	2,388
Freddie Mac Gold Pool 4% 2/1/2046	180,146	172,846
Freddie Mac Gold Pool 4% 2/1/2048	483,051	459,605
Freddie Mac Gold Pool 4% 2/1/2048	45,525	43,387
Freddie Mac Gold Pool 4% 2/1/2050	108,643	102,695
Freddie Mac Gold Pool 4% 2/1/2053	11,995,520	11,360,361
Freddie Mac Gold Pool 4% 3/1/2042	32,701	31,525
Freddie Mac Gold Pool 4% 3/1/2042	32,076	30,879
Freddie Mac Gold Pool 4% 3/1/2042	10,108	9,715
Freddie Mac Gold Pool 4% 4/1/2040	1,313	1,274
Freddie Mac Gold Pool 4% 4/1/2042	12,041	11,580
Freddie Mac Gold Pool 4% 4/1/2042	11,099	10,717
Freddie Mac Gold Pool 4% 4/1/2042	14,049	13,575
Freddie Mac Gold Pool 4% 4/1/2042	15,062	14,477
Freddie Mac Gold Pool 4% 4/1/2043	19,194	18,579
Freddie Mac Gold Pool 4% 4/1/2043	30,645	29,485
Freddie Mac Gold Pool 4% 4/1/2043	605,349	581,932
Freddie Mac Gold Pool 4% 4/1/2046	172,022	164,156
Freddie Mac Gold Pool 4% 4/1/2048	7,762	7,385
Freddie Mac Gold Pool 4% 4/1/2048	82,191	78,202
Freddie Mac Gold Pool 4% 4/1/2048	169,005	160,802
Freddie Mac Gold Pool 4% 4/1/2048	28,752	27,356
Freddie Mac Gold Pool 4% 4/1/2048	132,051	125,642
Freddie Mac Gold Pool 4% 5/1/2038	808,412	783,057
Freddie Mac Gold Pool 4% 5/1/2042	52,697	50,836
Freddie Mac Gold Pool 4% 5/1/2043	6,519	6,256
Freddie Mac Gold Pool 4% 5/1/2045	58,933	56,404
Freddie Mac Gold Pool 4% 5/1/2048	988,063	940,724
Freddie Mac Gold Pool 4% 6/1/2038	31,786	30,789
Freddie Mac Gold Pool 4% 6/1/2038	23,660	22,933
Freddie Mac Gold Pool 4% 6/1/2041	15,129	14,563
Freddie Mac Gold Pool 4% 6/1/2041	4,531	4,428
Freddie Mac Gold Pool 4% 6/1/2045	39,144	37,513
Freddie Mac Gold Pool 4% 6/1/2047	198,140	189,142
Freddie Mac Gold Pool 4% 6/1/2047	2,783,161	2,655,034
Freddie Mac Gold Pool 4% 7/1/2043	21,999	21,110
Freddie Mac Gold Pool 4% 7/1/2045	159,883	153,222
Freddie Mac Gold Pool 4% 8/1/2038	136,960	132,665
Freddie Mac Gold Pool 4% 8/1/2038	197,100	190,918
Freddie Mac Gold Pool 4% 8/1/2043	28,982	27,937
Freddie Mac Gold Pool 4% 8/1/2044	10,673	10,268
Freddie Mac Gold Pool 4% 8/1/2044	14,695	14,096
Freddie Mac Gold Pool 4% 9/1/2041	44,204	42,625
Freddie Mac Gold Pool 4% 9/1/2041	15,694	15,127
Freddie Mac Gold Pool 4% 9/1/2041	14,874	14,368
Freddie Mac Gold Pool 4% 9/1/2041	14,202	13,677
Freddie Mac Gold Pool 4% 9/1/2043	9,454	9,105
Freddie Mac Gold Pool 4% 9/1/2044	39,365	37,777
Freddie Mac Gold Pool 4.5% 1/1/2040	15,432	15,280
Freddie Mac Gold Pool 4.5% 1/1/2041	9,286	9,195
Freddie Mac Gold Pool 4.5% 1/1/2041	3,205	3,173
Freddie Mac Gold Pool 4.5% 1/1/2041	18,274	18,086
Freddie Mac Gold Pool 4.5% 1/1/2042	460,363	455,595
Freddie Mac Gold Pool 4.5% 1/1/2045	17,575	17,301
Freddie Mac Gold Pool 4.5% 1/1/2047	40,823	40,022
Freddie Mac Gold Pool 4.5% 10/1/2039	90,958	90,059
Freddie Mac Gold Pool 4.5% 10/1/2039	1,424	1,410
Freddie Mac Gold Pool 4.5% 10/1/2039	20,411	20,208
Freddie Mac Gold Pool 4.5% 10/1/2039	8,794	8,707
Freddie Mac Gold Pool 4.5% 10/1/2040	26,898	26,614
Freddie Mac Gold Pool 4.5% 10/1/2040	45,349	44,880
Freddie Mac Gold Pool 4.5% 10/1/2041	108,388	107,213
Freddie Mac Gold Pool 4.5% 10/1/2043	25,616	25,289
Freddie Mac Gold Pool 4.5% 10/1/2048	83,439	81,358
Freddie Mac Gold Pool 4.5% 10/1/2048	590,921	579,696
Freddie Mac Gold Pool 4.5% 11/1/2031	5,199	5,162
Freddie Mac Gold Pool 4.5% 11/1/2039	1,188	1,176
Freddie Mac Gold Pool 4.5% 11/1/2040	484	479
Freddie Mac Gold Pool 4.5% 11/1/2040	4,940	4,890
Freddie Mac Gold Pool 4.5% 11/1/2040	9,878	9,776
Freddie Mac Gold Pool 4.5% 11/1/2044	7,561	7,453
Freddie Mac Gold Pool 4.5% 11/1/2044	133,897	131,814
Freddie Mac Gold Pool 4.5% 12/1/2039	984	974
Freddie Mac Gold Pool 4.5% 12/1/2039	793	785
Freddie Mac Gold Pool 4.5% 12/1/2040	14,720	14,562
Freddie Mac Gold Pool 4.5% 12/1/2040	12,692	12,555
Freddie Mac Gold Pool 4.5% 12/1/2040	1,909	1,888
Freddie Mac Gold Pool 4.5% 12/1/2044	7,645	7,535
Freddie Mac Gold Pool 4.5% 12/1/2044	26,667	26,253
Freddie Mac Gold Pool 4.5% 12/1/2045	84,511	83,681
Freddie Mac Gold Pool 4.5% 12/1/2046	41,455	40,667
Freddie Mac Gold Pool 4.5% 2/1/2037	1,449	1,435
Freddie Mac Gold Pool 4.5% 2/1/2040	4,880	4,831
Freddie Mac Gold Pool 4.5% 2/1/2041	15,788	15,626
Freddie Mac Gold Pool 4.5% 2/1/2041	7,160	7,083
Freddie Mac Gold Pool 4.5% 2/1/2041	14,594	14,446
Freddie Mac Gold Pool 4.5% 2/1/2041	10,484	10,380
Freddie Mac Gold Pool 4.5% 2/1/2041	19,508	19,304
Freddie Mac Gold Pool 4.5% 2/1/2041	13,385	13,252
Freddie Mac Gold Pool 4.5% 2/1/2041	65,375	64,715
Freddie Mac Gold Pool 4.5% 2/1/2041	16,733	16,551
Freddie Mac Gold Pool 4.5% 2/1/2041	16,699	16,516
Freddie Mac Gold Pool 4.5% 2/1/2044	12,514	12,355
Freddie Mac Gold Pool 4.5% 2/1/2047	150,040	147,097
Freddie Mac Gold Pool 4.5% 3/1/2041	4,530	4,483
Freddie Mac Gold Pool 4.5% 3/1/2041	70,442	69,720
Freddie Mac Gold Pool 4.5% 3/1/2041	13,322	13,183
Freddie Mac Gold Pool 4.5% 3/1/2041	16,238	16,071
Freddie Mac Gold Pool 4.5% 3/1/2041	168,057	166,325
Freddie Mac Gold Pool 4.5% 3/1/2041	24,538	24,282
Freddie Mac Gold Pool 4.5% 3/1/2042	3,088	3,056
Freddie Mac Gold Pool 4.5% 3/1/2042	4,165	4,122
Freddie Mac Gold Pool 4.5% 3/1/2044	11,686	11,526
Freddie Mac Gold Pool 4.5% 4/1/2041	219,631	217,345
Freddie Mac Gold Pool 4.5% 4/1/2041	5,726	5,663
Freddie Mac Gold Pool 4.5% 4/1/2041	2,198	2,175
Freddie Mac Gold Pool 4.5% 4/1/2041	22,659	22,409
Freddie Mac Gold Pool 4.5% 4/1/2041	22,410	22,173
Freddie Mac Gold Pool 4.5% 4/1/2041	2,863	2,834
Freddie Mac Gold Pool 4.5% 5/1/2035	7,770	7,700
Freddie Mac Gold Pool 4.5% 5/1/2039	58,829	58,256
Freddie Mac Gold Pool 4.5% 5/1/2040	3,055	3,025
Freddie Mac Gold Pool 4.5% 5/1/2040	3,498	3,465
Freddie Mac Gold Pool 4.5% 5/1/2041	23,610	23,349
Freddie Mac Gold Pool 4.5% 5/1/2041	24,153	23,894
Freddie Mac Gold Pool 4.5% 5/1/2041	15,549	15,389
Freddie Mac Gold Pool 4.5% 5/1/2045	133,319	131,162
Freddie Mac Gold Pool 4.5% 5/1/2047	378,396	370,854
Freddie Mac Gold Pool 4.5% 5/1/2047	122,315	119,877
Freddie Mac Gold Pool 4.5% 5/1/2047	282,583	276,950
Freddie Mac Gold Pool 4.5% 6/1/2025	188	188
Freddie Mac Gold Pool 4.5% 6/1/2038	9,275	9,192
Freddie Mac Gold Pool 4.5% 6/1/2039	5,383	5,330
Freddie Mac Gold Pool 4.5% 6/1/2040	6,404	6,340
Freddie Mac Gold Pool 4.5% 6/1/2040	1,312	1,299
Freddie Mac Gold Pool 4.5% 6/1/2041	1,289	1,276
Freddie Mac Gold Pool 4.5% 6/1/2041	25,565	25,312
Freddie Mac Gold Pool 4.5% 6/1/2041	16,079	15,920
Freddie Mac Gold Pool 4.5% 6/1/2041	18,644	18,439
Freddie Mac Gold Pool 4.5% 6/1/2041	7,930	7,853
Freddie Mac Gold Pool 4.5% 6/1/2041	18,667	18,464
Freddie Mac Gold Pool 4.5% 6/1/2041	3,086	3,053
Freddie Mac Gold Pool 4.5% 6/1/2041	9,753	9,649
Freddie Mac Gold Pool 4.5% 6/1/2047	167,619	164,593
Freddie Mac Gold Pool 4.5% 6/1/2047	542,250	531,442
Freddie Mac Gold Pool 4.5% 7/1/2025	3,882	3,875
Freddie Mac Gold Pool 4.5% 7/1/2040	30,944	30,638
Freddie Mac Gold Pool 4.5% 7/1/2040	13,389	13,248
Freddie Mac Gold Pool 4.5% 7/1/2040	2,673	2,646
Freddie Mac Gold Pool 4.5% 7/1/2040	12,279	12,155
Freddie Mac Gold Pool 4.5% 7/1/2041	12,348	12,219
Freddie Mac Gold Pool 4.5% 7/1/2044	6,223	6,134
Freddie Mac Gold Pool 4.5% 7/1/2047	227,594	223,058
Freddie Mac Gold Pool 4.5% 7/1/2047	125,749	123,478
Freddie Mac Gold Pool 4.5% 7/1/2047	285,869	280,797
Freddie Mac Gold Pool 4.5% 8/1/2033	3,855	3,823
Freddie Mac Gold Pool 4.5% 8/1/2035	496	492
Freddie Mac Gold Pool 4.5% 8/1/2035	1,321	1,309
Freddie Mac Gold Pool 4.5% 8/1/2039	1,328	1,314
Freddie Mac Gold Pool 4.5% 8/1/2040	11,041	10,929
Freddie Mac Gold Pool 4.5% 8/1/2040	8,745	8,654
Freddie Mac Gold Pool 4.5% 8/1/2040	1,850	1,831
Freddie Mac Gold Pool 4.5% 8/1/2040	2,778	2,750
Freddie Mac Gold Pool 4.5% 8/1/2041	10,733	10,616
Freddie Mac Gold Pool 4.5% 8/1/2041	16,630	16,460
Freddie Mac Gold Pool 4.5% 8/1/2041	2,830	2,800
Freddie Mac Gold Pool 4.5% 8/1/2041	8,152	8,069
Freddie Mac Gold Pool 4.5% 8/1/2041	81,202	80,352
Freddie Mac Gold Pool 4.5% 8/1/2041	1,155	1,142
Freddie Mac Gold Pool 4.5% 9/1/2039	49,898	49,421
Freddie Mac Gold Pool 4.5% 9/1/2039	744	736
Freddie Mac Gold Pool 4.5% 9/1/2039	1,606	1,590
Freddie Mac Gold Pool 4.5% 9/1/2040	21,277	21,061
Freddie Mac Gold Pool 4.5% 9/1/2041	83,464	82,589
Freddie Mac Gold Pool 4.5% 9/1/2041	17,400	17,222
Freddie Mac Gold Pool 4.5% 9/1/2041	110,748	109,602
Freddie Mac Gold Pool 4.5% 9/1/2041	3,695	3,657
Freddie Mac Gold Pool 4.5% 9/1/2041	191,925	190,020
Freddie Mac Gold Pool 5% 1/1/2035	87,328	87,998
Freddie Mac Gold Pool 5% 1/1/2037	4,028	4,066
Freddie Mac Gold Pool 5% 1/1/2040	42,248	42,717
Freddie Mac Gold Pool 5% 1/1/2041	3,828	3,871
Freddie Mac Gold Pool 5% 1/1/2053	1,244,466	1,228,330
Freddie Mac Gold Pool 5% 10/1/2033	432	435
Freddie Mac Gold Pool 5% 10/1/2033	837	843
Freddie Mac Gold Pool 5% 10/1/2033	9,569	9,645
Freddie Mac Gold Pool 5% 10/1/2033	6,934	6,986
Freddie Mac Gold Pool 5% 10/1/2052	2,458,583	2,438,228
Freddie Mac Gold Pool 5% 11/1/2034	116	117
Freddie Mac Gold Pool 5% 11/1/2035	5,665	5,718
Freddie Mac Gold Pool 5% 11/1/2037	1,189	1,201
Freddie Mac Gold Pool 5% 11/1/2040	6,612	6,685
Freddie Mac Gold Pool 5% 11/1/2052	611,894	606,445
Freddie Mac Gold Pool 5% 11/1/2052	577,661	573,781
Freddie Mac Gold Pool 5% 11/1/2054	14,999,934	14,719,887
Freddie Mac Gold Pool 5% 11/1/2054	6,500,000	6,381,692
Freddie Mac Gold Pool 5% 12/1/2033	1,622	1,634
Freddie Mac Gold Pool 5% 12/1/2033	3,719	3,749
Freddie Mac Gold Pool 5% 12/1/2033	8,243	8,311
Freddie Mac Gold Pool 5% 12/1/2034	2,799	2,824
Freddie Mac Gold Pool 5% 12/1/2034	2,311	2,332
Freddie Mac Gold Pool 5% 12/1/2035	15,237	15,371
Freddie Mac Gold Pool 5% 12/1/2052	28,952	28,459
Freddie Mac Gold Pool 5% 12/1/2052 (o)	1,370,024	1,357,825
Freddie Mac Gold Pool 5% 12/1/2052	338,428	335,415
Freddie Mac Gold Pool 5% 12/1/2052	308,440	305,501
Freddie Mac Gold Pool 5% 12/1/2052	365,670	362,185
Freddie Mac Gold Pool 5% 2/1/2035	10,226	10,296
Freddie Mac Gold Pool 5% 2/1/2040	8,622	8,718
Freddie Mac Gold Pool 5% 2/1/2041	12,784	12,924
Freddie Mac Gold Pool 5% 2/1/2041	8,520	8,614
Freddie Mac Gold Pool 5% 3/1/2041	18,627	18,831
Freddie Mac Gold Pool 5% 3/1/2041	17,665	17,862
Freddie Mac Gold Pool 5% 3/1/2041	2,828	2,835
Freddie Mac Gold Pool 5% 4/1/2034	3,197	3,223
Freddie Mac Gold Pool 5% 4/1/2034	71	71
Freddie Mac Gold Pool 5% 4/1/2035	24,054	24,243
Freddie Mac Gold Pool 5% 4/1/2035	5,968	6,022
Freddie Mac Gold Pool 5% 4/1/2035	7,722	7,793
Freddie Mac Gold Pool 5% 4/1/2036	56,019	56,538
Freddie Mac Gold Pool 5% 4/1/2040	48,278	48,803
Freddie Mac Gold Pool 5% 4/1/2041	863	872
Freddie Mac Gold Pool 5% 4/1/2041	3,820	3,862
Freddie Mac Gold Pool 5% 5/1/2034	2,009	2,025
Freddie Mac Gold Pool 5% 5/1/2034	4,390	4,426
Freddie Mac Gold Pool 5% 5/1/2034	534	539
Freddie Mac Gold Pool 5% 5/1/2034	3,457	3,483
Freddie Mac Gold Pool 5% 5/1/2035	892	899
Freddie Mac Gold Pool 5% 5/1/2035	22,432	22,633
Freddie Mac Gold Pool 5% 5/1/2040	8,931	9,028
Freddie Mac Gold Pool 5% 5/1/2041	15,457	15,627
Freddie Mac Gold Pool 5% 6/1/2035	4,177	4,211
Freddie Mac Gold Pool 5% 6/1/2035	1,885	1,902
Freddie Mac Gold Pool 5% 6/1/2038	1,853	1,872
Freddie Mac Gold Pool 5% 6/1/2038	2,411	2,437
Freddie Mac Gold Pool 5% 6/1/2040	30,568	30,895
Freddie Mac Gold Pool 5% 6/1/2040	24,285	24,547
Freddie Mac Gold Pool 5% 6/1/2041	809,033	818,083
Freddie Mac Gold Pool 5% 6/1/2041	15,490	15,661
Freddie Mac Gold Pool 5% 6/1/2052	282,503	280,959
Freddie Mac Gold Pool 5% 7/1/2034	200	202
Freddie Mac Gold Pool 5% 7/1/2035	145,810	147,051
Freddie Mac Gold Pool 5% 7/1/2035	20,225	20,411
Freddie Mac Gold Pool 5% 7/1/2035	1,195	1,206
Freddie Mac Gold Pool 5% 7/1/2035	827	835
Freddie Mac Gold Pool 5% 7/1/2035	572	577
Freddie Mac Gold Pool 5% 7/1/2035	717	724
Freddie Mac Gold Pool 5% 7/1/2035	2,838	2,864
Freddie Mac Gold Pool 5% 7/1/2035	789	796
Freddie Mac Gold Pool 5% 7/1/2035	2,318	2,338
Freddie Mac Gold Pool 5% 7/1/2035	844	852
Freddie Mac Gold Pool 5% 7/1/2040	6,537	6,606
Freddie Mac Gold Pool 5% 7/1/2040	1,408	1,423
Freddie Mac Gold Pool 5% 7/1/2041	13,816	13,967
Freddie Mac Gold Pool 5% 7/1/2041	17,165	17,354
Freddie Mac Gold Pool 5% 7/1/2041	4,939	4,982
Freddie Mac Gold Pool 5% 7/1/2041	6,743	6,790
Freddie Mac Gold Pool 5% 7/1/2041	13,193	13,333
Freddie Mac Gold Pool 5% 7/1/2041	12,032	12,164
Freddie Mac Gold Pool 5% 7/1/2041	8,015	8,105
Freddie Mac Gold Pool 5% 8/1/2033	927	934
Freddie Mac Gold Pool 5% 8/1/2033	2,597	2,617
Freddie Mac Gold Pool 5% 8/1/2034	35,351	35,634
Freddie Mac Gold Pool 5% 8/1/2035	614	618
Freddie Mac Gold Pool 5% 8/1/2035	2,847	2,870
Freddie Mac Gold Pool 5% 8/1/2035	870	879
Freddie Mac Gold Pool 5% 8/1/2036	1,001	1,010
Freddie Mac Gold Pool 5% 8/1/2040	26,590	26,875
Freddie Mac Gold Pool 5% 8/1/2040	2,250	2,274
Freddie Mac Gold Pool 5% 9/1/2033	8,628	8,692
Freddie Mac Gold Pool 5% 9/1/2035	17,791	17,949
Freddie Mac Gold Pool 5% 9/1/2035	112	113
Freddie Mac Gold Pool 5% 9/1/2035	1,045	1,055
Freddie Mac Gold Pool 5.5% 10/1/2054	349,999	349,602
Freddie Mac Gold Pool 5.5% 2/1/2054	230,249	230,203
Freddie Mac Gold Pool 5.5% 4/1/2054	4,906,180	4,900,613
Freddie Mac Gold Pool 5.5% 5/1/2053 (p)	4,568,417	4,601,780
Freddie Mac Gold Pool 5.5% 9/1/2053	12,444,423	12,562,524
Freddie Mac Gold Pool 6% 1/1/2029	52	53
Freddie Mac Gold Pool 6% 1/1/2029	195	199
Freddie Mac Gold Pool 6% 1/1/2029	1,843	1,874
Freddie Mac Gold Pool 6% 1/1/2029	78	79
Freddie Mac Gold Pool 6% 1/1/2032	1,986	2,044
Freddie Mac Gold Pool 6% 1/1/2032	1,291	1,328
Freddie Mac Gold Pool 6% 10/1/2032	1,109	1,144
Freddie Mac Gold Pool 6% 10/1/2054	1,603,585	1,651,228
Freddie Mac Gold Pool 6% 11/1/2029	136	139
Freddie Mac Gold Pool 6% 11/1/2031	1,491	1,536
Freddie Mac Gold Pool 6% 11/1/2032	15,648	16,139
Freddie Mac Gold Pool 6% 11/1/2053	358,889	365,402
Freddie Mac Gold Pool 6% 12/1/2032	599	617
Freddie Mac Gold Pool 6% 12/1/2037	7,221	7,559
Freddie Mac Gold Pool 6% 12/1/2037	27,596	28,904
Freddie Mac Gold Pool 6% 2/1/2029	112	114
Freddie Mac Gold Pool 6% 2/1/2029	18	19
Freddie Mac Gold Pool 6% 2/1/2029	98	100
Freddie Mac Gold Pool 6% 2/1/2029	136	138
Freddie Mac Gold Pool 6% 2/1/2029	96	97
Freddie Mac Gold Pool 6% 2/1/2029	257	261
Freddie Mac Gold Pool 6% 2/1/2029	73	75
Freddie Mac Gold Pool 6% 3/1/2029	215	219
Freddie Mac Gold Pool 6% 3/1/2029	91	93
Freddie Mac Gold Pool 6% 3/1/2029	626	638
Freddie Mac Gold Pool 6% 3/1/2029	112	114
Freddie Mac Gold Pool 6% 3/1/2029	91	93
Freddie Mac Gold Pool 6% 4/1/2028	35	35
Freddie Mac Gold Pool 6% 4/1/2029	84	85
Freddie Mac Gold Pool 6% 4/1/2029	21	21
Freddie Mac Gold Pool 6% 4/1/2029	34	35
Freddie Mac Gold Pool 6% 4/1/2029	99	101
Freddie Mac Gold Pool 6% 4/1/2031	1,042	1,070
Freddie Mac Gold Pool 6% 4/1/2033	3,805	3,923
Freddie Mac Gold Pool 6% 5/1/2029	105	107
Freddie Mac Gold Pool 6% 5/1/2029	243	247
Freddie Mac Gold Pool 6% 5/1/2029	114	115
Freddie Mac Gold Pool 6% 5/1/2033	27,707	28,450
Freddie Mac Gold Pool 6% 6/1/2029	1,193	1,212
Freddie Mac Gold Pool 6% 6/1/2029	80	81
Freddie Mac Gold Pool 6% 6/1/2029	221	225
Freddie Mac Gold Pool 6% 6/1/2031	345	355
Freddie Mac Gold Pool 6% 7/1/2028	53	53
Freddie Mac Gold Pool 6% 7/1/2029	192	196
Freddie Mac Gold Pool 6% 7/1/2029	170	174
Freddie Mac Gold Pool 6% 7/1/2029	412	419
Freddie Mac Gold Pool 6% 7/1/2029	315	319
Freddie Mac Gold Pool 6% 7/1/2029	58	59
Freddie Mac Gold Pool 6% 7/1/2029	120	123
Freddie Mac Gold Pool 6% 7/1/2029	74	75
Freddie Mac Gold Pool 6% 7/1/2029	85	87
Freddie Mac Gold Pool 6% 7/1/2029	220	223
Freddie Mac Gold Pool 6% 7/1/2029	198	202
Freddie Mac Gold Pool 6% 7/1/2032	2,659	2,735
Freddie Mac Gold Pool 6% 7/1/2033	3,904	4,033
Freddie Mac Gold Pool 6% 7/1/2037	2,558	2,679
Freddie Mac Gold Pool 6% 8/1/2029	135	138
Freddie Mac Gold Pool 6% 8/1/2037	24,736	25,842
Freddie Mac Gold Pool 6% 9/1/2033	20,135	20,795
Freddie Mac Gold Pool 6% 9/1/2054	15,746,795	16,121,145
Freddie Mac Gold Pool 6% 9/1/2054	15,592,104	16,079,718
Freddie Mac Gold Pool 6.5% 1/1/2032	13,002	13,487
Freddie Mac Gold Pool 6.5% 1/1/2054 (q)	1,750,401	1,817,649
Freddie Mac Gold Pool 6.5% 10/1/2032	7,806	8,112
Freddie Mac Gold Pool 6.5% 12/1/2052	333,948	343,490
Freddie Mac Gold Pool 6.5% 2/1/2037	1,835	1,923
Freddie Mac Gold Pool 6.5% 3/1/2032	45	47
Freddie Mac Gold Pool 6.5% 3/1/2036	82,103	85,135
Freddie Mac Gold Pool 6.5% 3/1/2037	1,137	1,201
Freddie Mac Gold Pool 6.5% 4/1/2032	824	854
Freddie Mac Gold Pool 6.5% 6/1/2054	752,159	787,285
Freddie Mac Gold Pool 6.5% 7/1/2032	208	216
Freddie Mac Gold Pool 6.5% 8/1/2032	3,167	3,284
Freddie Mac Gold Pool 6.5% 8/1/2032	1,919	1,993
Freddie Mac Gold Pool 6.5% 8/1/2032	2,128	2,210
Freddie Mac Gold Pool 6.5% 9/1/2039	96,681	102,195
Freddie Mac Gold Pool 6.5% 9/1/2053	153,402	158,828
Freddie Mac Gold Pool 6.5% 9/1/2053	160,065	166,577
Freddie Mac Gold Pool 6.5% 9/1/2054	869,224	910,156
Freddie Mac Gold Pool 7% 1/1/2036	4,023	4,223
Freddie Mac Gold Pool 7% 11/1/2026	454	460
Freddie Mac Gold Pool 7% 11/1/2034	6,430	6,751
Freddie Mac Gold Pool 7% 11/1/2034	6,622	6,989
Freddie Mac Gold Pool 7% 12/1/2026	1,063	1,075
Freddie Mac Gold Pool 7% 2/1/2027	194	195
Freddie Mac Gold Pool 7% 3/1/2026	955	960
Freddie Mac Gold Pool 7% 4/1/2032	2,772	2,892
Freddie Mac Gold Pool 7% 4/1/2032	1,108	1,166
Freddie Mac Gold Pool 7% 7/1/2026	286	288
Freddie Mac Gold Pool 7% 7/1/2029	11,318	11,720
Freddie Mac Gold Pool 7% 8/1/2026	1,483	1,496
Freddie Mac Gold Pool 7% 9/1/2026	1,683	1,700
Freddie Mac Gold Pool 7% 9/1/2035	16,626	17,490
Freddie Mac Gold Pool 7.5% 1/1/2027	51	52
Freddie Mac Gold Pool 7.5% 11/1/2030	19	20
Freddie Mac Gold Pool 7.5% 11/1/2030	104	110
Freddie Mac Gold Pool 7.5% 11/1/2031	329	350
Freddie Mac Gold Pool 7.5% 5/1/2031	194	204
Freddie Mac Gold Pool 7.5% 6/1/2026	17	18
Freddie Mac Gold Pool 7.5% 8/1/2030	305	321
Freddie Mac Gold Pool 8% 10/1/2030	81	81
Freddie Mac Gold Pool 8% 11/1/2031	716	743
Freddie Mac Gold Pool 8% 2/1/2030	50	51
Freddie Mac Gold Pool 8% 4/1/2030	14	14
Freddie Mac Gold Pool 8% 4/1/2032	98	102
Freddie Mac Gold Pool 8% 7/1/2025	6	6
Freddie Mac Gold Pool 8% 7/1/2030	283	294
Freddie Mac Gold Pool 8% 8/1/2030	23	24
Freddie Mac Gold Pool 8% 8/1/2030	673	695
Freddie Mac Gold Pool 8% 8/1/2030	37	39
Freddie Mac Gold Pool 8% 9/1/2030	32	33
Freddie Mac Gold Pool 8.5% 1/1/2028	16	16
Freddie Mac Gold Pool 8.5% 11/1/2026	11	11
Freddie Mac Gold Pool 8.5% 12/1/2027	26	26
Freddie Mac Gold Pool 8.5% 5/1/2026	3	3
Freddie Mac Gold Pool 8.5% 5/1/2027	14	15
Freddie Mac Gold Pool 8.5% 5/1/2027	21	21
Freddie Mac Gold Pool 8.5% 8/1/2026	39	39
Freddie Mac Gold Pool 8.5% 8/1/2027	397	406
Freddie Mac Gold Pool 8.5% 8/1/2027	34	35
Freddie Mac Gold Pool 8.5% 8/1/2027	337	347
Freddie Mac Gold Pool 8.5% 9/1/2026	28	28
Freddie Mac Gold Pool 8.5% 9/1/2029	45	48
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.821% 6/1/2033 (b)(c)	76,974	77,644
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.968% 4/1/2034 (b)(c)	25,007	25,336
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.246%, 7.12% 6/1/2033 (b)(c)	19,036	19,259
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.19% 3/1/2035 (b)(c)	32,352	32,830
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(c)	44,454	45,336
Freddie Mac Non Gold Pool 4% 9/1/2040	6,493	6,273
Freddie Mac Non Gold Pool 4.5% 10/1/2040	6,727	6,660
Freddie Mac Non Gold Pool 4.5% 9/1/2040	1,149	1,137
Freddie Mac Non Gold Pool 5.5% 7/1/2053	1,021,370	1,030,106
Freddie Mac Non Gold Pool 6% 11/1/2054	1,234,519	1,266,954
Freddie Mac Non Gold Pool 6% 6/1/2053	604,589	619,906
Freddie Mac Non Gold Pool 6% 6/1/2053	513,030	525,226
Freddie Mac Non Gold Pool 6% 6/1/2053	571,223	583,554
Freddie Mac Non Gold Pool 6% 7/1/2053	366,527	375,240
Freddie Mac Non Gold Pool 6% 7/1/2053	413,588	424,066
Freddie Mac Non Gold Pool 6% 9/1/2053	595,534	606,342
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.325%, 5.575% 1/1/2036 (b)(c)	19,246	19,524
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.375%, 6.227% 3/1/2036 (b)(c)	13,201	13,414
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.5%, 6.127% 3/1/2036 (b)(c)	10,089	10,238
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.665%, 6.04% 7/1/2036 (b)(c)	65,213	66,348
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.466% 12/1/2040 (b)(c)	93,998	96,396
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.294% 9/1/2041 (b)(c)	266,365	271,707
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.567% 7/1/2041 (b)(c)	23,425	23,886
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.864%, 7.239% 4/1/2036 (b)(c)	6,946	7,097
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 6.88% 10/1/2041 (b)(c)	187,828	192,050
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (b)(c)	6,099	6,225
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.601% 9/1/2041 (b)(c)	26,339	26,935
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (b)(c)	49,261	50,437
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.485% 5/1/2041 (b)(c)	33,057	33,811
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (b)(c)	47,370	48,426
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (b)(c)	13,554	13,855
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.923%, 7.17% 10/1/2042 (b)(c)	109,759	112,589
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.022%, 6.936% 4/1/2038 (b)(c)	5,791	5,929
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (b)(c)	219	223
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 2.045%, 7.905% 7/1/2036 (b)(c)	34,063	34,842
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.2%, 6.45% 12/1/2036 (b)(c)	8,330	8,564
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.125%, 6.424% 8/1/2037 (b)(c)	8,775	8,749
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.665%, 7.165% 1/1/2037 (b)(c)	15,831	16,000
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.665%, 7.415% 7/1/2035 (b)(c)	11,478	11,555
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.869%, 7.255% 10/1/2036 (b)(c)	80,900	81,860
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.996%, 7.162% 10/1/2035 (b)(c)	57,111	57,925
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 2.01%, 7.135% 5/1/2037 (b)(c)	11,073	11,266
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.02%, 7.635% 6/1/2037 (b)(c)	23,693	23,999
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (b)(c)	2,884	2,963
Ginnie Mae I Pool 2.5% 1/20/2052	810,482	686,282
Ginnie Mae I Pool 2.5% 12/20/2051	860,411	727,484
Ginnie Mae I Pool 2.5% 12/20/2051	1,255,257	1,062,507
Ginnie Mae I Pool 2.5% 12/20/2051	650,219	550,578
Ginnie Mae I Pool 2.5% 8/20/2051	726,504	615,173
Ginnie Mae I Pool 2.5% 9/20/2051	637,115	539,482
Ginnie Mae I Pool 3% 12/15/2042	158,242	141,926
Ginnie Mae I Pool 3% 12/20/2042	194,548	176,596
Ginnie Mae I Pool 3% 2/15/2045	93,140	83,657
Ginnie Mae I Pool 3% 2/15/2045	90,078	80,906
Ginnie Mae I Pool 3% 2/20/2050	648,464	573,986
Ginnie Mae I Pool 3% 3/15/2045	148,072	132,995
Ginnie Mae I Pool 3% 3/20/2043	130,586	118,550
Ginnie Mae I Pool 3% 3/20/2043	55,560	50,470
Ginnie Mae I Pool 3% 4/15/2043	22,109	19,960
Ginnie Mae I Pool 3% 4/15/2043	7,829	7,072
Ginnie Mae I Pool 3% 4/15/2043	23,415	21,060
Ginnie Mae I Pool 3% 4/15/2043	6,759	6,164
Ginnie Mae I Pool 3% 4/15/2045	57,876	51,983
Ginnie Mae I Pool 3% 5/15/2042	26,253	23,786
Ginnie Mae I Pool 3% 5/15/2043	28,037	25,035
Ginnie Mae I Pool 3% 5/15/2043	8,249	7,418
Ginnie Mae I Pool 3% 5/15/2043	22,681	20,444
Ginnie Mae I Pool 3% 5/15/2043	18,047	16,147
Ginnie Mae I Pool 3% 5/15/2043	15,366	13,877
Ginnie Mae I Pool 3% 5/15/2045	1,911	1,716
Ginnie Mae I Pool 3% 6/15/2043	22,663	20,372
Ginnie Mae I Pool 3% 6/15/2043	14,302	12,966
Ginnie Mae I Pool 3% 6/15/2043	23,245	21,012
Ginnie Mae I Pool 3% 8/15/2043	5,684	5,125
Ginnie Mae I Pool 3% 8/15/2043	6,867	6,190
Ginnie Mae I Pool 3.5% 1/15/2041	8,828	8,230
Ginnie Mae I Pool 3.5% 1/15/2042	1,656	1,540
Ginnie Mae I Pool 3.5% 1/15/2042	81,558	75,575
Ginnie Mae I Pool 3.5% 1/15/2042	69,846	64,803
Ginnie Mae I Pool 3.5% 1/15/2042	4,085	3,799
Ginnie Mae I Pool 3.5% 1/15/2043	5,831	5,412
Ginnie Mae I Pool 3.5% 1/15/2043	77,416	71,811
Ginnie Mae I Pool 3.5% 10/15/2041	7,729	7,185
Ginnie Mae I Pool 3.5% 10/20/2054	14,649,157	13,388,863
Ginnie Mae I Pool 3.5% 11/15/2040	10,979	10,235
Ginnie Mae I Pool 3.5% 11/15/2042	177,189	164,396
Ginnie Mae I Pool 3.5% 12/15/2040	4,547	4,240
Ginnie Mae I Pool 3.5% 12/15/2041	59,481	55,175
Ginnie Mae I Pool 3.5% 12/15/2041	42,423	39,492
Ginnie Mae I Pool 3.5% 12/15/2041	68,490	63,587
Ginnie Mae I Pool 3.5% 12/15/2041	14,716	13,692
Ginnie Mae I Pool 3.5% 12/20/2049	32,919	30,056
Ginnie Mae I Pool 3.5% 12/20/2049	7,613	6,956
Ginnie Mae I Pool 3.5% 12/20/2049	25,514	23,454
Ginnie Mae I Pool 3.5% 12/20/2049	72,331	66,334
Ginnie Mae I Pool 3.5% 2/15/2042	5,401	5,021
Ginnie Mae I Pool 3.5% 2/15/2042	66,693	61,839
Ginnie Mae I Pool 3.5% 2/15/2042	60,216	55,833
Ginnie Mae I Pool 3.5% 2/15/2042	74,344	69,113
Ginnie Mae I Pool 3.5% 2/15/2042	26,048	24,220
Ginnie Mae I Pool 3.5% 2/15/2043	344,050	319,769
Ginnie Mae I Pool 3.5% 2/15/2043	17,752	16,478
Ginnie Mae I Pool 3.5% 2/15/2044	48,995	45,204
Ginnie Mae I Pool 3.5% 2/20/2043	108,284	101,075
Ginnie Mae I Pool 3.5% 3/15/2042	8,335	7,747
Ginnie Mae I Pool 3.5% 3/15/2042	13,672	12,693
Ginnie Mae I Pool 3.5% 3/15/2042	18,625	17,334
Ginnie Mae I Pool 3.5% 3/15/2043	5,744	5,324
Ginnie Mae I Pool 3.5% 3/20/2043	48,535	45,285
Ginnie Mae I Pool 3.5% 4/15/2043	327,504	304,526
Ginnie Mae I Pool 3.5% 4/15/2043	52,490	48,541
Ginnie Mae I Pool 3.5% 5/15/2042	21,335	19,834
Ginnie Mae I Pool 3.5% 5/15/2042	24,697	22,974
Ginnie Mae I Pool 3.5% 5/15/2043	14,389	13,398
Ginnie Mae I Pool 3.5% 5/15/2043	19,986	18,497
Ginnie Mae I Pool 3.5% 5/15/2043	9,448	8,769
Ginnie Mae I Pool 3.5% 5/15/2043	23,494	21,793
Ginnie Mae I Pool 3.5% 5/20/2046	20,389	18,888
Ginnie Mae I Pool 3.5% 5/20/2046	25,618	23,766
Ginnie Mae I Pool 3.5% 5/20/2046	25,479	23,637
Ginnie Mae I Pool 3.5% 5/20/2046	33,667	31,233
Ginnie Mae I Pool 3.5% 5/20/2046	38,854	36,045
Ginnie Mae I Pool 3.5% 5/20/2046	58,247	54,037
Ginnie Mae I Pool 3.5% 6/15/2042	4,976	4,610
Ginnie Mae I Pool 3.5% 6/15/2042	4,082	3,786
Ginnie Mae I Pool 3.5% 6/15/2043	12,510	11,582
Ginnie Mae I Pool 3.5% 6/15/2043	8,813	8,193
Ginnie Mae I Pool 3.5% 6/15/2043	23,962	22,228
Ginnie Mae I Pool 3.5% 6/15/2043	37,270	34,494
Ginnie Mae I Pool 3.5% 6/15/2043	11,405	10,647
Ginnie Mae I Pool 3.5% 6/15/2043	21,446	19,817
Ginnie Mae I Pool 3.5% 6/15/2043	5,835	5,397
Ginnie Mae I Pool 3.5% 6/20/2046	38,707	35,909
Ginnie Mae I Pool 3.5% 6/20/2046	118,279	109,730
Ginnie Mae I Pool 3.5% 6/20/2046	37,057	34,379
Ginnie Mae I Pool 3.5% 6/20/2046	16,558	15,372
Ginnie Mae I Pool 3.5% 6/20/2046	23,711	21,997
Ginnie Mae I Pool 3.5% 6/20/2046	36,771	34,113
Ginnie Mae I Pool 3.5% 6/20/2046	32,305	29,970
Ginnie Mae I Pool 3.5% 7/15/2042	50,571	46,941
Ginnie Mae I Pool 3.5% 7/15/2042	17,231	15,994
Ginnie Mae I Pool 3.5% 7/15/2042	5,782	5,364
Ginnie Mae I Pool 3.5% 7/15/2043	11,467	10,617
Ginnie Mae I Pool 3.5% 7/20/2043	96,000	89,273
Ginnie Mae I Pool 3.5% 7/20/2046	1,013,568	940,939
Ginnie Mae I Pool 3.5% 8/15/2042	5,523	5,121
Ginnie Mae I Pool 3.5% 8/15/2043	2,881	2,663
Ginnie Mae I Pool 3.5% 8/15/2043	15,037	13,906
Ginnie Mae I Pool 3.5% 9/15/2041	2,709	2,524
Ginnie Mae I Pool 3.5% 9/15/2042	16,498	15,285
Ginnie Mae I Pool 3.5% 9/15/2042	3,024	2,804
Ginnie Mae I Pool 3.5% 9/15/2042	8,445	7,824
Ginnie Mae I Pool 3.5% 9/15/2042	9,273	8,659
Ginnie Mae I Pool 3.5% 9/15/2042	10,292	9,536
Ginnie Mae I Pool 3.5% 9/15/2043	7,240	6,705
Ginnie Mae I Pool 4% 1/15/2040	20,148	19,453
Ginnie Mae I Pool 4% 1/15/2040	20,802	20,054
Ginnie Mae I Pool 4% 1/15/2041	6,166	5,941
Ginnie Mae I Pool 4% 1/15/2041	66,405	63,961
Ginnie Mae I Pool 4% 1/15/2041	4,928	4,746
Ginnie Mae I Pool 4% 1/15/2041	10,838	10,437
Ginnie Mae I Pool 4% 1/15/2042	8,748	8,423
Ginnie Mae I Pool 4% 1/15/2043	33,557	32,244
Ginnie Mae I Pool 4% 1/15/2047	41,869	39,785
Ginnie Mae I Pool 4% 1/15/2047	47,771	45,392
Ginnie Mae I Pool 4% 1/15/2047	14,619	13,891
Ginnie Mae I Pool 4% 1/15/2047	30,690	29,162
Ginnie Mae I Pool 4% 10/15/2039	24,186	23,354
Ginnie Mae I Pool 4% 10/15/2040	64,008	61,684
Ginnie Mae I Pool 4% 10/15/2040	67,068	64,650
Ginnie Mae I Pool 4% 10/15/2040	6,457	6,223
Ginnie Mae I Pool 4% 10/15/2040	9,225	8,891
Ginnie Mae I Pool 4% 10/15/2040	5,725	5,520
Ginnie Mae I Pool 4% 10/15/2040	3,915	3,775
Ginnie Mae I Pool 4% 10/15/2040	70,004	67,463
Ginnie Mae I Pool 4% 10/15/2041	23,529	22,637
Ginnie Mae I Pool 4% 10/15/2041	135,440	130,305
Ginnie Mae I Pool 4% 10/15/2041	67,664	65,156
Ginnie Mae I Pool 4% 10/15/2041	36,480	35,138
Ginnie Mae I Pool 4% 10/15/2041	26,433	25,478
Ginnie Mae I Pool 4% 10/15/2041	15,048	14,485
Ginnie Mae I Pool 4% 10/15/2041	13,858	13,345
Ginnie Mae I Pool 4% 10/15/2041	14,554	14,023
Ginnie Mae I Pool 4% 10/15/2041	12,318	11,856
Ginnie Mae I Pool 4% 10/15/2041	45,919	44,225
Ginnie Mae I Pool 4% 10/15/2041	3,605	3,475
Ginnie Mae I Pool 4% 10/15/2041	7,548	7,262
Ginnie Mae I Pool 4% 10/15/2041	19,677	18,919
Ginnie Mae I Pool 4% 10/20/2042	220,281	210,796
Ginnie Mae I Pool 4% 11/15/2039	21,075	20,361
Ginnie Mae I Pool 4% 11/15/2040	4,330	4,178
Ginnie Mae I Pool 4% 11/15/2040	5,535	5,343
Ginnie Mae I Pool 4% 11/15/2040	17,186	16,555
Ginnie Mae I Pool 4% 11/15/2040	12,515	12,048
Ginnie Mae I Pool 4% 11/15/2040	3,791	3,659
Ginnie Mae I Pool 4% 11/15/2041	117,057	112,705
Ginnie Mae I Pool 4% 11/15/2041	9,605	9,241
Ginnie Mae I Pool 4% 11/15/2041	1,711	1,649
Ginnie Mae I Pool 4% 11/15/2041	32,374	31,126
Ginnie Mae I Pool 4% 11/15/2041	1,355	1,306
Ginnie Mae I Pool 4% 11/15/2041	4,857	4,680
Ginnie Mae I Pool 4% 11/15/2042	9,496	9,128
Ginnie Mae I Pool 4% 12/15/2039	40,695	39,235
Ginnie Mae I Pool 4% 12/15/2039	18,246	17,594
Ginnie Mae I Pool 4% 12/15/2040	6,162	5,938
Ginnie Mae I Pool 4% 12/15/2040	8,280	7,994
Ginnie Mae I Pool 4% 12/15/2040	4,647	4,473
Ginnie Mae I Pool 4% 12/15/2040	6,784	6,529
Ginnie Mae I Pool 4% 12/15/2040	11,028	10,622
Ginnie Mae I Pool 4% 12/15/2041	64,432	62,030
Ginnie Mae I Pool 4% 12/15/2041	25,188	24,241
Ginnie Mae I Pool 4% 12/15/2041	15,779	15,184
Ginnie Mae I Pool 4% 12/15/2041	36,073	34,702
Ginnie Mae I Pool 4% 12/15/2041	7,931	7,645
Ginnie Mae I Pool 4% 12/15/2041	8,097	7,788
Ginnie Mae I Pool 4% 12/15/2041	2,779	2,675
Ginnie Mae I Pool 4% 12/15/2042	8,465	8,143
Ginnie Mae I Pool 4% 12/15/2046	10,340	9,825
Ginnie Mae I Pool 4% 2/15/2040	40,307	38,883
Ginnie Mae I Pool 4% 2/15/2040	61,730	59,489
Ginnie Mae I Pool 4% 2/15/2040	17,399	16,775
Ginnie Mae I Pool 4% 2/15/2040	44,634	43,009
Ginnie Mae I Pool 4% 2/15/2041	18,114	17,456
Ginnie Mae I Pool 4% 2/15/2041	5,129	4,944
Ginnie Mae I Pool 4% 2/15/2041	7,909	7,616
Ginnie Mae I Pool 4% 2/15/2041	6,795	6,541
Ginnie Mae I Pool 4% 2/15/2041	11,917	11,468
Ginnie Mae I Pool 4% 2/15/2042	17,463	16,806
Ginnie Mae I Pool 4% 2/15/2045	55,435	53,022
Ginnie Mae I Pool 4% 3/15/2040	3,230	3,112
Ginnie Mae I Pool 4% 3/15/2040	271,225	261,447
Ginnie Mae I Pool 4% 3/15/2041	135,572	130,661
Ginnie Mae I Pool 4% 3/15/2041	14,718	14,158
Ginnie Mae I Pool 4% 3/15/2041	10,412	10,035
Ginnie Mae I Pool 4% 3/15/2042	16,951	16,310
Ginnie Mae I Pool 4% 3/15/2042	7,498	7,211
Ginnie Mae I Pool 4% 3/15/2042	13,034	12,529
Ginnie Mae I Pool 4% 3/15/2042	61,528	59,196
Ginnie Mae I Pool 4% 4/15/2040	42,889	41,317
Ginnie Mae I Pool 4% 4/15/2040	21,055	20,313
Ginnie Mae I Pool 4% 4/15/2041	7,091	6,831
Ginnie Mae I Pool 4% 4/15/2042	20,168	19,396
Ginnie Mae I Pool 4% 4/15/2043	61,558	59,144
Ginnie Mae I Pool 4% 4/15/2043	5,372	5,182
Ginnie Mae I Pool 4% 4/15/2046	380,601	364,029
Ginnie Mae I Pool 4% 4/20/2048	47,764	45,221
Ginnie Mae I Pool 4% 4/20/2048	52,091	49,318
Ginnie Mae I Pool 4% 5/15/2040	29,487	28,404
Ginnie Mae I Pool 4% 5/15/2041	5,637	5,454
Ginnie Mae I Pool 4% 5/15/2041	1,998	1,924
Ginnie Mae I Pool 4% 5/15/2042	12,531	12,086
Ginnie Mae I Pool 4% 5/15/2043	11,756	11,283
Ginnie Mae I Pool 4% 5/15/2043	13,029	12,505
Ginnie Mae I Pool 4% 5/15/2045	51,779	49,444
Ginnie Mae I Pool 4% 5/20/2049	101,151	95,450
Ginnie Mae I Pool 4% 6/15/2041	13,840	13,327
Ginnie Mae I Pool 4% 6/15/2041	6,332	6,118
Ginnie Mae I Pool 4% 6/15/2041	7,625	7,334
Ginnie Mae I Pool 4% 6/15/2042	2,074	1,993
Ginnie Mae I Pool 4% 6/15/2042	14,434	13,867
Ginnie Mae I Pool 4% 6/15/2043	6,556	6,305
Ginnie Mae I Pool 4% 6/15/2043	12,519	12,025
Ginnie Mae I Pool 4% 6/15/2045	13,848	13,223
Ginnie Mae I Pool 4% 7/15/2039	22,800	21,988
Ginnie Mae I Pool 4% 7/15/2039	6,366	6,144
Ginnie Mae I Pool 4% 7/15/2041	10,309	9,943
Ginnie Mae I Pool 4% 7/15/2041	3,849	3,702
Ginnie Mae I Pool 4% 7/15/2041	2,680	2,580
Ginnie Mae I Pool 4% 7/15/2041	26,702	25,676
Ginnie Mae I Pool 4% 7/15/2041	4,269	4,107
Ginnie Mae I Pool 4% 7/15/2041	10,199	9,821
Ginnie Mae I Pool 4% 7/15/2041	4,386	4,333
Ginnie Mae I Pool 4% 7/15/2045	37,742	36,040
Ginnie Mae I Pool 4% 7/15/2046	25,712	24,480
Ginnie Mae I Pool 4% 7/15/2046	34,879	33,208
Ginnie Mae I Pool 4% 8/15/2039	10,223	9,867
Ginnie Mae I Pool 4% 8/15/2039	9,665	9,315
Ginnie Mae I Pool 4% 8/15/2039	15,393	14,848
Ginnie Mae I Pool 4% 8/15/2040	4,916	4,740
Ginnie Mae I Pool 4% 8/15/2041	15,426	14,857
Ginnie Mae I Pool 4% 8/15/2041	6,055	5,844
Ginnie Mae I Pool 4% 8/15/2041	9,570	9,224
Ginnie Mae I Pool 4% 8/15/2042	47,140	45,287
Ginnie Mae I Pool 4% 8/15/2042	11,148	10,737
Ginnie Mae I Pool 4% 8/15/2042	3,077	2,966
Ginnie Mae I Pool 4% 8/15/2043	3,896	3,737
Ginnie Mae I Pool 4% 8/15/2043	8,574	8,230
Ginnie Mae I Pool 4% 8/15/2043	4,170	4,008
Ginnie Mae I Pool 4% 8/15/2043	6,719	6,445
Ginnie Mae I Pool 4% 9/15/2039	11,916	11,513
Ginnie Mae I Pool 4% 9/15/2040	5,891	5,680
Ginnie Mae I Pool 4% 9/15/2041	56,983	54,852
Ginnie Mae I Pool 4% 9/15/2041	14,150	13,628
Ginnie Mae I Pool 4% 9/15/2041	14,170	13,658
Ginnie Mae I Pool 4% 9/15/2041	2,378	2,299
Ginnie Mae I Pool 4% 9/15/2041	5,440	5,235
Ginnie Mae I Pool 4% 9/15/2041	5,120	4,922
Ginnie Mae I Pool 4% 9/15/2041	3,811	3,672
Ginnie Mae I Pool 4% 9/15/2041	5,273	5,077
Ginnie Mae I Pool 4.5% 1/15/2041	2,043	2,009
Ginnie Mae I Pool 4.5% 10/15/2039	2,086	2,054
Ginnie Mae I Pool 4.5% 10/15/2039	3,894	3,832
Ginnie Mae I Pool 4.5% 10/15/2039	8,905	8,768
Ginnie Mae I Pool 4.5% 10/15/2039	5,443	5,360
Ginnie Mae I Pool 4.5% 10/15/2039	16,184	15,930
Ginnie Mae I Pool 4.5% 10/15/2040	4,630	4,554
Ginnie Mae I Pool 4.5% 11/15/2039	5,793	5,704
Ginnie Mae I Pool 4.5% 11/15/2039	1,422	1,400
Ginnie Mae I Pool 4.5% 11/15/2039	6,333	6,234
Ginnie Mae I Pool 4.5% 11/15/2039	17,796	17,517
Ginnie Mae I Pool 4.5% 11/15/2039	17,225	16,953
Ginnie Mae I Pool 4.5% 11/15/2039	6,215	6,119
Ginnie Mae I Pool 4.5% 11/15/2039	19,158	18,856
Ginnie Mae I Pool 4.5% 11/15/2039	9,726	9,573
Ginnie Mae I Pool 4.5% 11/15/2039	14,301	14,087
Ginnie Mae I Pool 4.5% 11/15/2039	2,319	2,283
Ginnie Mae I Pool 4.5% 11/15/2039	45,485	44,770
Ginnie Mae I Pool 4.5% 11/15/2039	26,732	26,322
Ginnie Mae I Pool 4.5% 11/15/2039	2,176	2,142
Ginnie Mae I Pool 4.5% 11/15/2039	2,918	2,871
Ginnie Mae I Pool 4.5% 12/15/2039	14,777	14,555
Ginnie Mae I Pool 4.5% 2/15/2040	2,512	2,473
Ginnie Mae I Pool 4.5% 2/15/2040	16,477	16,226
Ginnie Mae I Pool 4.5% 2/15/2040	14,111	13,889
Ginnie Mae I Pool 4.5% 2/15/2040	12,597	12,398
Ginnie Mae I Pool 4.5% 2/15/2040	10,822	10,658
Ginnie Mae I Pool 4.5% 2/15/2040	26,498	26,081
Ginnie Mae I Pool 4.5% 2/15/2040	34,014	33,482
Ginnie Mae I Pool 4.5% 2/15/2040	23,922	23,558
Ginnie Mae I Pool 4.5% 2/15/2040	721	709
Ginnie Mae I Pool 4.5% 2/15/2040	3,164	3,114
Ginnie Mae I Pool 4.5% 2/15/2040	35,833	35,234
Ginnie Mae I Pool 4.5% 2/15/2040	3,140	3,091
Ginnie Mae I Pool 4.5% 2/15/2040	1,419	1,398
Ginnie Mae I Pool 4.5% 2/15/2041	12,114	11,912
Ginnie Mae I Pool 4.5% 3/15/2040	80,922	79,660
Ginnie Mae I Pool 4.5% 3/15/2040	9,162	9,019
Ginnie Mae I Pool 4.5% 3/15/2040	7,035	6,925
Ginnie Mae I Pool 4.5% 3/15/2040	11,737	11,550
Ginnie Mae I Pool 4.5% 3/15/2041	1,403	1,380
Ginnie Mae I Pool 4.5% 3/15/2041	5,852	5,760
Ginnie Mae I Pool 4.5% 3/15/2041	192,143	188,922
Ginnie Mae I Pool 4.5% 3/15/2041	5,220	5,135
Ginnie Mae I Pool 4.5% 4/15/2040	27,820	27,380
Ginnie Mae I Pool 4.5% 4/15/2040	21,392	21,057
Ginnie Mae I Pool 4.5% 4/15/2040	4,947	4,863
Ginnie Mae I Pool 4.5% 4/15/2040	12,705	12,510
Ginnie Mae I Pool 4.5% 4/15/2040	4,821	4,740
Ginnie Mae I Pool 4.5% 4/15/2040	34,019	33,493
Ginnie Mae I Pool 4.5% 5/15/2039	6,822	6,718
Ginnie Mae I Pool 4.5% 5/15/2040	5,296	5,208
Ginnie Mae I Pool 4.5% 5/15/2040	43,642	42,957
Ginnie Mae I Pool 4.5% 5/15/2041	303	300
Ginnie Mae I Pool 4.5% 6/15/2039	22,506	22,168
Ginnie Mae I Pool 4.5% 6/15/2039	5,163	5,084
Ginnie Mae I Pool 4.5% 6/15/2039	21,469	21,138
Ginnie Mae I Pool 4.5% 6/15/2039	6,399	6,301
Ginnie Mae I Pool 4.5% 6/15/2039	4,581	4,511
Ginnie Mae I Pool 4.5% 6/15/2040	46,432	45,701
Ginnie Mae I Pool 4.5% 6/15/2040	22,442	22,092
Ginnie Mae I Pool 4.5% 6/15/2040	90,510	89,093
Ginnie Mae I Pool 4.5% 6/15/2040	19,339	19,034
Ginnie Mae I Pool 4.5% 6/15/2040	4,496	4,425
Ginnie Mae I Pool 4.5% 6/15/2040	18,656	18,363
Ginnie Mae I Pool 4.5% 6/15/2040	155,075	152,626
Ginnie Mae I Pool 4.5% 6/15/2040	22,753	22,397
Ginnie Mae I Pool 4.5% 6/15/2040	2,894	2,847
Ginnie Mae I Pool 4.5% 6/15/2041	291,615	286,813
Ginnie Mae I Pool 4.5% 7/15/2039	21,074	20,754
Ginnie Mae I Pool 4.5% 7/15/2039	2,737	2,694
Ginnie Mae I Pool 4.5% 7/15/2040	72,811	71,667
Ginnie Mae I Pool 4.5% 7/15/2040	45,570	44,861
Ginnie Mae I Pool 4.5% 7/15/2040	31,391	30,893
Ginnie Mae I Pool 4.5% 7/15/2040	58,633	57,714
Ginnie Mae I Pool 4.5% 7/15/2040	35,927	35,363
Ginnie Mae I Pool 4.5% 7/15/2040	2,842	2,797
Ginnie Mae I Pool 4.5% 7/15/2040	7,904	7,779
Ginnie Mae I Pool 4.5% 7/15/2040	3,710	3,650
Ginnie Mae I Pool 4.5% 7/15/2040	32,339	31,832
Ginnie Mae I Pool 4.5% 7/15/2040	901	887
Ginnie Mae I Pool 4.5% 8/15/2039	23,862	23,498
Ginnie Mae I Pool 4.5% 8/15/2039	95,955	94,487
Ginnie Mae I Pool 4.5% 8/15/2039	122,633	120,746
Ginnie Mae I Pool 4.5% 8/15/2039	3,724	3,666
Ginnie Mae I Pool 4.5% 8/15/2039	39,023	38,417
Ginnie Mae I Pool 4.5% 8/15/2039	188,838	185,932
Ginnie Mae I Pool 4.5% 8/15/2040	12,505	12,308
Ginnie Mae I Pool 4.5% 8/15/2040	2,230	2,195
Ginnie Mae I Pool 4.5% 8/15/2040	8,487	8,348
Ginnie Mae I Pool 4.5% 8/15/2040	19,278	18,948
Ginnie Mae I Pool 4.5% 8/15/2040	3,389	3,333
Ginnie Mae I Pool 4.5% 8/15/2040	2,369	2,332
Ginnie Mae I Pool 4.5% 8/15/2040	3,075	3,024
Ginnie Mae I Pool 4.5% 8/15/2041	9,200	9,057
Ginnie Mae I Pool 4.5% 9/15/2033	317	313
Ginnie Mae I Pool 4.5% 9/15/2039	34,942	34,402
Ginnie Mae I Pool 4.5% 9/15/2039	10,227	10,068
Ginnie Mae I Pool 4.5% 9/15/2039	12,437	12,247
Ginnie Mae I Pool 4.5% 9/15/2039	17,281	17,015
Ginnie Mae I Pool 4.5% 9/15/2040	7,447	7,325
Ginnie Mae I Pool 4.5% 9/15/2040	12,766	12,566
Ginnie Mae I Pool 5% 1/15/2034	2,112	2,114
Ginnie Mae I Pool 5% 1/15/2040	2,578	2,585
Ginnie Mae I Pool 5% 1/15/2040	3,076	3,082
Ginnie Mae I Pool 5% 10/15/2033	1,749	1,751
Ginnie Mae I Pool 5% 10/15/2033	964	965
Ginnie Mae I Pool 5% 10/15/2034	1,909	1,910
Ginnie Mae I Pool 5% 10/15/2039	6,121	6,136
Ginnie Mae I Pool 5% 10/15/2039	13,694	13,729
Ginnie Mae I Pool 5% 10/15/2039	6,028	6,043
Ginnie Mae I Pool 5% 10/15/2039	11,525	11,557
Ginnie Mae I Pool 5% 10/15/2039	9,037	9,060
Ginnie Mae I Pool 5% 11/15/2033	1,018	1,019
Ginnie Mae I Pool 5% 11/15/2039	13,665	13,703
Ginnie Mae I Pool 5% 11/15/2039	13,904	13,937
Ginnie Mae I Pool 5% 11/15/2039	8,496	8,519
Ginnie Mae I Pool 5% 11/15/2039	10,710	10,739
Ginnie Mae I Pool 5% 11/15/2039	2,298	2,303
Ginnie Mae I Pool 5% 11/15/2039	3,765	3,775
Ginnie Mae I Pool 5% 11/15/2040	11,048	11,078
Ginnie Mae I Pool 5% 11/15/2040	2,906	2,916
Ginnie Mae I Pool 5% 12/15/2032	453	454
Ginnie Mae I Pool 5% 12/15/2037	10,397	10,423
Ginnie Mae I Pool 5% 12/15/2039	8,331	8,356
Ginnie Mae I Pool 5% 12/15/2039	7,878	7,899
Ginnie Mae I Pool 5% 12/15/2039	11,808	11,841
Ginnie Mae I Pool 5% 2/15/2033	851	851
Ginnie Mae I Pool 5% 2/15/2039	2,716	2,723
Ginnie Mae I Pool 5% 2/15/2040	4,227	4,239
Ginnie Mae I Pool 5% 3/15/2033	496	496
Ginnie Mae I Pool 5% 3/15/2040	8,655	8,676
Ginnie Mae I Pool 5% 3/15/2041	3,307	3,316
Ginnie Mae I Pool 5% 3/15/2041	12,957	12,999
Ginnie Mae I Pool 5% 3/15/2041	10,675	10,704
Ginnie Mae I Pool 5% 4/15/2033	3,047	3,049
Ginnie Mae I Pool 5% 4/15/2039	3,364	3,372
Ginnie Mae I Pool 5% 4/15/2040	1,654	1,658
Ginnie Mae I Pool 5% 4/15/2040	91,654	91,904
Ginnie Mae I Pool 5% 4/15/2040	9,497	9,525
Ginnie Mae I Pool 5% 4/15/2040	3,986	3,997
Ginnie Mae I Pool 5% 4/15/2040	117,837	118,165
Ginnie Mae I Pool 5% 4/15/2040	2,237	2,244
Ginnie Mae I Pool 5% 4/15/2041	21,060	21,125
Ginnie Mae I Pool 5% 4/15/2041	2,593	2,602
Ginnie Mae I Pool 5% 4/15/2041	9,645	9,676
Ginnie Mae I Pool 5% 4/15/2041	4,676	4,689
Ginnie Mae I Pool 5% 4/20/2048	1,134,175	1,146,230
Ginnie Mae I Pool 5% 5/15/2038	4,578	4,591
Ginnie Mae I Pool 5% 5/15/2039	14,820	14,857
Ginnie Mae I Pool 5% 5/15/2039	29,781	29,855
Ginnie Mae I Pool 5% 5/15/2040	5,037	5,049
Ginnie Mae I Pool 5% 5/15/2040	8,364	8,388
Ginnie Mae I Pool 5% 5/15/2040	1,762	1,768
Ginnie Mae I Pool 5% 5/15/2040	4,838	4,851
Ginnie Mae I Pool 5% 6/15/2033	383	383
Ginnie Mae I Pool 5% 6/15/2039	4,625	4,637
Ginnie Mae I Pool 5% 6/15/2039	1,303	1,307
Ginnie Mae I Pool 5% 6/15/2040	272,393	273,150
Ginnie Mae I Pool 5% 6/15/2040	16,079	16,132
Ginnie Mae I Pool 5% 6/15/2040	10,135	10,169
Ginnie Mae I Pool 5% 6/15/2040	8,527	8,552
Ginnie Mae I Pool 5% 6/15/2040	5,089	5,105
Ginnie Mae I Pool 5% 6/15/2040	2,252	2,259
Ginnie Mae I Pool 5% 6/15/2041	2,736	2,745
Ginnie Mae I Pool 5% 6/15/2041	2,149	2,155
Ginnie Mae I Pool 5% 6/15/2041	19,930	19,990
Ginnie Mae I Pool 5% 7/15/2039	13,894	13,929
Ginnie Mae I Pool 5% 7/15/2039	26,950	27,018
Ginnie Mae I Pool 5% 7/15/2039	2,123	2,129
Ginnie Mae I Pool 5% 7/15/2040	9,817	9,847
Ginnie Mae I Pool 5% 7/15/2040	19,489	19,543
Ginnie Mae I Pool 5% 7/15/2040	3,704	3,715
Ginnie Mae I Pool 5% 7/15/2040	13,618	13,654
Ginnie Mae I Pool 5% 7/15/2040	7,503	7,524
Ginnie Mae I Pool 5% 7/15/2040	13,855	13,895
Ginnie Mae I Pool 5% 7/15/2040	7,509	7,531
Ginnie Mae I Pool 5% 7/15/2040	1,418	1,422
Ginnie Mae I Pool 5% 8/15/2033	831	831
Ginnie Mae I Pool 5% 8/15/2033	640	641
Ginnie Mae I Pool 5% 8/15/2039	4,588	4,601
Ginnie Mae I Pool 5% 8/15/2039	1,363	1,367
Ginnie Mae I Pool 5% 8/15/2039	2,947	2,955
Ginnie Mae I Pool 5% 8/15/2039	6,019	6,034
Ginnie Mae I Pool 5% 8/15/2039	4,424	4,436
Ginnie Mae I Pool 5% 8/15/2039	6,597	6,615
Ginnie Mae I Pool 5% 8/15/2039	11,143	11,172
Ginnie Mae I Pool 5% 8/15/2039	12,046	12,077
Ginnie Mae I Pool 5% 8/15/2039	1,811	1,816
Ginnie Mae I Pool 5% 8/15/2040	19,453	19,512
Ginnie Mae I Pool 5% 8/15/2040	18,643	18,697
Ginnie Mae I Pool 5% 8/15/2040	4,047	4,059
Ginnie Mae I Pool 5% 8/15/2040	21,428	21,491
Ginnie Mae I Pool 5% 8/15/2040	7,798	7,822
Ginnie Mae I Pool 5% 8/15/2041	1,570	1,574
Ginnie Mae I Pool 5% 9/15/2033	272	273
Ginnie Mae I Pool 5% 9/15/2033	411	410
Ginnie Mae I Pool 5% 9/15/2037	2,735	2,742
Ginnie Mae I Pool 5% 9/15/2039	4,709	4,722
Ginnie Mae I Pool 5% 9/15/2039	2,069	2,075
Ginnie Mae I Pool 5% 9/15/2039	18,175	18,224
Ginnie Mae I Pool 5% 9/15/2039	76,415	76,608
Ginnie Mae I Pool 5% 9/15/2039	6,775	6,795
Ginnie Mae I Pool 5% 9/15/2039	6,579	6,596
Ginnie Mae I Pool 5% 9/15/2039	8,807	8,831
Ginnie Mae I Pool 5% 9/15/2039	10,665	10,693
Ginnie Mae I Pool 5% 9/15/2039	5,105	5,118
Ginnie Mae I Pool 5% 9/15/2039	4,342	4,353
Ginnie Mae I Pool 5% 9/15/2039	3,000	3,008
Ginnie Mae I Pool 5% 9/15/2039	2,535	2,542
Ginnie Mae I Pool 5% 9/15/2039	2,408	2,415
Ginnie Mae I Pool 5% 9/15/2040	5,156	5,171
Ginnie Mae I Pool 5% 9/15/2040	14,932	14,974
Ginnie Mae I Pool 5% 9/15/2040	8,705	8,731
Ginnie Mae I Pool 5% 9/15/2040	9,591	9,623
Ginnie Mae I Pool 5% 9/15/2041	201,884	202,425
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(j)	1,233	1,195
Ginnie Mae I Pool 5.5% 1/15/2034	357	361
Ginnie Mae I Pool 5.5% 1/15/2039	11,965	12,156
Ginnie Mae I Pool 5.5% 10/15/2035	9,414	9,536
Ginnie Mae I Pool 5.5% 11/15/2033	590	596
Ginnie Mae I Pool 5.5% 12/15/2038	1,123	1,140
Ginnie Mae I Pool 5.5% 2/15/2034	63	63
Ginnie Mae I Pool 5.5% 2/15/2037	256	259
Ginnie Mae I Pool 5.5% 2/15/2038	910	924
Ginnie Mae I Pool 5.5% 3/15/2034	622	628
Ginnie Mae I Pool 5.5% 3/15/2034	1,730	1,749
Ginnie Mae I Pool 5.5% 3/15/2039	2,914	2,959
Ginnie Mae I Pool 5.5% 4/15/2034	473	478
Ginnie Mae I Pool 5.5% 4/15/2034	1,242	1,256
Ginnie Mae I Pool 5.5% 4/15/2034	692	698
Ginnie Mae I Pool 5.5% 5/15/2034	5,652	5,720
Ginnie Mae I Pool 5.5% 5/15/2034	418	423
Ginnie Mae I Pool 5.5% 5/15/2034	1,697	1,716
Ginnie Mae I Pool 5.5% 5/15/2034	1,108	1,120
Ginnie Mae I Pool 5.5% 5/15/2034	757	767
Ginnie Mae I Pool 5.5% 5/15/2034	506	511
Ginnie Mae I Pool 5.5% 5/15/2037	266	270
Ginnie Mae I Pool 5.5% 5/15/2039	11,118	11,293
Ginnie Mae I Pool 5.5% 6/15/2033	954	964
Ginnie Mae I Pool 5.5% 6/15/2039	833	841
Ginnie Mae I Pool 5.5% 6/15/2039	2,279	2,314
Ginnie Mae I Pool 5.5% 7/15/2033	1,560	1,577
Ginnie Mae I Pool 5.5% 7/15/2037	1,071	1,087
Ginnie Mae I Pool 5.5% 7/15/2037	314	319
Ginnie Mae I Pool 5.5% 7/15/2038	570	579
Ginnie Mae I Pool 5.5% 7/15/2038	2,182	2,206
Ginnie Mae I Pool 5.5% 7/15/2039	13,851	14,069
Ginnie Mae I Pool 5.5% 8/15/2033	4,313	4,362
Ginnie Mae I Pool 5.5% 9/15/2039	40,534	41,171
Ginnie Mae I Pool 5.5% 9/15/2039	59,989	60,939
Ginnie Mae I Pool 6% 10/15/2030	7,275	7,401
Ginnie Mae I Pool 6% 10/15/2039	2,737	2,836
Ginnie Mae I Pool 6% 11/15/2037	1,480	1,528
Ginnie Mae I Pool 6% 11/15/2039	7,700	7,982
Ginnie Mae I Pool 6% 11/15/2039	1,235	1,278
Ginnie Mae I Pool 6% 11/15/2039	2,462	2,546
Ginnie Mae I Pool 6% 11/15/2039	2,963	3,069
Ginnie Mae I Pool 6% 11/15/2039	1,160	1,199
Ginnie Mae I Pool 6% 11/15/2039	6,218	6,445
Ginnie Mae I Pool 6% 11/15/2039	2,130	2,190
Ginnie Mae I Pool 6% 12/15/2034	1,378	1,415
Ginnie Mae I Pool 6% 5/15/2040	163,666	169,130
Ginnie Mae I Pool 6% 6/15/2036	1,076,428	1,106,651
Ginnie Mae I Pool 6.5% 10/15/2034	1,715	1,765
Ginnie Mae I Pool 6.5% 10/15/2034	374	384
Ginnie Mae I Pool 6.5% 10/15/2034	2,805	2,880
Ginnie Mae I Pool 6.5% 10/15/2034	156	160
Ginnie Mae I Pool 6.5% 10/15/2034	7,299	7,513
Ginnie Mae I Pool 6.5% 10/15/2035	6,416	6,623
Ginnie Mae I Pool 6.5% 10/15/2036	2,723	2,808
Ginnie Mae I Pool 6.5% 11/15/2034	2,118	2,163
Ginnie Mae I Pool 6.5% 2/15/2035	2,049	2,110
Ginnie Mae I Pool 6.5% 3/15/2035	1,245	1,274
Ginnie Mae I Pool 6.5% 6/15/2037	4,624	4,773
Ginnie Mae I Pool 6.5% 7/15/2035	1,061	1,093
Ginnie Mae I Pool 6.5% 8/15/2034	9,339	9,595
Ginnie Mae I Pool 6.5% 8/15/2034	387	395
Ginnie Mae I Pool 6.5% 8/15/2036	1,477	1,530
Ginnie Mae I Pool 6.5% 9/15/2034	235	242
Ginnie Mae I Pool 6.5% 9/15/2034	2,735	2,811
Ginnie Mae I Pool 6.5% 9/15/2035	488	496
Ginnie Mae I Pool 7% 1/15/2026	10	10
Ginnie Mae I Pool 7% 1/15/2027	28	29
Ginnie Mae I Pool 7% 1/15/2028	162	163
Ginnie Mae I Pool 7% 1/15/2028	211	213
Ginnie Mae I Pool 7% 1/15/2028	107	108
Ginnie Mae I Pool 7% 1/15/2028	138	139
Ginnie Mae I Pool 7% 1/15/2028	12	12
Ginnie Mae I Pool 7% 1/15/2028	53	53
Ginnie Mae I Pool 7% 1/15/2028	51	51
Ginnie Mae I Pool 7% 1/15/2028	159	160
Ginnie Mae I Pool 7% 1/15/2028	67	68
Ginnie Mae I Pool 7% 1/15/2028	7	7
Ginnie Mae I Pool 7% 1/15/2028	657	661
Ginnie Mae I Pool 7% 1/15/2028	19	19
Ginnie Mae I Pool 7% 1/15/2028	204	206
Ginnie Mae I Pool 7% 1/15/2029	77	78
Ginnie Mae I Pool 7% 1/15/2029	155	157
Ginnie Mae I Pool 7% 1/15/2029	23	23
Ginnie Mae I Pool 7% 1/15/2029	285	289
Ginnie Mae I Pool 7% 1/15/2029	106	108
Ginnie Mae I Pool 7% 1/15/2029	496	505
Ginnie Mae I Pool 7% 1/15/2029	256	260
Ginnie Mae I Pool 7% 1/15/2029	195	199
Ginnie Mae I Pool 7% 1/15/2030	1,123	1,143
Ginnie Mae I Pool 7% 1/15/2030	114	116
Ginnie Mae I Pool 7% 1/15/2031	274	280
Ginnie Mae I Pool 7% 1/15/2031	1,515	1,551
Ginnie Mae I Pool 7% 1/15/2031	215	220
Ginnie Mae I Pool 7% 1/15/2032	1,296	1,328
Ginnie Mae I Pool 7% 10/15/2025	45	45
Ginnie Mae I Pool 7% 10/15/2026	136	137
Ginnie Mae I Pool 7% 10/15/2028	600	608
Ginnie Mae I Pool 7% 10/15/2028	24	24
Ginnie Mae I Pool 7% 10/15/2028	1,063	1,078
Ginnie Mae I Pool 7% 10/15/2028	52	52
Ginnie Mae I Pool 7% 10/15/2028	211	214
Ginnie Mae I Pool 7% 10/15/2028	196	198
Ginnie Mae I Pool 7% 10/15/2028	30	30
Ginnie Mae I Pool 7% 10/15/2028	27	27
Ginnie Mae I Pool 7% 10/15/2029	135	138
Ginnie Mae I Pool 7% 10/15/2029	566	577
Ginnie Mae I Pool 7% 10/15/2030	299	304
Ginnie Mae I Pool 7% 10/15/2031	659	668
Ginnie Mae I Pool 7% 10/15/2031	63	65
Ginnie Mae I Pool 7% 10/15/2031	351	360
Ginnie Mae I Pool 7% 10/15/2031	53	55
Ginnie Mae I Pool 7% 10/15/2031	450	460
Ginnie Mae I Pool 7% 10/15/2031	1,767	1,814
Ginnie Mae I Pool 7% 11/15/2027	20	20
Ginnie Mae I Pool 7% 11/15/2027	85	86
Ginnie Mae I Pool 7% 11/15/2027	56	57
Ginnie Mae I Pool 7% 11/15/2028	284	288
Ginnie Mae I Pool 7% 11/15/2028	915	930
Ginnie Mae I Pool 7% 11/15/2028	96	97
Ginnie Mae I Pool 7% 11/15/2029	940	959
Ginnie Mae I Pool 7% 11/15/2030	208	213
Ginnie Mae I Pool 7% 11/15/2031	1,113	1,135
Ginnie Mae I Pool 7% 11/15/2031	88	91
Ginnie Mae I Pool 7% 11/15/2031	567	581
Ginnie Mae I Pool 7% 11/15/2031	1,012	1,038
Ginnie Mae I Pool 7% 11/15/2031	695	713
Ginnie Mae I Pool 7% 11/15/2031	422	432
Ginnie Mae I Pool 7% 11/15/2032	276	283
Ginnie Mae I Pool 7% 12/15/2025	20	20
Ginnie Mae I Pool 7% 12/15/2025	132	132
Ginnie Mae I Pool 7% 12/15/2026	13	13
Ginnie Mae I Pool 7% 12/15/2027	36	36
Ginnie Mae I Pool 7% 12/15/2027	184	186
Ginnie Mae I Pool 7% 12/15/2027	247	250
Ginnie Mae I Pool 7% 12/15/2027	223	226
Ginnie Mae I Pool 7% 12/15/2027	793	802
Ginnie Mae I Pool 7% 12/15/2027	89	90
Ginnie Mae I Pool 7% 12/15/2027	235	238
Ginnie Mae I Pool 7% 12/15/2028	232	235
Ginnie Mae I Pool 7% 12/15/2028	17	17
Ginnie Mae I Pool 7% 12/15/2028	508	516
Ginnie Mae I Pool 7% 12/15/2028	17	17
Ginnie Mae I Pool 7% 12/15/2028	19	19
Ginnie Mae I Pool 7% 12/15/2028	403	410
Ginnie Mae I Pool 7% 12/15/2028	106	107
Ginnie Mae I Pool 7% 12/15/2028	156	158
Ginnie Mae I Pool 7% 12/15/2028	31	31
Ginnie Mae I Pool 7% 12/15/2028	74	75
Ginnie Mae I Pool 7% 12/15/2028	104	105
Ginnie Mae I Pool 7% 12/15/2030	83	85
Ginnie Mae I Pool 7% 12/15/2030	658	673
Ginnie Mae I Pool 7% 12/15/2031	960	986
Ginnie Mae I Pool 7% 12/15/2031	735	751
Ginnie Mae I Pool 7% 12/15/2031	2,392	2,452
Ginnie Mae I Pool 7% 12/15/2031	109	112
Ginnie Mae I Pool 7% 2/15/2026	18	18
Ginnie Mae I Pool 7% 2/15/2027	7	7
Ginnie Mae I Pool 7% 2/15/2028	39	39
Ginnie Mae I Pool 7% 2/15/2028	45	46
Ginnie Mae I Pool 7% 2/15/2028	129	130
Ginnie Mae I Pool 7% 2/15/2028	57	58
Ginnie Mae I Pool 7% 2/15/2028	227	229
Ginnie Mae I Pool 7% 2/15/2028	103	104
Ginnie Mae I Pool 7% 2/15/2028	135	137
Ginnie Mae I Pool 7% 2/15/2028	209	211
Ginnie Mae I Pool 7% 2/15/2028	132	133
Ginnie Mae I Pool 7% 2/15/2028	16	16
Ginnie Mae I Pool 7% 2/15/2028	62	63
Ginnie Mae I Pool 7% 2/15/2028	469	475
Ginnie Mae I Pool 7% 2/15/2028	654	661
Ginnie Mae I Pool 7% 2/15/2028	35	35
Ginnie Mae I Pool 7% 2/15/2028	56	57
Ginnie Mae I Pool 7% 2/15/2029	105	107
Ginnie Mae I Pool 7% 2/15/2029	108	109
Ginnie Mae I Pool 7% 2/15/2029	177	178
Ginnie Mae I Pool 7% 2/15/2030	484	494
Ginnie Mae I Pool 7% 2/15/2031	80	82
Ginnie Mae I Pool 7% 2/15/2032	2,631	2,702
Ginnie Mae I Pool 7% 2/15/2032	732	750
Ginnie Mae I Pool 7% 2/15/2032	1,972	2,000
Ginnie Mae I Pool 7% 2/15/2032	390	401
Ginnie Mae I Pool 7% 2/15/2032	256	259
Ginnie Mae I Pool 7% 2/15/2032	408	418
Ginnie Mae I Pool 7% 2/15/2032	724	742
Ginnie Mae I Pool 7% 2/15/2032	26	26
Ginnie Mae I Pool 7% 2/15/2032	57	58
Ginnie Mae I Pool 7% 2/15/2032	40	41
Ginnie Mae I Pool 7% 2/15/2032	252	259
Ginnie Mae I Pool 7% 3/15/2026	12	12
Ginnie Mae I Pool 7% 3/15/2028	72	73
Ginnie Mae I Pool 7% 3/15/2028	341	345
Ginnie Mae I Pool 7% 3/15/2028	101	102
Ginnie Mae I Pool 7% 3/15/2028	194	195
Ginnie Mae I Pool 7% 3/15/2028	77	78
Ginnie Mae I Pool 7% 3/15/2028	708	717
Ginnie Mae I Pool 7% 3/15/2028	40	40
Ginnie Mae I Pool 7% 3/15/2028	418	423
Ginnie Mae I Pool 7% 3/15/2028	166	167
Ginnie Mae I Pool 7% 3/15/2029	307	312
Ginnie Mae I Pool 7% 3/15/2029	501	509
Ginnie Mae I Pool 7% 3/15/2029	81	82
Ginnie Mae I Pool 7% 3/15/2029	142	144
Ginnie Mae I Pool 7% 3/15/2029	59	60
Ginnie Mae I Pool 7% 3/15/2029	80	80
Ginnie Mae I Pool 7% 3/15/2031	99	101
Ginnie Mae I Pool 7% 3/15/2031	66	67
Ginnie Mae I Pool 7% 3/15/2031	137	141
Ginnie Mae I Pool 7% 3/15/2031	172	176
Ginnie Mae I Pool 7% 3/15/2031	87	89
Ginnie Mae I Pool 7% 3/15/2032	833	854
Ginnie Mae I Pool 7% 3/15/2032	35	36
Ginnie Mae I Pool 7% 3/15/2032	85	87
Ginnie Mae I Pool 7% 3/15/2032	275	283
Ginnie Mae I Pool 7% 3/15/2032	128	131
Ginnie Mae I Pool 7% 3/15/2032	447	459
Ginnie Mae I Pool 7% 3/15/2032	265	270
Ginnie Mae I Pool 7% 3/15/2032	134	138
Ginnie Mae I Pool 7% 3/15/2032	831	854
Ginnie Mae I Pool 7% 4/15/2028	222	225
Ginnie Mae I Pool 7% 4/15/2028	76	76
Ginnie Mae I Pool 7% 4/15/2028	27	27
Ginnie Mae I Pool 7% 4/15/2028	80	81
Ginnie Mae I Pool 7% 4/15/2028	176	178
Ginnie Mae I Pool 7% 4/15/2028	50	51
Ginnie Mae I Pool 7% 4/15/2028	137	139
Ginnie Mae I Pool 7% 4/15/2028	53	53
Ginnie Mae I Pool 7% 4/15/2028	194	196
Ginnie Mae I Pool 7% 4/15/2028	39	39
Ginnie Mae I Pool 7% 4/15/2028	24	24
Ginnie Mae I Pool 7% 4/15/2028	32	33
Ginnie Mae I Pool 7% 4/15/2028	100	101
Ginnie Mae I Pool 7% 4/15/2028	28	28
Ginnie Mae I Pool 7% 4/15/2028	84	85
Ginnie Mae I Pool 7% 4/15/2029	490	498
Ginnie Mae I Pool 7% 4/15/2029	77	78
Ginnie Mae I Pool 7% 4/15/2029	57	58
Ginnie Mae I Pool 7% 4/15/2030	423	432
Ginnie Mae I Pool 7% 4/15/2031	124	127
Ginnie Mae I Pool 7% 4/15/2031	504	517
Ginnie Mae I Pool 7% 4/15/2031	2,261	2,314
Ginnie Mae I Pool 7% 4/15/2031	159	163
Ginnie Mae I Pool 7% 4/15/2031	292	299
Ginnie Mae I Pool 7% 4/15/2032	219	224
Ginnie Mae I Pool 7% 4/15/2032	324	333
Ginnie Mae I Pool 7% 4/15/2032	2,212	2,273
Ginnie Mae I Pool 7% 4/15/2032	1,138	1,170
Ginnie Mae I Pool 7% 4/15/2032	683	701
Ginnie Mae I Pool 7% 4/15/2032	584	600
Ginnie Mae I Pool 7% 4/15/2032	312	320
Ginnie Mae I Pool 7% 4/15/2032	358	367
Ginnie Mae I Pool 7% 4/15/2032	562	575
Ginnie Mae I Pool 7% 4/15/2032	86	86
Ginnie Mae I Pool 7% 4/15/2032	277	284
Ginnie Mae I Pool 7% 4/15/2032	160	163
Ginnie Mae I Pool 7% 4/20/2032	14,608	15,087
Ginnie Mae I Pool 7% 5/15/2027	21	21
Ginnie Mae I Pool 7% 5/15/2028	76	77
Ginnie Mae I Pool 7% 5/15/2028	79	80
Ginnie Mae I Pool 7% 5/15/2028	22	23
Ginnie Mae I Pool 7% 5/15/2028	105	106
Ginnie Mae I Pool 7% 5/15/2028	100	101
Ginnie Mae I Pool 7% 5/15/2028	78	79
Ginnie Mae I Pool 7% 5/15/2028	626	631
Ginnie Mae I Pool 7% 5/15/2029	216	220
Ginnie Mae I Pool 7% 5/15/2030	440	447
Ginnie Mae I Pool 7% 5/15/2031	357	365
Ginnie Mae I Pool 7% 5/15/2031	255	261
Ginnie Mae I Pool 7% 5/15/2031	543	557
Ginnie Mae I Pool 7% 5/15/2031	265	269
Ginnie Mae I Pool 7% 5/15/2032	222	228
Ginnie Mae I Pool 7% 5/15/2032	22	23
Ginnie Mae I Pool 7% 5/15/2032	18	18
Ginnie Mae I Pool 7% 5/15/2032	805	828
Ginnie Mae I Pool 7% 5/15/2032	583	596
Ginnie Mae I Pool 7% 5/15/2032	340	349
Ginnie Mae I Pool 7% 5/15/2032	97	99
Ginnie Mae I Pool 7% 5/15/2032	312	321
Ginnie Mae I Pool 7% 5/15/2032	362	370
Ginnie Mae I Pool 7% 5/15/2032	161	165
Ginnie Mae I Pool 7% 5/15/2032	132	136
Ginnie Mae I Pool 7% 5/15/2032	359	364
Ginnie Mae I Pool 7% 5/15/2032	1,491	1,533
Ginnie Mae I Pool 7% 5/15/2032	407	416
Ginnie Mae I Pool 7% 5/15/2032	65	67
Ginnie Mae I Pool 7% 5/15/2032	1,424	1,458
Ginnie Mae I Pool 7% 5/15/2032	664	679
Ginnie Mae I Pool 7% 5/15/2032	153	157
Ginnie Mae I Pool 7% 5/15/2032	228	234
Ginnie Mae I Pool 7% 6/15/2028	68	69
Ginnie Mae I Pool 7% 6/15/2028	191	193
Ginnie Mae I Pool 7% 6/15/2028	5	5
Ginnie Mae I Pool 7% 6/15/2028	311	315
Ginnie Mae I Pool 7% 6/15/2028	140	142
Ginnie Mae I Pool 7% 6/15/2028	60	61
Ginnie Mae I Pool 7% 6/15/2028	111	112
Ginnie Mae I Pool 7% 6/15/2028	44	45
Ginnie Mae I Pool 7% 6/15/2028	38	38
Ginnie Mae I Pool 7% 6/15/2028	42	43
Ginnie Mae I Pool 7% 6/15/2028	252	256
Ginnie Mae I Pool 7% 6/15/2028	103	105
Ginnie Mae I Pool 7% 6/15/2028	238	241
Ginnie Mae I Pool 7% 6/15/2028	179	181
Ginnie Mae I Pool 7% 6/15/2028	85	87
Ginnie Mae I Pool 7% 6/15/2028	249	253
Ginnie Mae I Pool 7% 6/15/2028	47	47
Ginnie Mae I Pool 7% 6/15/2028	56	57
Ginnie Mae I Pool 7% 6/15/2029	463	472
Ginnie Mae I Pool 7% 6/15/2029	100	102
Ginnie Mae I Pool 7% 6/15/2029	272	277
Ginnie Mae I Pool 7% 6/15/2029	103	105
Ginnie Mae I Pool 7% 6/15/2029	189	193
Ginnie Mae I Pool 7% 6/15/2030	507	511
Ginnie Mae I Pool 7% 6/15/2031	30	30
Ginnie Mae I Pool 7% 6/15/2031	889	911
Ginnie Mae I Pool 7% 6/15/2031	687	704
Ginnie Mae I Pool 7% 6/15/2031	40	40
Ginnie Mae I Pool 7% 6/15/2031	356	357
Ginnie Mae I Pool 7% 6/15/2031	2,285	2,335
Ginnie Mae I Pool 7% 6/15/2032	181	185
Ginnie Mae I Pool 7% 6/15/2032	132	135
Ginnie Mae I Pool 7% 6/15/2032	161	165
Ginnie Mae I Pool 7% 6/15/2032	480	491
Ginnie Mae I Pool 7% 6/15/2032	44	45
Ginnie Mae I Pool 7% 6/15/2032	999	1,025
Ginnie Mae I Pool 7% 6/15/2032	443	455
Ginnie Mae I Pool 7% 6/15/2032	193	198
Ginnie Mae I Pool 7% 6/15/2032	105	108
Ginnie Mae I Pool 7% 6/15/2032	676	691
Ginnie Mae I Pool 7% 6/15/2032	1,122	1,149
Ginnie Mae I Pool 7% 7/15/2028	99	101
Ginnie Mae I Pool 7% 7/15/2028	15	15
Ginnie Mae I Pool 7% 7/15/2028	315	319
Ginnie Mae I Pool 7% 7/15/2028	223	226
Ginnie Mae I Pool 7% 7/15/2028	172	174
Ginnie Mae I Pool 7% 7/15/2028	93	94
Ginnie Mae I Pool 7% 7/15/2028	49	49
Ginnie Mae I Pool 7% 7/15/2028	1,150	1,165
Ginnie Mae I Pool 7% 7/15/2028	149	151
Ginnie Mae I Pool 7% 7/15/2028	122	123
Ginnie Mae I Pool 7% 7/15/2028	71	72
Ginnie Mae I Pool 7% 7/15/2028	83	84
Ginnie Mae I Pool 7% 7/15/2028	281	284
Ginnie Mae I Pool 7% 7/15/2028	15	16
Ginnie Mae I Pool 7% 7/15/2028	54	54
Ginnie Mae I Pool 7% 7/15/2028	735	743
Ginnie Mae I Pool 7% 7/15/2028	79	80
Ginnie Mae I Pool 7% 7/15/2029	383	389
Ginnie Mae I Pool 7% 7/15/2029	223	227
Ginnie Mae I Pool 7% 7/15/2029	463	471
Ginnie Mae I Pool 7% 7/15/2029	28	29
Ginnie Mae I Pool 7% 7/15/2031	303	309
Ginnie Mae I Pool 7% 7/15/2031	850	871
Ginnie Mae I Pool 7% 7/15/2031	1,559	1,599
Ginnie Mae I Pool 7% 7/15/2031	742	759
Ginnie Mae I Pool 7% 7/15/2031	301	308
Ginnie Mae I Pool 7% 7/15/2031	14	14
Ginnie Mae I Pool 7% 7/15/2031	34	35
Ginnie Mae I Pool 7% 7/15/2032	152	156
Ginnie Mae I Pool 7% 7/15/2032	715	732
Ginnie Mae I Pool 7% 7/15/2032	1,173	1,201
Ginnie Mae I Pool 7% 7/15/2032	64	66
Ginnie Mae I Pool 7% 7/15/2032	325	334
Ginnie Mae I Pool 7% 7/15/2032	86	88
Ginnie Mae I Pool 7% 7/15/2032	480	491
Ginnie Mae I Pool 7% 7/15/2032	381	389
Ginnie Mae I Pool 7% 7/15/2032	553	569
Ginnie Mae I Pool 7% 8/15/2025	2	1
Ginnie Mae I Pool 7% 8/15/2025	20	20
Ginnie Mae I Pool 7% 8/15/2025	8	8
Ginnie Mae I Pool 7% 8/15/2025	24	24
Ginnie Mae I Pool 7% 8/15/2028	70	71
Ginnie Mae I Pool 7% 8/15/2029	230	234
Ginnie Mae I Pool 7% 8/15/2029	50	50
Ginnie Mae I Pool 7% 8/15/2029	28	29
Ginnie Mae I Pool 7% 8/15/2029	7	7
Ginnie Mae I Pool 7% 8/15/2029	79	80
Ginnie Mae I Pool 7% 8/15/2031	113	116
Ginnie Mae I Pool 7% 8/15/2031	162	166
Ginnie Mae I Pool 7% 8/15/2031	117	119
Ginnie Mae I Pool 7% 8/15/2031	224	229
Ginnie Mae I Pool 7% 8/15/2031	2,170	2,226
Ginnie Mae I Pool 7% 8/15/2031	1,329	1,363
Ginnie Mae I Pool 7% 8/15/2031	300	307
Ginnie Mae I Pool 7% 8/15/2031	728	744
Ginnie Mae I Pool 7% 8/15/2031	380	390
Ginnie Mae I Pool 7% 8/15/2032	140	144
Ginnie Mae I Pool 7% 8/15/2032	297	305
Ginnie Mae I Pool 7% 8/15/2032	285	291
Ginnie Mae I Pool 7% 8/15/2032	666	685
Ginnie Mae I Pool 7% 8/15/2032	323	332
Ginnie Mae I Pool 7% 8/15/2032	95	96
Ginnie Mae I Pool 7% 8/15/2032	306	313
Ginnie Mae I Pool 7% 9/15/2025	13	13
Ginnie Mae I Pool 7% 9/15/2027	42	42
Ginnie Mae I Pool 7% 9/15/2028	269	272
Ginnie Mae I Pool 7% 9/15/2028	198	201
Ginnie Mae I Pool 7% 9/15/2028	43	44
Ginnie Mae I Pool 7% 9/15/2028	78	79
Ginnie Mae I Pool 7% 9/15/2028	182	184
Ginnie Mae I Pool 7% 9/15/2028	330	335
Ginnie Mae I Pool 7% 9/15/2028	48	49
Ginnie Mae I Pool 7% 9/15/2028	51	52
Ginnie Mae I Pool 7% 9/15/2029	90	92
Ginnie Mae I Pool 7% 9/15/2029	14	14
Ginnie Mae I Pool 7% 9/15/2030	55	55
Ginnie Mae I Pool 7% 9/15/2031	1,265	1,297
Ginnie Mae I Pool 7% 9/15/2031	39	40
Ginnie Mae I Pool 7% 9/15/2031	548	562
Ginnie Mae I Pool 7% 9/15/2031	359	368
Ginnie Mae I Pool 7% 9/15/2031	93	95
Ginnie Mae I Pool 7% 9/15/2031	386	395
Ginnie Mae I Pool 7% 9/15/2031	240	245
Ginnie Mae I Pool 7% 9/15/2031	1,528	1,568
Ginnie Mae I Pool 7% 9/15/2031	59	61
Ginnie Mae I Pool 7% 9/15/2031	56	57
Ginnie Mae I Pool 7.5% 1/15/2026	8	8
Ginnie Mae I Pool 7.5% 1/15/2026	62	62
Ginnie Mae I Pool 7.5% 1/15/2026	17	17
Ginnie Mae I Pool 7.5% 1/15/2027	34	35
Ginnie Mae I Pool 7.5% 1/15/2028	281	285
Ginnie Mae I Pool 7.5% 1/15/2031	50	51
Ginnie Mae I Pool 7.5% 1/15/2031	97	100
Ginnie Mae I Pool 7.5% 10/15/2025	14	14
Ginnie Mae I Pool 7.5% 10/15/2025	5	5
Ginnie Mae I Pool 7.5% 10/15/2027	51	52
Ginnie Mae I Pool 7.5% 10/15/2027	155	158
Ginnie Mae I Pool 7.5% 10/15/2027	921	940
Ginnie Mae I Pool 7.5% 10/15/2027	76	77
Ginnie Mae I Pool 7.5% 10/15/2027	332	338
Ginnie Mae I Pool 7.5% 10/15/2027	48	49
Ginnie Mae I Pool 7.5% 10/15/2027	740	754
Ginnie Mae I Pool 7.5% 10/15/2027	206	208
Ginnie Mae I Pool 7.5% 10/15/2027	311	317
Ginnie Mae I Pool 7.5% 10/15/2027	82	83
Ginnie Mae I Pool 7.5% 10/15/2027	889	906
Ginnie Mae I Pool 7.5% 10/15/2027	180	183
Ginnie Mae I Pool 7.5% 10/15/2027	581	590
Ginnie Mae I Pool 7.5% 11/15/2025	99	100
Ginnie Mae I Pool 7.5% 11/15/2025	134	135
Ginnie Mae I Pool 7.5% 11/15/2025	24	24
Ginnie Mae I Pool 7.5% 11/15/2025	28	28
Ginnie Mae I Pool 7.5% 11/15/2025	35	35
Ginnie Mae I Pool 7.5% 11/15/2025	9	9
Ginnie Mae I Pool 7.5% 11/15/2025	69	69
Ginnie Mae I Pool 7.5% 11/15/2025	287	287
Ginnie Mae I Pool 7.5% 11/15/2025	41	41
Ginnie Mae I Pool 7.5% 11/15/2025	12	12
Ginnie Mae I Pool 7.5% 11/15/2025	39	39
Ginnie Mae I Pool 7.5% 11/15/2025	37	37
Ginnie Mae I Pool 7.5% 11/15/2027	74	75
Ginnie Mae I Pool 7.5% 11/15/2027	102	104
Ginnie Mae I Pool 7.5% 11/15/2027	83	84
Ginnie Mae I Pool 7.5% 11/15/2027	38	38
Ginnie Mae I Pool 7.5% 11/15/2029	14	14
Ginnie Mae I Pool 7.5% 12/15/2027	126	126
Ginnie Mae I Pool 7.5% 12/15/2027	28	29
Ginnie Mae I Pool 7.5% 12/15/2027	140	142
Ginnie Mae I Pool 7.5% 12/15/2027	12	13
Ginnie Mae I Pool 7.5% 12/15/2027	173	176
Ginnie Mae I Pool 7.5% 12/15/2027	33	33
Ginnie Mae I Pool 7.5% 12/15/2027	252	257
Ginnie Mae I Pool 7.5% 12/15/2027	42	42
Ginnie Mae I Pool 7.5% 12/15/2027	299	305
Ginnie Mae I Pool 7.5% 12/15/2027	299	305
Ginnie Mae I Pool 7.5% 12/15/2027	43	44
Ginnie Mae I Pool 7.5% 2/15/2026	34	34
Ginnie Mae I Pool 7.5% 2/15/2027	65	66
Ginnie Mae I Pool 7.5% 2/15/2027	238	241
Ginnie Mae I Pool 7.5% 3/15/2026	19	19
Ginnie Mae I Pool 7.5% 3/15/2026	41	41
Ginnie Mae I Pool 7.5% 3/15/2027	152	154
Ginnie Mae I Pool 7.5% 3/15/2028	4,356	4,447
Ginnie Mae I Pool 7.5% 3/15/2028	283	289
Ginnie Mae I Pool 7.5% 3/15/2031	986	1,026
Ginnie Mae I Pool 7.5% 4/15/2026	25	25
Ginnie Mae I Pool 7.5% 4/15/2027	128	130
Ginnie Mae I Pool 7.5% 4/15/2027	55	56
Ginnie Mae I Pool 7.5% 4/15/2027	105	106
Ginnie Mae I Pool 7.5% 4/15/2027	112	113
Ginnie Mae I Pool 7.5% 4/15/2027	16	16
Ginnie Mae I Pool 7.5% 4/15/2027	10	10
Ginnie Mae I Pool 7.5% 4/15/2027	78	80
Ginnie Mae I Pool 7.5% 4/15/2027	78	79
Ginnie Mae I Pool 7.5% 4/15/2027	195	197
Ginnie Mae I Pool 7.5% 4/15/2028	4	4
Ginnie Mae I Pool 7.5% 5/15/2027	97	98
Ginnie Mae I Pool 7.5% 5/15/2027	7	7
Ginnie Mae I Pool 7.5% 5/15/2027	170	173
Ginnie Mae I Pool 7.5% 5/15/2027	77	78
Ginnie Mae I Pool 7.5% 5/15/2027	130	132
Ginnie Mae I Pool 7.5% 5/15/2029	57	59
Ginnie Mae I Pool 7.5% 6/15/2027	211	214
Ginnie Mae I Pool 7.5% 6/15/2027	48	48
Ginnie Mae I Pool 7.5% 6/15/2027	20	21
Ginnie Mae I Pool 7.5% 6/15/2027	147	150
Ginnie Mae I Pool 7.5% 6/15/2027	88	89
Ginnie Mae I Pool 7.5% 6/15/2027	60	61
Ginnie Mae I Pool 7.5% 6/15/2027	84	85
Ginnie Mae I Pool 7.5% 6/15/2027	59	60
Ginnie Mae I Pool 7.5% 6/15/2027	350	355
Ginnie Mae I Pool 7.5% 6/15/2029	69	69
Ginnie Mae I Pool 7.5% 6/15/2029	142	142
Ginnie Mae I Pool 7.5% 7/15/2027	567	578
Ginnie Mae I Pool 7.5% 7/15/2027	38	39
Ginnie Mae I Pool 7.5% 7/15/2027	182	185
Ginnie Mae I Pool 7.5% 7/15/2027	437	442
Ginnie Mae I Pool 7.5% 7/15/2027	202	206
Ginnie Mae I Pool 7.5% 7/15/2027	37	37
Ginnie Mae I Pool 7.5% 7/15/2027	220	223
Ginnie Mae I Pool 7.5% 7/15/2027	103	104
Ginnie Mae I Pool 7.5% 7/15/2027	37	37
Ginnie Mae I Pool 7.5% 7/15/2027	267	271
Ginnie Mae I Pool 7.5% 7/15/2028	673	690
Ginnie Mae I Pool 7.5% 7/15/2029	125	128
Ginnie Mae I Pool 7.5% 8/15/2025	2	1
Ginnie Mae I Pool 7.5% 8/15/2027	81	82
Ginnie Mae I Pool 7.5% 8/15/2027	152	155
Ginnie Mae I Pool 7.5% 8/15/2027	58	59
Ginnie Mae I Pool 7.5% 8/15/2027	313	318
Ginnie Mae I Pool 7.5% 8/15/2027	21	21
Ginnie Mae I Pool 7.5% 8/15/2027	28	28
Ginnie Mae I Pool 7.5% 8/15/2027	397	404
Ginnie Mae I Pool 7.5% 8/15/2027	45	45
Ginnie Mae I Pool 7.5% 8/15/2027	25	26
Ginnie Mae I Pool 7.5% 8/15/2027	111	113
Ginnie Mae I Pool 7.5% 8/15/2028	117	120
Ginnie Mae I Pool 7.5% 8/15/2028	116	118
Ginnie Mae I Pool 7.5% 8/15/2028	477	490
Ginnie Mae I Pool 7.5% 8/15/2028	389	400
Ginnie Mae I Pool 7.5% 8/15/2028	67	68
Ginnie Mae I Pool 7.5% 8/15/2029	92	95
Ginnie Mae I Pool 7.5% 9/15/2025	6	6
Ginnie Mae I Pool 7.5% 9/15/2025	74	75
Ginnie Mae I Pool 7.5% 9/15/2025	22	22
Ginnie Mae I Pool 7.5% 9/15/2025	37	37
Ginnie Mae I Pool 7.5% 9/15/2025	1	0
Ginnie Mae I Pool 7.5% 9/15/2027	62	63
Ginnie Mae I Pool 7.5% 9/15/2027	46	47
Ginnie Mae I Pool 7.5% 9/15/2027	707	720
Ginnie Mae I Pool 7.5% 9/15/2027	86	87
Ginnie Mae I Pool 7.5% 9/15/2027	5	5
Ginnie Mae I Pool 7.5% 9/15/2027	73	73
Ginnie Mae I Pool 7.5% 9/15/2028	310	316
Ginnie Mae I Pool 7.5% 9/15/2028	397	407
Ginnie Mae I Pool 7.5% 9/15/2031	59	62
Ginnie Mae I Pool 7.5% 9/15/2031	1,794	1,856
Ginnie Mae I Pool 8% 1/15/2028	497	505
Ginnie Mae I Pool 8% 10/15/2029	221	227
Ginnie Mae I Pool 8% 11/15/2027	78	80
Ginnie Mae I Pool 8% 12/15/2027	718	729
Ginnie Mae I Pool 8% 12/15/2027	103	103
Ginnie Mae I Pool 8% 12/15/2027	99	100
Ginnie Mae I Pool 8% 12/15/2027	137	139
Ginnie Mae I Pool 8% 12/15/2027	259	264
Ginnie Mae I Pool 8% 12/15/2027	107	108
Ginnie Mae I Pool 8% 4/15/2026	189	190
Ginnie Mae I Pool 8% 6/15/2025	13	13
Ginnie Mae I Pool 8% 6/15/2025	2	1
Ginnie Mae I Pool 8% 6/15/2025	4	3
Ginnie Mae I Pool 8% 6/15/2025	4	3
Ginnie Mae I Pool 8% 6/15/2025	4	3
Ginnie Mae I Pool 8% 6/15/2025	7	7
Ginnie Mae I Pool 8% 7/15/2025	25	25
Ginnie Mae I Pool 8% 7/15/2025	9	9
Ginnie Mae I Pool 8% 7/15/2027	81	82
Ginnie Mae I Pool 8% 8/15/2025	99	99
Ginnie Mae I Pool 8% 8/15/2025	14	14
Ginnie Mae I Pool 8% 8/15/2025	44	44
Ginnie Mae I Pool 8% 8/15/2025	10	11
Ginnie Mae I Pool 8% 8/15/2027	34	34
Ginnie Mae I Pool 8% 8/15/2027	46	47
Ginnie Mae I Pool 8% 9/15/2025	6	6
Ginnie Mae I Pool 8% 9/15/2026	38	38
Ginnie Mae I Pool 8% 9/15/2029	81	83
Ginnie Mae I Pool 8.5% 1/15/2031	1,028	1,063
Ginnie Mae I Pool 8.5% 10/15/2029	18	19
Ginnie Mae I Pool 8.5% 11/15/2027	43	44
Ginnie Mae I Pool 8.5% 12/15/2029	127	130
Ginnie Mae I Pool 8.5% 7/15/2030	130	134
Ginnie Mae I Pool 8.5% 8/15/2029	76	77
Ginnie Mae II Pool 2% 1/1/2055 (e)	62,375,000	51,332,679
Ginnie Mae II Pool 2% 1/20/2051	474,384	390,752
Ginnie Mae II Pool 2% 1/20/2052	3,760,825	3,092,515
Ginnie Mae II Pool 2% 10/20/2050	18,505,699	15,234,530
Ginnie Mae II Pool 2% 11/20/2050	1,338,882	1,102,214
Ginnie Mae II Pool 2% 12/1/2054 (e)	99,350,000	81,684,328
Ginnie Mae II Pool 2% 12/20/2050	6,471,489	5,326,541
Ginnie Mae II Pool 2% 2/20/2051	574,776	473,086
Ginnie Mae II Pool 2% 2/20/2052	1,105,150	908,761
Ginnie Mae II Pool 2% 4/20/2051	510,345	419,735
Ginnie Mae II Pool 2.5% 12/1/2054 (e)	47,400,000	40,527,000
Ginnie Mae II Pool 2.5% 12/20/2051	192,569	164,744
Ginnie Mae II Pool 2.5% 2/20/2052	11,448,795	9,790,955
Ginnie Mae II Pool 2.5% 5/20/2052	11,397,486	9,748,856
Ginnie Mae II Pool 2.5% 7/20/2051	1,829,789	1,565,684
Ginnie Mae II Pool 3% 1/1/2055 (e)	39,150,000	34,728,802
Ginnie Mae II Pool 3% 1/20/2043	1,055,633	957,161
Ginnie Mae II Pool 3% 10/20/2042	5,835	5,295
Ginnie Mae II Pool 3% 10/20/2043	85,591	77,418
Ginnie Mae II Pool 3% 12/1/2054 (e)	71,650,000	63,522,203
Ginnie Mae II Pool 3% 12/20/2042	92,307	83,717
Ginnie Mae II Pool 3% 8/20/2042	16,765	15,217
Ginnie Mae II Pool 3% 9/20/2043	8,373	7,571
Ginnie Mae II Pool 3.5% 1/1/2055 (e)	17,150,000	15,685,551
Ginnie Mae II Pool 3.5% 1/20/2042	10,801	10,105
Ginnie Mae II Pool 3.5% 1/20/2044	16,217	15,095
Ginnie Mae II Pool 3.5% 10/20/2040	5,569	5,221
Ginnie Mae II Pool 3.5% 10/20/2041	9,302	8,703
Ginnie Mae II Pool 3.5% 10/20/2043	5,461	5,087
Ginnie Mae II Pool 3.5% 11/20/2041	438,685	410,506
Ginnie Mae II Pool 3.5% 11/20/2043	8,275	7,706
Ginnie Mae II Pool 3.5% 11/20/2054	4,424,806	4,044,132
Ginnie Mae II Pool 3.5% 12/1/2054 (e)	31,525,000	28,818,282
Ginnie Mae II Pool 3.5% 12/20/2040	2,972	2,788
Ginnie Mae II Pool 3.5% 12/20/2041	188,272	176,180
Ginnie Mae II Pool 3.5% 2/20/2043	84,761	79,085
Ginnie Mae II Pool 3.5% 2/20/2044	4,660	4,337
Ginnie Mae II Pool 3.5% 3/20/2043	104,458	97,464
Ginnie Mae II Pool 3.5% 3/20/2044	15,883	14,781
Ginnie Mae II Pool 3.5% 4/20/2043	113,597	105,973
Ginnie Mae II Pool 3.5% 4/20/2044	5,938	5,523
Ginnie Mae II Pool 3.5% 5/20/2043	1,079,894	1,002,748
Ginnie Mae II Pool 3.5% 5/20/2046	14,789	13,720
Ginnie Mae II Pool 3.5% 5/20/2046	50,188	46,560
Ginnie Mae II Pool 3.5% 6/20/2043	211,952	197,650
Ginnie Mae II Pool 3.5% 7/20/2043	7,006	6,528
Ginnie Mae II Pool 3.5% 8/20/2043	7,742	7,215
Ginnie Mae II Pool 3.5% 9/20/2040	13,418	12,575
Ginnie Mae II Pool 3.5% 9/20/2043	1,256,498	1,170,717
Ginnie Mae II Pool 4% 1/20/2041	7,893	7,568
Ginnie Mae II Pool 4% 1/20/2042	56,516	54,120
Ginnie Mae II Pool 4% 10/20/2040	61,040	58,535
Ginnie Mae II Pool 4% 10/20/2041	1,019,130	976,128
Ginnie Mae II Pool 4% 11/20/2040	765,989	734,488
Ginnie Mae II Pool 4% 11/20/2041	33,780	32,352
Ginnie Mae II Pool 4% 2/20/2041	16,422	15,744
Ginnie Mae II Pool 4% 3/20/2041	63,785	61,150
Ginnie Mae II Pool 4% 4/20/2042	202,953	194,278
Ginnie Mae II Pool 4% 4/20/2043	2,784	2,664
Ginnie Mae II Pool 4% 6/20/2042	4,778	4,572
Ginnie Mae II Pool 4% 8/20/2041	8,092	7,752
Ginnie Mae II Pool 4% 8/20/2043	74,646	71,315
Ginnie Mae II Pool 4% 9/20/2040	277,099	265,715
Ginnie Mae II Pool 4.5% 1/20/2041	70,770	69,900
Ginnie Mae II Pool 4.5% 10/20/2035	2,055	2,032
Ginnie Mae II Pool 4.5% 10/20/2039	9,953	9,623
Ginnie Mae II Pool 4.5% 10/20/2040	14,924	14,741
Ginnie Mae II Pool 4.5% 10/20/2040	147,492	142,578
Ginnie Mae II Pool 4.5% 11/20/2040	14,950	14,767
Ginnie Mae II Pool 4.5% 11/20/2040	58,638	56,632
Ginnie Mae II Pool 4.5% 12/1/2054 (e)	8,800,000	8,492,000
Ginnie Mae II Pool 4.5% 12/20/2039	55,771	53,936
Ginnie Mae II Pool 4.5% 12/20/2040	30,504	29,467
Ginnie Mae II Pool 4.5% 2/20/2041	251,525	248,429
Ginnie Mae II Pool 4.5% 2/20/2041	2,983	2,881
Ginnie Mae II Pool 4.5% 3/20/2036	5,132	5,076
Ginnie Mae II Pool 4.5% 3/20/2041	16,566	16,362
Ginnie Mae II Pool 4.5% 4/20/2040	26,271	25,391
Ginnie Mae II Pool 4.5% 4/20/2041	154,758	152,850
Ginnie Mae II Pool 4.5% 5/20/2040	17,454	17,241
Ginnie Mae II Pool 4.5% 5/20/2041	654,268	646,193
Ginnie Mae II Pool 4.5% 5/20/2054	1,988,063	1,918,467
Ginnie Mae II Pool 4.5% 6/20/2033	2,850	2,822
Ginnie Mae II Pool 4.5% 6/20/2039	11,021	10,661
Ginnie Mae II Pool 4.5% 6/20/2040	25,674	24,830
Ginnie Mae II Pool 4.5% 6/20/2041	409,439	404,374
Ginnie Mae II Pool 4.5% 7/20/2039	2,594	2,544
Ginnie Mae II Pool 4.5% 7/20/2040	28,833	28,481
Ginnie Mae II Pool 4.5% 7/20/2040	2,259	2,185
Ginnie Mae II Pool 4.5% 8/20/2040	4,378	4,325
Ginnie Mae II Pool 4.5% 9/20/2040	155,012	153,112
Ginnie Mae II Pool 5% 12/1/2054 (e)	2,300,000	2,267,656
Ginnie Mae II Pool 5% 9/20/2033	122,249	122,711
Ginnie Mae II Pool 5.5% 1/1/2055 (e)	14,325,000	14,333,393
Ginnie Mae II Pool 5.5% 12/1/2054 (e)	44,525,000	44,584,134
Ginnie Mae II Pool 6% 1/1/2055 (e)	80,125,000	80,901,211
Ginnie Mae II Pool 6% 11/20/2031	3,430	3,502
Ginnie Mae II Pool 6% 12/1/2054 (e)	159,350,000	161,018,204
Ginnie Mae II Pool 6% 5/20/2032	16,477	16,859
Ginnie Mae II Pool 6.5% 1/1/2055 (e)	3,850,000	3,912,713
Ginnie Mae II Pool 6.5% 1/20/2032	245	252
Ginnie Mae II Pool 6.5% 11/20/2031	606	622
Ginnie Mae II Pool 6.5% 12/1/2054 (e)	10,350,000	10,523,040
Ginnie Mae II Pool 6.5% 3/20/2031	759	778
Ginnie Mae II Pool 6.5% 4/20/2031	162	166
Ginnie Mae II Pool 6.5% 6/20/2031	148	152
Ginnie Mae II Pool 6.5% 7/20/2031	174	179
Ginnie Mae II Pool 6.5% 8/20/2031	185	190
Ginnie Mae II Pool 7% 2/20/2032	4,450	4,601
Ginnie Mae II Pool 7% 3/20/2032	2,202	2,277
Uniform Mortgage Backed Securities 2% 1/1/2055 (e)	98,125,000	78,764,476
Uniform Mortgage Backed Securities 2% 12/1/2039 (e)	13,150,000	11,790,824
Uniform Mortgage Backed Securities 2% 12/1/2054 (e)	332,250,000	266,371,072
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (e)	150,450,000	125,954,859
Uniform Mortgage Backed Securities 3% 1/1/2055 (e)	700,000	610,422
Uniform Mortgage Backed Securities 3% 12/1/2039 (e)	2,900,000	2,729,851
Uniform Mortgage Backed Securities 3% 12/1/2054 (e)	111,850,000	97,458,048
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (e)	119,675,000	108,446,122
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (e)	17,150,000	16,472,040
Uniform Mortgage Backed Securities 5% 12/1/2039 (e)	7,400,000	7,415,610
Uniform Mortgage Backed Securities 6% 12/1/2054 (e)	75,575,000	76,484,258
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (e)	1,825,000	1,868,415
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (e)	157,350,000	161,111,641
TOTAL UNITED STATES		2,294,015,735
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,295,457,431)		2,294,015,735

U.S. Treasury Obligations - 47.2%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.00	58,500,000	38,219,238
US Treasury Bonds 2.375% 5/15/2051	2.36 to 2.40	423,629,000	286,164,698
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.30	224,700,000	168,726,879
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.90	157,354,000	137,131,553
US Treasury Bonds 4.125% 8/15/2044 (s)	4.53 to 4.63	17,050,000	16,229,469
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.78	116,000,000	113,299,375
US Treasury Bonds 4.25% 8/15/2054	4.00 to 4.65	39,550,000	38,678,664
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.60	3,500,000	3,565,078
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.64	77,500,000	80,563,672
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	55,400,000	58,624,453
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.86	361,500,000	340,939,688
US Treasury Notes 3.5% 2/15/2033	3.37 to 3.93	377,500,000	359,981,641
US Treasury Notes 3.5% 4/30/2030	3.75	154,100,000	149,585,351
US Treasury Notes 3.625% 3/31/2030	3.38 to 3.46	162,200,000	158,468,133
US Treasury Notes 3.75% 12/31/2030	4.08	211,300,000	207,090,507
US Treasury Notes 3.75% 6/30/2030	3.93	122,500,000	120,294,043
US Treasury Notes 3.75% 8/31/2031 (s)	3.54	85,600,000	83,663,969
US Treasury Notes 3.875% 8/15/2034	3.66 to 4.28	349,460,000	340,532,485
US Treasury Notes 4% 2/15/2034	4.17	148,300,000	146,063,915
US Treasury Notes 4.125% 7/31/2031	3.74 to 3.79	562,250,000	561,905,622
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	962,760,000	968,965,287
US Treasury Notes 4.25% 6/30/2031	4.24 to 4.25	176,000,000	177,182,500
US Treasury Notes 4.375% 5/15/2034	3.79	90,000	91,222
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	371,600,000	380,120,673
US Treasury Notes 4.5% 5/31/2029	4.28	1,330,000	1,351,768
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,176,411,686)			4,937,439,883

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.64	503,717,273	503,818,016
Fidelity Securities Lending Cash Central Fund (k)(t)	4.64	90,634,275	90,643,339
TOTAL MONEY MARKET FUNDS (Cost $594,460,829)			594,461,355

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	8,500,000	121,845
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	2,300,000	127,007
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	14,900,000	542,197
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	7,400,000	275,062
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	8,000,000	297,596
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	6,700,000	254,022
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,300,000	123,259
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	2,100,000	23,658
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	48,900,000	1,738,336
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,300,000	97,364
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	21,800,000	1,204,419
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	4,600,000	165,909

TOTAL PUT SWAPTIONS			4,970,674
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	8,500,000	157,728
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	2,300,000	30,474
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	14,900,000	645,479
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	7,400,000	314,793
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	8,000,000	337,798
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	6,700,000	276,959
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,300,000	139,098
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	2,100,000	47,154
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	48,900,000	2,209,578
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,300,000	79,916
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	21,800,000	292,620
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	4,600,000	201,905

TOTAL CALL SWAPTIONS			4,733,502
TOTAL PURCHASED SWAPTIONS (Cost $10,061,490)			9,704,176

TOTAL INVESTMENT IN SECURITIES - 116.4% (Cost $12,645,665,928)	12,184,502,368
NET OTHER ASSETS (LIABILITIES) - (16.4)%	(1,712,858,005)
NET ASSETS - 100.0%	10,471,644,363

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(62,375,000)	(51,283,945)
Ginnie Mae II Pool 3% 12/1/2054	(52,925,000)	(46,921,320)
Ginnie Mae II Pool 3.5% 12/1/2054	(35,950,000)	(32,863,355)
Ginnie Mae II Pool 4% 12/1/2054	(1,600,000)	(1,505,000)
Ginnie Mae II Pool 5.5% 12/1/2054	(38,150,000)	(38,200,667)
Ginnie Mae II Pool 6% 12/1/2054	(130,775,000)	(132,144,057)
Ginnie Mae II Pool 6.5% 12/1/2054	(7,700,000)	(7,828,735)
Uniform Mortgage Backed Securities 2% 12/1/2039	(13,150,000)	(11,790,824)
Uniform Mortgage Backed Securities 2% 12/1/2054	(153,800,000)	(123,304,351)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(150,450,000)	(125,954,859)
Uniform Mortgage Backed Securities 3% 12/1/2054	(48,300,000)	(42,085,147)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(120,600,000)	(109,284,331)
Uniform Mortgage Backed Securities 4% 12/1/2054	(12,000,000)	(11,227,500)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(1,450,000)	(1,392,680)
Uniform Mortgage Backed Securities 5% 12/1/2039	(7,400,000)	(7,415,610)
Uniform Mortgage Backed Securities 5% 12/1/2054	(8,600,000)	(8,438,078)
Uniform Mortgage Backed Securities 6% 12/1/2054	(67,600,000)	(68,413,309)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(13,925,000)	(14,257,894)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(834,311,662)

TOTAL TBA SALE COMMITMENTS (Proceeds $825,363,459)		(834,311,662)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	5,500,000	(216,556)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	5,500,000	(190,800)

TOTAL WRITTEN SWAPTIONS			(407,356)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	218	Mar 2025	24,238,875	330,091	330,091
CBOT 2-Year U.S. Treasury Note Contracts (United States)	700	Mar 2025	144,276,563	377,035	377,035
CBOT 5-Year U.S. Treasury Note Contracts (United States)	90	Mar 2025	9,684,141	79,331	79,331
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	9	Mar 2025	1,144,688	178	178

TOTAL PURCHASED					786,635

Sold

Interest Rate Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	158	Mar 2025	18,881,000	(507,635)	(507,635)

TOTAL FUTURES CONTRACTS					279,000
The notional amount of futures purchased as a percentage of Net Assets is 1.7%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	230,000	35,580	(59,757)	(24,177)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	46,409	(85,612)	(39,203)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	12,376	(22,591)	(10,215)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	570,000	88,177	(137,817)	(49,640)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	330,000	51,050	(79,800)	(28,750)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	110,000	17,017	(27,830)	(10,813)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	30,939	(38,350)	(7,411)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	22,920	(24,443)	(1,523)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	22,920	(23,850)	(930)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	154,697	(155,564)	(867)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	2,700,000	309,415	(312,978)	(3,563)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	200,000	30,939	(52,218)	(21,279)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly	100,000	11,460	(13,065)	(1,605)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	14,553	(126,946)	(112,393)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	181	(686)	(505)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	800,000	123,758	(199,944)	(76,186)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,170,000	180,996	(309,601)	(128,605)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	15,470	(16,649)	(1,179)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	22,920	(27,638)	(4,718)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	46,409	(46,053)	356

TOTAL BUY PROTECTION							1,238,186	(1,761,392)	(523,206)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	1,000,000	(12,889)	13,091	202
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(20,744)	31,911	11,167
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	11,700,000	(150,802)	187,858	37,056
Custom Index Swap on Cmbx Aaa Cdsi S12 Prc Indx	NR	Aug 2061	JP Morgan Securities LLC	0.5%	Monthly	3,000,000	(265)	12,884	12,619
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	JP Morgan Securities LLC	0.5%	Monthly	10,000,000	(172,866)	181,801	8,935
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860,000	(12,448)	153,856	141,408
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260,000	(2,286)	29,062	26,776
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(8,643)	8,548	(95)
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	15,000,000	(259,299)	254,173	(5,126)

TOTAL SELL PROTECTION							(640,242)	873,184	232,942
TOTAL CREDIT DEFAULT SWAPS							597,944	(888,208)	(290,264)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	1,111,000	18,825	0	18,825
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	10,544,000	244,860	0	244,860
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	106,828,000	2,416,690	0	2,416,690
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	398,000	11,166	0	11,166
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	17,721,000	704,621	0	704,621
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	924,000	(42,957)	0	(42,957)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	16,100,000	628,906	0	628,906
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	4,538,000	(361,945)	0	(361,945)
TOTAL INTEREST RATE SWAPS							3,620,166	0	3,620,166

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,700,167,362 or 16.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)	Investment made with cash collateral received from securities on loan.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,238,640.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,073,474.
(p)	Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $274,198.
(q)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $74,935.

(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)	Security or a portion of the security is on loan at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	319,736,009	1,470,079,614	1,285,997,607	3,437,032	-	-	503,818,016	0.9%
Fidelity Securities Lending Cash Central Fund	-	581,975,225	491,331,886	9,273	-	-	90,643,339	0.3%
Fidelity Specialized High Income Central Fund	149,462,962	2,158,895	-	2,158,778	-	(172,170)	151,449,687	62.0%
Total	469,198,971	2,054,213,734	1,777,329,493	5,605,083	-	(172,170)	745,911,042

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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